UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)[1]
Consumer Discretionary (20.3%)
*	Amazon.com Inc.	317,142	210,836
	Home Depot Inc.	982,798	131,577
*	Liberty Interactive Corp. QVC Group Class A	4,150,307	109,900
*	TripAdvisor Inc.	1,121,417	92,371
	NIKE Inc. Class B	576,731	76,290
	L Brands Inc.	795,939	75,941
	Lowe's Cos. Inc.	668,155	51,181
	Starbucks Corp.	781,595	47,982
	DR Horton Inc.	1,444,899	46,685
*	AutoZone Inc.	58,824	46,105
	Lennar Corp. Class A	811,206	41,542
*	Priceline Group Inc.	30,891	38,578
*,^ Tesla Motors Inc.		160,303	36,911
*	Discovery Communications Inc.	1,181,173	34,939
*	O'Reilly Automotive Inc.	132,049	34,844
	Harley-Davidson Inc.	671,800	32,864
	Dollar General Corp.	498,500	32,607
	Harman International Industries Inc.	312,392	32,226
	Ross Stores Inc.	532,615	27,701
	BorgWarner Inc.	630,370	26,911
	Dunkin' Brands Group Inc.	590,560	25,052
	Las Vegas Sands Corp.	528,107	23,268
*	Discovery Communications Inc. Class A	654,690	20,387
	Netflix Inc.	146,824	18,108
	Wyndham Worldwide Corp.	217,579	16,519
	VF Corp.	232,400	15,036
	Chipotle Mexican Grill Inc. Class A	21,825	12,649
	Industria de Diseno Textil SA ADR	572,785	10,264
	Walt Disney Co.	84,359	9,572
	Under Armour Inc. Class A	107,508	9,269
	Marriott International Inc. Class A	117,508	8,333
	Wynn Resorts Ltd.	112,536	7,064
	CarMax Inc.	96,382	5,523
	McDonald's Corp.	39,822	4,546
^	Shake Shack Inc. Class A	53,497	2,458
	JD.com Inc. ADR	78,437	2,406
			1,418,445
Consumer Staples (5.6%)
	Walgreens Boots Alliance Inc.	1,325,085	111,347
	Estee Lauder Cos. Inc. Class A	746,856	62,826
*	Monster Beverage Corp.	400,615	61,939
	Mondelez International Inc. Class A	1,077,608	47,048
	CVS Health Corp.	380,563	35,807
	PepsiCo Inc.	351,358	35,192
	Kroger Co.	414,800	15,622
	Costco Wholesale Corp.	63,667	10,277
	Brown-Forman Corp. Class B	44,236	4,536
	Colgate-Palmolive Co.	61,283	4,025

Boston Beer Co. Inc. Class A	7,931	1,694
		390,313
Energy (0.3%)
Schlumberger Ltd.	226,100	17,444
* Cobalt International Energy Inc.	662,380	4,882
Apache Corp.	33,175	1,631
^ Ultra Petroleum Corp.	125,814	504
		24,461
Financials (8.8%)
Equinix Inc.	368,743	109,332
Crown Castle International Corp.	1,267,555	108,896
Intercontinental Exchange Inc.	326,884	84,938
* Markel Corp.	53,837	48,732
American Tower Corporation	362,065	35,982
BlackRock Inc.	93,784	34,111
Citigroup Inc.	520,100	28,132
* Affiliated Managers Group Inc.	149,800	26,549
First Republic Bank	278,994	19,212
Moody's Corp.	181,200	18,685
M&T Bank Corp.	136,638	17,125
MSCI Inc. Class A	242,710	17,019
MarketAxess Holdings Inc.	155,939	16,651
Berkshire Hathaway Inc. Class B	85,803	11,505
Morgan Stanley	238,429	8,178
LendingClub Corp.	599,976	7,212
Fairfax Financial Holdings Ltd.	14,741	7,077
TD Ameritrade Holding Corp.	187,930	6,884
US Bancorp	79,704	3,498
American Express Co.	43,845	3,141
		612,859
Health Care (18.7%)
* Allergan plc	615,327	193,145
* Celgene Corp.	1,424,662	155,929
Bristol-Myers Squibb Co.	1,654,643	110,878
* Biogen Inc.	384,526	110,305
Novo Nordisk A/S ADR	1,607,283	88,352
* Valeant Pharmaceuticals International Inc.	816,459	73,449
* Cerner Corp.	953,735	56,843
* Illumina Inc.	285,988	52,593
Gilead Sciences Inc.	474,641	50,293
UnitedHealth Group Inc.	444,951	50,150
* Edwards Lifesciences Corp.	273,386	44,562
* Regeneron Pharmaceuticals Inc.	74,272	40,441
Medtronic plc	428,511	32,284
* IDEXX Laboratories Inc.	425,472	30,132
DENTSPLY International Inc.	468,201	28,401
* Vertex Pharmaceuticals Inc.	219,270	28,365
* Sirona Dental Systems Inc.	256,311	27,805
* IMS Health Holdings Inc.	914,088	25,338
Zoetis Inc.	451,200	21,071
* Medivation Inc.	426,678	18,040
Merck & Co. Inc.	225,713	11,965
BioMarin Pharmaceutical Inc.	117,079	11,166
McKesson Corp.	57,262	10,843
Alexion Pharmaceuticals Inc.	51,666	9,219
Shire plc ADR	40,700	8,480

	Waters Corp.	61,715	8,197
	Genomic Health Inc.	203,823	6,180
	Seattle Genetics Inc.	45,430	1,907
	ABIOMED Inc.	12,586	1,027
			1,307,360
Industrials (5.8%)
*	Verisk Analytics Inc. Class A	576,905	43,239
	Nielsen Holdings plc	801,447	37,412
	Fortune Brands Home & Security Inc.	661,558	36,366
	Equifax Inc.	315,629	35,193
*	TransDigm Group Inc.	133,000	31,206
*	IHS Inc. Class A	248,589	30,653
	AMETEK Inc.	507,855	28,673
	Union Pacific Corp.	320,700	26,923
*	Stericycle Inc.	207,530	25,053
	Watsco Inc.	165,541	21,042
	Kansas City Southern	223,698	20,339
	Danaher Corp.	197,603	19,047
	JB Hunt Transport Services Inc.	136,236	10,659
*	TransUnion	400,909	10,251
	Boeing Co.	67,495	9,817
^	NOW Inc.	436,642	8,025
	United Parcel Service Inc. Class B	59,421	6,121
	Lockheed Martin Corp.	11,370	2,492
			402,511
Information Technology (34.3%)
*	Alphabet Inc.	339,794	252,331
	Visa Inc. Class A	2,803,109	221,474
	MasterCard Inc. Class A	2,249,700	220,291
	Apple Inc.	1,728,302	204,458
*	Facebook Inc. Class A	1,897,858	197,833
*	Alphabet Inc. Class A	196,072	149,573
	QUALCOMM Inc.	2,482,051	121,099
	Microsoft Corp.	2,062,697	112,107
*	PayPal Holdings Inc.	2,740,483	96,629
*	eBay Inc.	3,227,019	95,487
*	Electronic Arts Inc.	1,385,348	93,913
*	Baidu Inc. ADR	405,105	88,301
*	Adobe Systems Inc.	723,344	66,157
*	salesforce.com inc	655,766	52,258
	Intuit Inc.	504,188	50,520
*	Red Hat Inc.	468,255	38,121
*	Cognizant Technology Solutions Corp. Class A	560,267	36,182
*	Alliance Data Systems Corp.	121,942	34,979
	CDW Corp.	799,903	34,532
*	FleetCor Technologies Inc.	216,391	33,261
*	Alibaba Group Holding Ltd. ADR	391,456	32,914
*	Workday Inc. Class A	372,490	31,181
	Texas Instruments Inc.	526,900	30,623
*	ServiceNow Inc.	310,482	27,015
*	Yelp Inc. Class A	478,000	14,402
*,^ Zillow Group Inc.		486,858	12,001
*	Akamai Technologies Inc.	199,700	11,505
	LinkedIn Corp. Class A	44,855	10,905
^	GrubHub Inc.	388,290	9,956
	Tencent Holdings Ltd.	434,910	8,643

Splunk Inc.			81,304	4,837
*,^ Zillow Group Inc. Class A			151,385	3,940
Twitter Inc.			139,957	3,555
Palo Alto Networks Inc.			10,546	1,976
FireEye Inc.			37,572	860
				2,403,819
Materials (1.4%)
Sherwin-Williams Co.			148,671	41,044
Eagle Materials Inc.			270,977	18,719
Martin Marietta Materials Inc.			100,741	15,857
PPG Industries Inc.			84,400	8,924
Monsanto Co.			80,671	7,677
Vulcan Materials Co.			51,273	5,264
				97,485
Other (0.0%)
*,2 WeWork Class A PP			52,398	2,172
3 Vanguard Growth ETF			3,100	339
				2,511
Telecommunication Services (0.3%)
* SBA Communications Corp. Class A			223,959	23,551
Total Common Stocks (Cost $4,870,669)				6,683,315
Preferred Stocks (1.5%)
*,2 Uber Technologies PP			1,408,784	55,842
*,2 Airbnb Inc.			128,123	13,644
*,2 Pinterest Prf G PP			319,295	11,461
*,2 WeWork Pfd. D1 PP			260,418	10,792
*,2 WeWork Pfd. D2 PP			204,614	8,479
*,2 Cloudera, Inc. Pfd.			300,088	7,604
Total Preferred Stocks (Cost $57,356)				107,822
	Coupon
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.0%)
[4,5] Vanguard Market Liquidity Fund	0.239%		280,063,968	280,064

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Bank of America Securities, LLC
(Dated 11/30/15, Repurchase Value
$18,000,000, collateralized by U.S.
Treasury Note/Bond 2.750%-3.500%,
5/15/20-2/15/24, with a value of
$18,360,000)	0.110%	12/1/15	18,000	18,000

U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes	0.250%	4/20/16	1,000	999
8 Federal Home Loan Bank Discount Notes	0.245%	4/20/16	1,000	999
[7,8] Federal Home Loan Bank Discount Notes	0.260%	4/27/16	1,000	999
[7,8] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	5,000	4,993
[6,7] Freddie Mac Discount Notes	0.220%	3/30/16	500	499
[6,7] Freddie Mac Discount Notes	0.220%	4/15/16	2,300	2,298

United States Treasury Bill	0.370%-0.386%	5/26/16	1,000	998
				11,785
Total Temporary Cash Investments (Cost $309,851)				309,849
Total Investments (101.4%) (Cost $5,237,876)				7,100,986
Other Assets and Liabilities-Net (-1.4%)[5]				(100,382)
Net Assets (100%)				7,000,604

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,783,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.0%, respectively, of net assets.
2 Restricted securities totaling $109,994,000, representing 1.6% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $17,342,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $9,788,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
PP—Private Placement

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

U.S. Growth Fund

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,672,500	8,643	2,172
Preferred Stocks	—	—	107,822
Temporary Cash Investments	280,064	29,785	—
Futures Contracts—Assets[1]	280	—	—
Futures Contracts—Liabilities[1]	(1,409)	—	—
Total	6,951,435	38,428	109,994
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2015. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

U.S. Growth Fund

Investments in
Common Stocks and
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of August 31, 2015	106,035
Change in Unrealized Appreciation (Depreciation)	3,959
Balance as of November 30, 2015	109,994

Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2015, was $3,959,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2015:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)

Common Stocks	2,172	Market Approach	Target Event Price	$41.440

Preferred Stocks	107,822	Market Approach	Comparable	106.490
			Company Approach

			Target Event Price
				41.440
			Recent Market
				39.639
			Transaction
				35.895
			Purchase Price

			Comparable
			Company Approach	25.660

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

U.S. Growth Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	278	144,546	9,431
E-mini S&P 500 Index	December 2015	135	14,039	(19)
E-mini S&P Mid-Cap 400 Index	December 2015	94	13,725	573
				9,985

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At November 30, 2015, the cost of investment securities for tax purposes was $5,237,876,000. Net unrealized appreciation of investment securities for tax purposes was $1,863,110,000, consisting of unrealized gains of $2,072,004,000 on securities that had risen in value since their purchase and $208,894,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)[1]
Australia (0.7%)
Brambles Ltd.	9,407,459	73,801
^ Orica Ltd.	3,443,000	39,256
Amcor Ltd.	3,483,977	33,990
		147,047
Brazil (0.6%)
Raia Drogasil SA	5,679,649	58,128
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	12,798,400	37,509
Banco Bradesco SA Preference Shares	4,770,000	25,940
		121,577
Canada (1.7%)
Toronto-Dominion Bank	5,680,732	232,002
Suncor Energy Inc.	2,015,763	55,698
Bank of Nova Scotia	990,000	45,139
ShawCor Ltd.	1,165,000	25,299
First Quantum Minerals Ltd.	5,000,000	18,196
		376,334
China (11.7%)
Tencent Holdings Ltd.	39,709,800	789,128
* Baidu Inc. ADR	3,535,900	770,720
* Alibaba Group Holding Ltd. ADR	7,093,863	596,452
New Oriental Education & Technology Group Inc. ADR	4,963,100	144,029
* JD.com Inc. ADR	3,717,466	114,052
China Pacific Insurance Group Co. Ltd.	20,926,200	86,244
Mindray Medical International Ltd. ADR	1,455,000	39,023
CNOOC Ltd.	27,813,000	30,731
Beijing Enterprises Holdings Ltd.	4,760,500	29,739
		2,600,118
Denmark (1.9%)
Novozymes A/S	3,172,000	152,302
Novo Nordisk A/S Class B	1,871,763	102,958
^ Chr Hansen Holding A/S	1,508,200	94,552
* Genmab A/S	633,488	81,494
		431,306
Finland (0.4%)
Nokia Oyj	13,042,906	94,066

France (4.9%)
Essilor International SA	1,447,750	188,843
L'Oreal SA	978,915	173,133
Kering	983,955	169,997
Sanofi	1,282,234	113,958
Schneider Electric SE	1,505,244	95,095
Airbus Group SE	950,000	68,578
Accor SA	1,530,376	64,526
Societe Generale SA	1,292,000	61,592
TOTAL SA	1,012,035	50,115
Publicis Groupe SA	780,000	49,190

Safran SA	631,553	46,293
		1,081,320
Germany (7.8%)
SAP SE	3,313,312	261,653
*,2 Zalando SE	5,797,173	196,365
Fresenius Medical Care AG & Co. KGaA	2,022,947	166,843
Bayerische Motoren Werke AG	1,446,542	157,538
BASF SE	1,582,450	130,609
Continental AG	387,131	93,267
HeidelbergCement AG	1,157,506	92,007
GEA Group AG	2,184,365	90,443
Bayer AG	627,000	83,338
^,*,2Rocket Internet SE	2,558,215	75,410
adidas AG	728,000	70,315
*,3 Home 24AG	23,630	63,553
Deutsche Bank AG	2,299,064	58,890
MTU Aero Engines AG	548,000	54,328
*,3 HelloFresh	2,151,234	47,345
* MorphoSys AG	604,515	35,744
*,3 CureVac GmbH	12,600	28,421
^,* AIXTRON SE	3,130,112	24,947
		1,731,016
Hong Kong (5.0%)
AIA Group Ltd.	125,380,400	748,624
Jardine Matheson Holdings Ltd.	2,928,925	146,136
Hong Kong Exchanges and Clearing Ltd.	4,582,630	118,975
Techtronic Industries Co. Ltd.	14,300,000	58,089
Hang Lung Properties Ltd.	14,455,000	33,879
		1,105,703
India (2.3%)
Housing Development Finance Corp. Ltd.	7,692,900	139,957
Idea Cellular Ltd.	61,660,100	130,818
HDFC Bank Ltd.	5,907,291	95,400
Zee Entertainment Enterprises Ltd.	12,828,104	78,603
*,2,3 FlipKart G Series	338,176	46,286
*,2,3 Flipkart H Series	135,569	19,283
		510,347
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	80,150,800	49,490

Ireland (1.2%)
Kerry Group plc Class A	1,864,917	150,329
* Bank of Ireland (Dublin Shares)	182,335,677	67,947
* Bank of Ireland (London Shares)	127,016,431	47,264
		265,540
Israel (1.0%)
* Check Point Software Technologies Ltd.	2,252,778	196,645
Teva Pharmaceutical Industries Ltd. ADR	317,626	19,988
		216,633
Italy (3.8%)
* Fiat Chrysler Automobiles NV	36,834,156	525,845
EXOR SPA	3,114,856	139,536
UniCredit SPA	16,793,763	98,413
Intesa Sanpaolo SPA (Registered)	20,772,195	71,185
		834,979

Japan (11.3%)
SoftBank Group Corp.	7,665,200	406,559
SMC Corp.	1,363,400	361,607
Rakuten Inc.	19,991,600	252,247
M3 Inc.	9,395,600	206,744
Sumitomo Mitsui Financial Group Inc.	5,263,900	200,918
Bridgestone Corp.	4,786,900	170,504
Astellas Pharma Inc.	8,215,140	115,620
Kubota Corp.	6,483,000	108,183
Sekisui Chemical Co. Ltd.	7,970,000	95,069
Tokio Marine Holdings Inc.	2,075,000	76,535
Toyota Motor Corp.	1,165,000	72,505
ORIX Corp.	4,974,200	71,815
Japan Tobacco Inc.	1,855,000	66,436
Suzuki Motor Corp.	2,121,700	65,238
MISUMI Group Inc.	4,100,000	55,606
SBI Holdings Inc.	4,470,400	50,636
Keyence Corp.	86,700	47,023
FANUC Corp.	263,600	46,983
Daikin Industries Ltd.	502,200	35,228
Suntory Beverage & Food Ltd.	132,900	5,181
2,510,637
Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	12,699,316	68,551

Netherlands (1.4%)
ASML Holding NV	1,872,802	173,283
Akzo Nobel NV	979,995	69,633
ING Groep NV	4,450,000	61,176
304,092
Norway (1.4%)
^	Statoil ASA	7,741,701	119,178
Schibsted ASA Class A	1,760,994	63,867
*	Schibsted ASA Class B	1,760,994	61,390
DNB ASA	4,178,253	54,919
299,354
Other (0.2%)
4	Vanguard FTSE All-World ex-US ETF	1,128,434	50,644

Peru (0.1%)
Credicorp Ltd.	100,339	10,597

Portugal (0.2%)
Jeronimo Martins SGPS SA	3,627,182	50,303

Russia (0.5%)
Magnit PJSC GDR	2,339,737	112,819

Singapore (0.2%)
DBS Group Holdings Ltd.	3,690,748	43,115

South Africa (0.1%)
Sasol Ltd.	1,150,000	31,994

South Korea (1.9%)
^,* Celltrion Inc.	1,894,689	140,781

NAVER Corp.	248,730	135,379
Samsung Electronics Co. Ltd.	51,500	57,008
Hankook Tire Co. Ltd.	1,180,000	46,986
Hyundai Motor Co.	295,719	37,605
		417,759
Spain (4.9%)
Industria de Diseno Textil SA	17,650,315	633,940
Banco Popular Espanol SA	70,317,553	247,305
Distribuidora Internacional de Alimentacion SA	12,745,795	80,441
Banco Bilbao Vizcaya Argentaria SA	9,108,396	75,471
Banco Santander SA	10,842,422	59,006
		1,096,163
Sweden (5.3%)
Atlas Copco AB Class A	12,605,874	337,463
* Svenska Handelsbanken AB Class A	22,936,064	308,333
Investment AB Kinnevik	8,819,732	271,077
* Assa Abloy AB Class B	5,688,920	120,815
^ Elekta AB Class B	8,638,260	71,714
Alfa Laval AB	3,483,662	64,343
		1,173,745
Switzerland (5.0%)
Nestle SA	4,003,967	296,771
Syngenta AG	733,766	270,246
Roche Holding AG	798,485	213,883
Cie Financiere Richemont SA	1,728,325	129,141
Lonza Group AG	493,804	77,988
Novartis AG	760,000	64,837
LafargeHolcim Ltd.	913,500	48,798
		1,101,664
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	47,868,000	204,832

Thailand (0.6%)
Kasikornbank PCL (Foreign)	25,755,756	122,852

Turkey (0.6%)
BIM Birlesik Magazalar AS	7,035,103	131,545

United Kingdom (13.3%)
ARM Holdings plc	22,249,681	376,970
Rolls-Royce Holdings plc	37,583,646	342,888
Prudential plc	12,845,749	297,790
HSBC Holdings plc	20,792,715	165,905
Royal Dutch Shell plc Class A	6,333,251	157,598
Vodafone Group plc	42,451,503	142,865
Capita plc	5,905,997	113,182
Reckitt Benckiser Group plc	1,174,220	110,103
Carnival plc	2,111,684	109,974
Diageo plc	3,794,350	108,828
Aggreko plc	6,818,283	103,190
BHP Billiton plc	8,471,047	101,663
Lloyds Banking Group plc	87,452,223	96,035
Standard Chartered plc	11,116,676	93,219
Burberry Group plc	4,837,643	90,673
WPP plc	3,449,349	79,718
^,* Ocado Group plc	12,833,540	71,491

	Unilever plc			1,520,000	64,882
	Ultra Electronics Holdings plc			2,080,000	62,245
*,3 Spotify Ltd.				26,474	59,000
	Inchcape plc			4,900,000	58,003
	Intertek Group plc			1,170,000	49,817
	G4S plc			14,450,000	49,380
	Spectris plc			1,650,000	44,183
*	Standard Chartered plc Rights Exp. 12/10/2015			3,176,192	4,353
					2,953,955
United States (6.2%)
*	Amazon.com Inc.			1,071,200	712,134
*	Illumina Inc.			1,194,656	219,697
^,* Tesla Motors Inc.				751,208	172,973
	MercadoLibre Inc.			1,215,300	149,774
	Samsonite International SA			22,315,000	66,028
	ResMed Inc.			942,000	56,115
					1,376,721
Total Common Stocks (Cost $18,350,885)					21,626,818
Preferred Stocks (0.2%)
*,3 You & Mr. Jones (Cost $44,800)				44,800,000	44,800

		Coupon
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.5%)
[5,6] Vanguard Market Liquidity Fund		0.239%		781,598,009	781,598

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
7,8,9	Federal Home Loan Bank Discount Notes	0.140%–0.197%	12/4/15	6,000	6,000
7,9	Federal Home Loan Bank Discount Notes	0.200%	2/5/16	4,000	3,999
7,8	Federal Home Loan Bank Discount Notes	0.294%	4/29/16	2,000	1,997
	United States Treasury Bill	0.370%–0.386%	5/26/16	8,700	8,683
8,9	United States Treasury Note/Bond	0.375%	5/31/16	8,900	8,897
					29,576
Total Temporary Cash Investments (Cost $811,177)					811,174
Total Investments (101.5%) (Cost $19,206,862)					22,482,792
Other Assets and Liabilities-Net (-1.5%)[6]					(325,777)
Net Assets (100%)					22,157,015

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $370,962,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $337,344,000, representing 1.5% of net assets.
3 Restricted securities totaling $308,688,000, representing 1.4% of net assets.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $387,348,000 of collateral received for securities on loan.

7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $11,096,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $9,412,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,766,175	187,605	—
Common Stocks—Other	1,931,553	17,477,597	263,888
Preferred Stocks	—	—	44,800

International Growth Fund

Temporary Cash Investments	781,598	29,576	—
Futures Contracts—Assets[1]	458	—	—
Futures Contracts—Liabilities[1]	(615)	—	—
Forward Currency Contracts—Assets	—	4,258	—
Forward Currency Contracts—Liabilities	—	(10,947)	—
Total	4,479,169	17,688,089	308,688
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2015. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks and
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of August 31, 2015	192,068
Purchases	126,221
Change in Unrealized Appreciation (Depreciation)	(9,601)
Balance as of November 30, 2015	308,668

Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2015, was ($9,601,000).

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of November 30, 2015:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	188,122	Market Approach	Purchase Price	$2,844.390
			Purchase Price	2,225.602
			Purchase Price	2,228.610
			Purchase Price	142.240
			Recent Market	136.870
			Transaction

International Growth Fund

22.008
Purchase Price
Preferred Stocks	44,800	Market Approach	Purchase Price	1.000

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

International Growth Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2015	2,687	99,468	7,988
Topix Index	December 2015	393	50,432	4,368
FTSE 100 Index	December 2015	462	44,179	1,987
S&P ASX 200 Index	December 2015	237	22,265	660
				15,003

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At November 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/23/15	EUR	108,196	USD	122,291	(7,879)
BNP Paribas	12/15/15	JPY	7,166,096	USD	59,909	(1,657)
BNP Paribas	12/23/15	GBP	35,543	USD	54,652	(1,112)
BNP Paribas	12/22/15	AUD	36,821	USD	26,087	508
Citibank, N.A.	12/23/15	EUR	6,411	USD	6,862	(83)
Morgan Stanley Capital				USD
Services LLC	12/23/15	EUR	5,438		5,856	(105)
Citibank, N.A.	12/23/15	GBP	2,376	USD	3,618	(39)
Goldman Sachs International	12/15/15	JPY	428,625	USD	3,471	13
Morgan Stanley Capital				USD
Services LLC	12/23/15	GBP	1,626		2,484	(35)
Goldman Sachs International	12/22/15	AUD	3,205	USD	2,285	30
UBS AG	12/15/15	JPY	160,100	USD	1,303	(2)
JPMorgan Chase Bank, N.A.	12/22/15	AUD	1,411	USD	1,010	9
Citibank, N.A.	12/23/15	USD	38,997	EUR	34,314	2,711
BNP Paribas	12/15/15	USD	18,244	JPY	2,187,645	461
Citibank, N.A.	12/23/15	USD	16,285	GBP	10,553	389
Morgan Stanley Capital		USD
Services LLC	12/22/15		4,988	AUD	6,797	79

International Growth Fund

BNP Paribas	12/22/15	USD	2,750	AUD	3,855	(34)
UBS AG	12/23/15	USD	2,338	GBP	1,515	55
UBS AG	12/22/15	USD	1,046	AUD	1,444	2
						(6,689)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At November 30, 2015, the counterparty had deposited in segregated accounts securities with a value of $2,821,000 in connection with amounts due to the fund for open forward currency contracts.

E. At November 30, 2015, the cost of investment securities for tax purposes was $19,206,862,000. Net unrealized appreciation of investment securities for tax purposes was $3,275,930,000, consisting of unrealized gains of $4,986,217,000 on securities that had risen in value since their purchase and $1,710,287,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Aug. 31, 2015		from		Capital Gain	Nov. 30, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Home 24AG	67,499	—	—	—	—	63,553
Vanguard FTSE All-World	—	47,801	—	—	—	50,644
ex-US ETF
Vanguard Market Liquidity	558,678	NA1	NA1	168	—	781,598
You & Mr. Jones	—	44,800	—	—	—	44,800
Total	626,177			168	—	940,595
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Basic Materials (1.7%)
Praxair Inc.	47,622	5,372
Ecolab Inc.	44,236	5,271
Air Products & Chemicals Inc.	35,415	4,848
PPG Industries Inc.	44,741	4,731
Nucor Corp.	52,244	2,165
Alcoa Inc.	215,784	2,020
Mosaic Co.	55,904	1,769
Newmont Mining Corp.	87,012	1,602
International Flavors & Fragrances Inc.	13,262	1,592
Airgas Inc.	9,200	1,271
Ashland Inc.	11,156	1,257
Avery Dennison Corp.	14,943	986
FMC Corp.	21,912	941
Westlake Chemical Corp.	6,577	395
CONSOL Energy Inc.	37,562	296
		34,516
Consumer Goods (10.7%)
Procter & Gamble Co.	448,596	33,573
PepsiCo Inc.	240,427	24,081
NIKE Inc. Class B	92,359	12,217
Mondelez International Inc. Class A	268,527	11,724
Colgate-Palmolive Co.	148,510	9,754
Ford Motor Co.	641,354	9,191
General Motors Co.	241,381	8,738
Kraft Heinz Co.	97,178	7,161
Kimberly-Clark Corp.	60,090	7,160
General Mills Inc.	98,620	5,696
Johnson Controls Inc.	108,567	4,994
Delphi Automotive plc	46,990	4,129
VF Corp.	55,554	3,594
* Electronic Arts Inc.	49,590	3,362
Estee Lauder Cos. Inc. Class A	36,607	3,079
ConAgra Foods Inc.	71,125	2,911
Dr Pepper Snapple Group Inc.	31,713	2,846
Kellogg Co.	40,617	2,793
Stanley Black & Decker Inc.	25,255	2,757
Clorox Co.	21,721	2,700
Mead Johnson Nutrition Co.	33,432	2,694
Tyson Foods Inc. Class A	50,337	2,517
JM Smucker Co.	19,115	2,317
Genuine Parts Co.	25,107	2,275
Hershey Co.	26,089	2,252
Whirlpool Corp.	12,965	2,107
Hanesbrands Inc.	66,186	2,030
Newell Rubbermaid Inc.	44,162	1,972
* Mohawk Industries Inc.	10,278	1,960
Coca-Cola Enterprises Inc.	37,765	1,900
Church & Dwight Co. Inc.	21,695	1,861

^ Autoliv Inc.	14,586	1,835
DR Horton Inc.	55,179	1,783
Hormel Foods Corp.	22,545	1,689
Harley-Davidson Inc.	34,143	1,670
McCormick & Co. Inc.	19,043	1,636
BorgWarner Inc.	37,261	1,591
Bunge Ltd.	23,835	1,588
Campbell Soup Co.	29,858	1,560
Lennar Corp. Class A	28,747	1,472
Coach Inc.	45,189	1,436
Mattel Inc.	56,179	1,397
* Michael Kors Holdings Ltd.	30,869	1,328
Ralph Lauren Corp. Class A	9,838	1,222
Harman International Industries Inc.	11,720	1,209
PVH Corp.	12,839	1,172
Polaris Industries Inc.	10,064	1,061
Leggett & Platt Inc.	22,666	1,056
Keurig Green Mountain Inc.	19,794	1,037
* Toll Brothers Inc.	26,362	980
PulteGroup Inc.	47,554	926
* Herbalife Ltd.	15,104	872
* Edgewell Personal Care Co.	10,181	820
* lululemon athletica Inc.	16,700	799
Energizer Holdings Inc.	10,298	348
* Fossil Group Inc.	7,089	273
		217,105
Consumer Services (11.6%)
Walt Disney Co.	279,870	31,757
Home Depot Inc.	214,281	28,688
CVS Health Corp.	185,742	17,477
McDonald's Corp.	151,551	17,301
Starbucks Corp.	235,091	14,432
Lowe's Cos. Inc.	153,979	11,795
* Priceline Group Inc.	8,369	10,452
Time Warner Inc.	134,656	9,423
TJX Cos. Inc.	112,649	7,953
Target Corp.	105,559	7,653
McKesson Corp.	38,068	7,208
Cardinal Health Inc.	54,669	4,748
* O'Reilly Automotive Inc.	16,411	4,330
* AutoZone Inc.	5,101	3,998
Ross Stores Inc.	68,008	3,537
AmerisourceBergen Corp. Class A	35,743	3,526
L Brands Inc.	36,099	3,444
Omnicom Group Inc.	40,477	2,992
Dollar General Corp.	45,731	2,991
* Chipotle Mexican Grill Inc. Class A	5,110	2,962
Viacom Inc. Class B	57,121	2,844
* Dollar Tree Inc.	36,601	2,762
Nielsen Holdings plc	58,921	2,751
Macy's Inc.	55,403	2,165
Expedia Inc.	16,874	2,077
* CarMax Inc.	34,609	1,983
Signet Jewelers Ltd.	13,340	1,753
Interpublic Group of Cos. Inc.	68,005	1,564
* Bed Bath & Beyond Inc.	28,217	1,538
Tractor Supply Co.	16,994	1,518

Foot Locker Inc.	23,211	1,509
Best Buy Co. Inc.	46,421	1,475
Kohl's Corp.	30,324	1,429
H&R Block Inc.	38,772	1,423
* IHS Inc. Class A	11,225	1,384
* Discovery Communications Inc.	43,155	1,277
Staples Inc.	105,460	1,273
* Hertz Global Holdings Inc.	75,420	1,196
Darden Restaurants Inc.	20,705	1,163
TEGNA Inc.	37,236	1,052
Gap Inc.	39,103	1,045
* AutoNation Inc.	12,078	772
* Discovery Communications Inc. Class A	24,587	766
Scripps Networks Interactive Inc. Class A	11,640	661
Dun & Bradstreet Corp.	5,929	639
* Urban Outfitters Inc.	15,631	350
Gannett Co. Inc.	18,973	324
* Four Corners Property Trust Inc.	6,768	134
		235,494
Financials (24.9%)
Wells Fargo & Co.	842,836	46,440
JPMorgan Chase & Co.	607,509	40,509
Bank of America Corp.	1,722,932	30,031
Citigroup Inc.	496,804	26,872
Visa Inc. Class A	322,045	25,445
MasterCard Inc. Class A	165,484	16,204
American International Group Inc.	204,131	12,979
US Bancorp	292,646	12,844
Goldman Sachs Group Inc.	67,588	12,843
American Express Co.	143,760	10,299
PNC Financial Services Group Inc.	85,586	8,174
Bank of New York Mellon Corp.	182,607	8,006
Morgan Stanley	231,830	7,952
MetLife Inc.	149,180	7,622
BlackRock Inc.	20,374	7,410
American Tower Corporation	69,727	6,929
Prudential Financial Inc.	74,787	6,473
Capital One Financial Corp.	81,164	6,372
Charles Schwab Corp.	184,259	6,211
ACE Ltd.	53,917	6,192
Travelers Cos. Inc.	51,381	5,887
Public Storage	23,920	5,742
CME Group Inc.	52,717	5,148
BB&T Corp.	129,010	4,982
State Street Corp.	67,982	4,934
Chubb Corp.	37,465	4,890
Marsh & McLennan Cos. Inc.	87,538	4,841
Intercontinental Exchange Inc.	18,391	4,779
Equity Residential	59,528	4,752
Aflac Inc.	68,797	4,488
Aon plc	46,573	4,412
* Synchrony Financial	137,183	4,367
McGraw Hill Financial Inc.	45,207	4,361
Allstate Corp.	66,213	4,156
Discover Financial Services	71,978	4,085
AvalonBay Communities Inc.	21,687	3,943
SunTrust Banks Inc.	85,371	3,707

Prologis Inc.	86,602	3,702
Welltower Inc.	57,945	3,662
Moody's Corp.	33,433	3,448
Ameriprise Financial Inc.	29,360	3,316
Boston Properties Inc.	25,379	3,172
Hartford Financial Services Group Inc.	68,583	3,130
M&T Bank Corp.	24,808	3,109
T. Rowe Price Group Inc.	40,536	3,087
Ventas Inc.	54,694	2,917
Northern Trust Corp.	38,557	2,889
Equinix Inc.	9,655	2,863
Progressive Corp.	90,660	2,794
Franklin Resources Inc.	66,496	2,788
Fifth Third Bancorp	133,435	2,758
Weyerhaeuser Co.	85,213	2,741
HCP Inc.	75,766	2,692
Principal Financial Group Inc.	48,776	2,510
Invesco Ltd.	70,557	2,377
Lincoln National Corp.	41,684	2,292
Regions Financial Corp.	219,441	2,225
Equifax Inc.	19,591	2,184
General Growth Properties Inc.	83,333	2,123
Macerich Co.	26,030	2,034
Realty Income Corp.	38,674	1,919
* Markel Corp.	2,120	1,919
XL Group plc Class A	50,078	1,912
KeyCorp	139,694	1,831
Loews Corp.	47,180	1,788
Kimco Realty Corp.	68,052	1,775
* CBRE Group Inc. Class A	46,682	1,749
Digital Realty Trust Inc.	22,322	1,610
Western Union Co.	85,010	1,603
* Ally Financial Inc.	79,891	1,595
Huntington Bancshares Inc.	133,398	1,559
Voya Financial Inc.	37,576	1,529
Annaly Capital Management Inc.	155,942	1,494
Unum Group	40,617	1,490
Plum Creek Timber Co. Inc.	28,774	1,462
Cincinnati Financial Corp.	23,352	1,427
CIT Group Inc.	33,203	1,426
Willis Group Holdings plc	29,836	1,371
* Arch Capital Group Ltd.	18,782	1,361
Comerica Inc.	29,289	1,358
* Alleghany Corp.	2,648	1,349
TD Ameritrade Holding Corp.	34,962	1,281
Arthur J Gallagher & Co.	28,808	1,260
Torchmark Corp.	19,759	1,198
Duke Realty Corp.	56,947	1,159
PartnerRe Ltd.	7,853	1,093
Regency Centers Corp.	15,454	1,041
American Capital Agency Corp.	57,315	1,029
Zions Bancorporation	33,446	1,002
* Liberty Ventures Class A	22,224	956
Assurant Inc.	10,984	939
WR Berkley Corp.	16,489	918
Axis Capital Holdings Ltd.	15,599	874
People's United Financial Inc.	50,956	854

Iron Mountain Inc.	30,229	840
Liberty Property Trust	24,642	835
RenaissanceRe Holdings Ltd.	7,212	799
Navient Corp.	61,281	730
Legg Mason Inc.	16,196	719
Commerce Bancshares Inc.	15,247	700
Weingarten Realty Investors	18,323	641
Rayonier Inc.	20,779	501
* SLM Corp.	69,645	470
Care Capital Properties Inc.	13,533	428
* Genworth Financial Inc. Class A	80,816	408
Communications Sales & Leasing Inc.	20,287	395
		504,691
Health Care (19.5%)
Johnson & Johnson	453,234	45,885
Pfizer Inc.	1,011,483	33,146
Merck & Co. Inc.	464,836	24,641
* Allergan plc	64,463	20,234
Amgen Inc.	124,751	20,097
Bristol-Myers Squibb Co.	275,182	18,440
UnitedHealth Group Inc.	158,402	17,854
Medtronic plc	233,014	17,555
AbbVie Inc.	284,020	16,516
* Celgene Corp.	130,447	14,277
Eli Lilly & Co.	164,116	13,464
Abbott Laboratories	247,851	11,133
* Biogen Inc.	36,785	10,552
* Express Scripts Holding Co.	111,543	9,535
Thermo Fisher Scientific Inc.	65,504	9,066
* Regeneron Pharmaceuticals Inc.	13,260	7,220
* Alexion Pharmaceuticals Inc.	36,968	6,597
Aetna Inc.	58,056	5,965
Cigna Corp.	42,493	5,736
Anthem Inc.	43,492	5,670
Becton Dickinson and Co.	34,730	5,218
* Vertex Pharmaceuticals Inc.	40,255	5,207
Stryker Corp.	46,687	4,503
Humana Inc.	24,461	4,126
* Boston Scientific Corp.	221,572	4,050
Zoetis Inc.	82,549	3,855
* HCA Holdings Inc.	52,751	3,590
* Mylan NV	68,095	3,493
Baxter International Inc.	89,561	3,372
Perrigo Co. plc	22,468	3,357
* Intuitive Surgical Inc.	6,123	3,184
Baxalta Inc.	89,549	3,079
St. Jude Medical Inc.	46,911	2,960
Zimmer Biomet Holdings Inc.	28,918	2,921
* Edwards Lifesciences Corp.	17,610	2,870
* Incyte Corp.	23,385	2,672
* DaVita HealthCare Partners Inc.	35,304	2,579
* BioMarin Pharmaceutical Inc.	25,991	2,479
CR Bard Inc.	12,289	2,296
* Henry Schein Inc.	13,874	2,171
* Endo International plc	34,477	2,120
* Laboratory Corp. of America Holdings	16,555	2,012
Universal Health Services Inc. Class B	15,126	1,838

* Waters Corp.	13,023	1,730
Quest Diagnostics Inc.	23,619	1,614
DENTSPLY International Inc.	22,982	1,394
* Jazz Pharmaceuticals plc	9,061	1,328
* Varian Medical Systems Inc.	16,275	1,315
Patterson Cos. Inc.	13,863	632
		395,548
Industrials (6.1%)
Union Pacific Corp.	143,175	12,020
Danaher Corp.	95,885	9,242
FedEx Corp.	44,059	6,985
Automatic Data Processing Inc.	77,524	6,687
Illinois Tool Works Inc.	54,675	5,138
Norfolk Southern Corp.	49,747	4,729
CSX Corp.	163,686	4,654
Eaton Corp. plc	77,197	4,490
Deere & Co.	51,832	4,124
Waste Management Inc.	74,759	4,020
* Fiserv Inc.	39,105	3,764
Sherwin-Williams Co.	12,630	3,487
PACCAR Inc.	58,419	3,035
Cummins Inc.	29,557	2,967
Ingersoll-Rand plc	43,707	2,564
Rockwell Automation Inc.	22,429	2,387
Agilent Technologies Inc.	55,317	2,313
AMETEK Inc.	39,784	2,246
Vulcan Materials Co.	21,846	2,243
WestRock Co.	42,786	2,166
WW Grainger Inc.	9,360	1,877
Xerox Corp.	177,173	1,869
Fastenal Co.	44,234	1,795
Pentair plc	29,569	1,677
Kansas City Southern	18,194	1,654
CH Robinson Worldwide Inc.	23,530	1,587
Sealed Air Corp.	34,158	1,549
Towers Watson & Co. Class A	11,436	1,538
Expeditors International of Washington Inc.	31,127	1,511
Fortune Brands Home & Security Inc.	26,080	1,434
JB Hunt Transport Services Inc.	15,268	1,195
ManpowerGroup Inc.	12,768	1,153
Xylem Inc.	30,057	1,122
* United Rentals Inc.	14,125	1,111
Robert Half International Inc.	21,189	1,084
Broadridge Financial Solutions Inc.	19,543	1,075
Allegion plc	15,817	1,063
* Flextronics International Ltd.	93,344	1,050
Avnet Inc.	22,176	1,005
ADT Corp.	28,244	1,002
* Trimble Navigation Ltd.	42,147	965
* Arrow Electronics Inc.	15,558	880
* Keysight Technologies Inc.	27,567	849
Bemis Co. Inc.	16,048	756
Jabil Circuit Inc.	29,270	749
Ryder System Inc.	8,780	579
MDU Resources Group Inc.	31,905	556

*	Owens-Illinois Inc.	26,470	511
			122,457
Oil & Gas (2.2%)
	Occidental Petroleum Corp.	126,347	9,551
	Kinder Morgan Inc.	307,792	7,255
	Anadarko Petroleum Corp.	83,963	5,029
	Williams Cos. Inc.	123,537	4,516
	Devon Energy Corp.	67,596	3,110
	Spectra Energy Corp.	106,034	2,778
	Marathon Oil Corp.	112,209	1,965
	EQT Corp.	25,315	1,449
*	FMC Technologies Inc.	38,446	1,308
*	Newfield Exploration Co.	26,808	1,026
	Columbia Pipeline Group Inc.	52,609	1,008
	Helmerich & Payne Inc.	16,925	986
	Core Laboratories NV	7,075	836
	Range Resources Corp.	27,687	791
	Ensco plc Class A	38,665	662
^	Chesapeake Energy Corp.	109,939	579
*	Southwestern Energy Co.	63,796	575
^	Noble Corp. plc	39,787	528
	QEP Resources Inc.	29,234	462
			44,414
Technology (22.1%)
	Apple Inc.	920,223	108,862
	Microsoft Corp.	1,188,039	64,570
*	Alphabet Inc. Class A	48,234	36,795
*	Alphabet Inc.	47,744	35,455
	Intel Corp.	781,724	27,181
	Cisco Systems Inc.	839,450	22,875
	Oracle Corp.	542,530	21,142
	QUALCOMM Inc.	248,106	12,105
	Texas Instruments Inc.	169,432	9,847
	EMC Corp.	320,699	8,127
*	salesforce.com inc	98,470	7,847
*	Adobe Systems Inc.	82,794	7,572
*	Cognizant Technology Solutions Corp. Class A	100,767	6,508
	Avago Technologies Ltd. Class A	42,879	5,594
	Broadcom Corp. Class A	92,355	5,045
	Intuit Inc.	42,518	4,260
*	NXP Semiconductors NV	41,166	3,847
	Corning Inc.	202,766	3,798
	Applied Materials Inc.	198,424	3,724
*	Cerner Corp.	48,665	2,900
*	Micron Technology Inc.	178,125	2,838
	NVIDIA Corp.	85,614	2,716
	Altera Corp.	49,830	2,631
	SanDisk Corp.	33,673	2,487
*	Red Hat Inc.	30,381	2,473
*	Autodesk Inc.	37,451	2,377
	Western Digital Corp.	36,176	2,258
	Symantec Corp.	112,437	2,202
	Xilinx Inc.	42,580	2,116
	Lam Research Corp.	26,206	2,049
*	Citrix Systems Inc.	26,649	2,043
*	Check Point Software Technologies Ltd.	22,371	1,953

	Juniper Networks Inc.		63,358	1,909
	Maxim Integrated Products Inc.		46,977	1,821
	KLA-Tencor Corp.		25,905	1,722
	Seagate Technology plc		47,700	1,714
*	VeriSign Inc.		18,806	1,682
*	Akamai Technologies Inc.		28,225	1,626
	CA Inc.		54,613	1,535
*	Workday Inc. Class A		17,591	1,473
*	Synopsys Inc.		25,565	1,280
*,^ Mobileye NV			28,991	1,264
	CDK Global Inc.		26,420	1,253
*	F5 Networks Inc.		11,657	1,201
*	VMware Inc. Class A		11,493	706
*	Teradata Corp.		23,443	701
*	ServiceNow Inc.		7,672	668
*	Yandex NV Class A		39,642	659
	DST Systems Inc.		5,314	650
				448,061
Telecommunications (0.2%)
*	T-Mobile US Inc.		42,612	1,513
	Frontier Communications Corp.		191,588	956
*	Sprint Corp.		138,053	504
				2,973
Utilities (0.9%)
	Consolidated Edison Inc.		47,897	2,977
	Eversource Energy		52,678	2,684
	WEC Energy Group Inc.		52,397	2,584
	American Water Works Co. Inc.		29,452	1,701
	CMS Energy Corp.		45,515	1,594
	CenterPoint Energy Inc.		70,689	1,198
	Alliant Energy Corp.		18,539	1,116
	Pepco Holdings Inc.		41,400	1,063
	ONEOK Inc.		34,413	1,014
	TECO Energy Inc.		38,441	1,012
	NiSource Inc.		51,964	997
	Questar Corp.		28,975	549
				18,489
Total Common Stocks (Cost $1,635,101)				2,023,748
		Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $4,031)		0.239%	4,030,826	4,031

Total Investments (100.1%) (Cost $1,639,132)				2,027,779
Other Assets and Liabilities-Net (-0.1%)[2]				(2,921)
Net Assets (100%)				2,024,858

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,374,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,498,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

FTSE Social Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2015, the cost of investment securities for tax purposes was $1,639,132,000. Net unrealized appreciation of investment securities for tax purposes was $388,647,000, consisting of unrealized gains of $429,765,000 on securities that had risen in value since their purchase and $41,118,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.0%)
EI du Pont de Nemours & Co.	69,276	4,665
Dow Chemical Co.	88,690	4,623
LyondellBasell Industries NV Class A	28,687	2,749
Praxair Inc.	21,904	2,471
Ecolab Inc.	20,452	2,437
PPG Industries Inc.	20,660	2,184
Air Products & Chemicals Inc.	14,733	2,017
International Paper Co.	32,084	1,342
Nucor Corp.	24,614	1,020
Mosaic Co.	24,929	789
Freeport-McMoRan Inc.	40,421	331
		24,628
Consumer Goods (9.7%)
Procter & Gamble Co.	207,738	15,547
Coca-Cola Co.	299,814	12,778
PepsiCo Inc.	112,432	11,261
Philip Morris International Inc.	118,557	10,361
Altria Group Inc.	150,098	8,646
NIKE Inc. Class B	51,861	6,860
Mondelez International Inc. Class A	117,172	5,116
Colgate-Palmolive Co.	68,913	4,526
Ford Motor Co.	298,451	4,277
General Motors Co.	109,106	3,950
Kraft Heinz Co.	46,377	3,417
Monsanto Co.	35,823	3,409
Kimberly-Clark Corp.	27,804	3,313
Reynolds American Inc.	65,631	3,035
General Mills Inc.	45,786	2,645
Johnson Controls Inc.	50,076	2,303
* Tesla Motors Inc.	7,519	1,731
Archer-Daniels-Midland Co.	46,799	1,708
VF Corp.	25,986	1,681
Activision Blizzard Inc.	39,022	1,470
Estee Lauder Cos. Inc. Class A	17,384	1,462
Kellogg Co.	19,022	1,308
Stanley Black & Decker Inc.	11,851	1,294
Mead Johnson Nutrition Co.	15,432	1,244
Delphi Automotive plc	10,972	964
Hershey Co.	11,009	950
* Monster Beverage Corp.	5,880	909
Constellation Brands Inc. Class A	6,167	865
Brown-Forman Corp. Class B	7,993	820
Campbell Soup Co.	14,477	756
		118,606
Consumer Services (14.2%)
* Amazon.com Inc.	28,654	19,049
Walt Disney Co.	116,324	13,199
Home Depot Inc.	98,274	13,157

Comcast Corp. Class A	151,348	9,211
McDonald's Corp.	72,077	8,228
CVS Health Corp.	85,285	8,024
Starbucks Corp.	107,952	6,627
Wal-Mart Stores Inc.	110,923	6,527
Walgreens Boots Alliance Inc.	66,905	5,622
Lowe's Cos. Inc.	71,410	5,470
Costco Wholesale Corp.	33,656	5,433
* Priceline Group Inc.	3,882	4,848
Time Warner Inc.	59,247	4,146
Time Warner Cable Inc.	21,628	3,996
* Netflix Inc.	30,830	3,802
TJX Cos. Inc.	49,424	3,489
Target Corp.	48,076	3,486
McKesson Corp.	17,765	3,364
Twenty-First Century Fox Inc. Class A	112,976	3,334
Delta Air Lines Inc.	60,912	2,830
Kroger Co.	70,674	2,662
* eBay Inc.	84,435	2,498
Yum! Brands Inc.	33,025	2,395
Southwest Airlines Co.	50,777	2,330
Comcast Corp. Special Class A	37,325	2,278
Cardinal Health Inc.	25,067	2,177
American Airlines Group Inc.	51,729	2,134
* AutoZone Inc.	2,376	1,862
L Brands Inc.	18,923	1,805
Sysco Corp.	42,864	1,762
CBS Corp. Class B	33,176	1,675
Carnival Corp.	31,718	1,603
Omnicom Group Inc.	18,709	1,383
Viacom Inc. Class B	27,634	1,376
Las Vegas Sands Corp.	30,496	1,344
* DISH Network Corp. Class A	16,544	1,038
Macy's Inc.	25,732	1,006
Hilton Worldwide Holdings Inc.	41,845	972
* O'Reilly Automotive Inc.	3,639	960
Starwood Hotels & Resorts Worldwide Inc.	13,215	949
* United Continental Holdings Inc.	14,840	827
Whole Foods Market Inc.	27,810	811
AmerisourceBergen Corp. Class A	7,972	786
Dollar General Corp.	10,839	709
* Sirius XM Holdings Inc.	165,799	681
* Liberty Media Corp.	14,800	579
Gap Inc.	17,723	474
* Liberty Interactive Corp. QVC Group Class A	17,347	459
Twenty-First Century Fox Inc.	14,166	424
Kohl's Corp.	7,288	344
* Bed Bath & Beyond Inc.	6,210	339
* Liberty Media Corp. Class A	7,267	294
		174,778
Financials (18.0%)
Wells Fargo & Co.	353,769	19,493
* Berkshire Hathaway Inc. Class B	145,209	19,471
JPMorgan Chase & Co.	283,182	18,883
Bank of America Corp.	799,408	13,934
Citigroup Inc.	218,972	11,844
Visa Inc. Class A	149,364	11,801

MasterCard Inc. Class A	76,421	7,483
American International Group Inc.	94,076	5,981
Goldman Sachs Group Inc.	29,798	5,662
US Bancorp	128,111	5,623
American Express Co.	65,134	4,666
Simon Property Group Inc.	23,622	4,399
Morgan Stanley	112,131	3,846
PNC Financial Services Group Inc.	39,245	3,748
Bank of New York Mellon Corp.	80,420	3,526
MetLife Inc.	68,342	3,492
Capital One Financial Corp.	41,509	3,259
American Tower Corporation	32,393	3,219
Charles Schwab Corp.	90,601	3,054
Prudential Financial Inc.	34,459	2,982
BlackRock Inc.	8,143	2,962
Travelers Cos. Inc.	23,781	2,725
ACE Ltd.	23,559	2,706
Public Storage	11,258	2,703
CME Group Inc.	24,692	2,411
BB&T Corp.	60,016	2,318
Chubb Corp.	17,310	2,259
Marsh & McLennan Cos. Inc.	40,517	2,241
Equity Residential	27,853	2,223
Intercontinental Exchange Inc.	8,509	2,211
Crown Castle International Corp.	25,555	2,195
State Street Corp.	29,602	2,148
* Synchrony Financial	63,831	2,032
Aon plc	21,413	2,029
McGraw Hill Financial Inc.	20,807	2,007
Aflac Inc.	29,667	1,935
Allstate Corp.	30,793	1,933
Discover Financial Services	33,267	1,888
SunTrust Banks Inc.	39,546	1,717
Prologis Inc.	40,065	1,713
Ameriprise Financial Inc.	13,745	1,552
Boston Properties Inc.	11,700	1,462
T. Rowe Price Group Inc.	18,744	1,427
Ventas Inc.	25,381	1,354
Progressive Corp.	42,624	1,314
Fifth Third Bancorp	62,457	1,291
Franklin Resources Inc.	30,654	1,285
Weyerhaeuser Co.	39,525	1,271
HCP Inc.	35,623	1,266
Northern Trust Corp.	16,846	1,262
Vornado Realty Trust	12,946	1,253
Invesco Ltd.	32,819	1,106
General Growth Properties Inc.	40,624	1,035
Host Hotels & Resorts Inc.	57,503	955
Welltower Inc.	13,642	862
Loews Corp.	22,609	857
TD Ameritrade Holding Corp.	19,101	700
* Berkshire Hathaway Inc. Class A	1	201
		221,175
Health Care (14.9%)
Johnson & Johnson	212,058	21,469
Pfizer Inc.	472,319	15,478
Gilead Sciences Inc.	112,401	11,910

Merck & Co. Inc.	215,721	11,435
* Allergan plc	30,142	9,461
Amgen Inc.	58,050	9,352
Bristol-Myers Squibb Co.	127,632	8,553
UnitedHealth Group Inc.	73,018	8,230
Medtronic plc	108,311	8,160
AbbVie Inc.	120,343	6,998
* Celgene Corp.	60,514	6,623
Eli Lilly & Co.	76,360	6,264
* Biogen Inc.	18,004	5,165
Abbott Laboratories	114,091	5,125
* Express Scripts Holding Co.	51,726	4,421
Thermo Fisher Scientific Inc.	30,429	4,211
* Regeneron Pharmaceuticals Inc.	5,840	3,180
* Alexion Pharmaceuticals Inc.	16,407	2,928
Aetna Inc.	26,619	2,735
Cigna Corp.	19,661	2,654
Anthem Inc.	19,981	2,605
* Vertex Pharmaceuticals Inc.	18,705	2,420
Becton Dickinson and Co.	16,069	2,414
Stryker Corp.	23,013	2,220
* Illumina Inc.	11,077	2,037
Humana Inc.	11,255	1,898
* HCA Holdings Inc.	25,564	1,740
Zoetis Inc.	34,390	1,606
Baxter International Inc.	41,937	1,579
Perrigo Co. plc	10,547	1,576
* Mylan NV	30,282	1,553
* Intuitive Surgical Inc.	2,826	1,470
Baxalta Inc.	41,651	1,432
St. Jude Medical Inc.	21,532	1,359
Zimmer Biomet Holdings Inc.	13,217	1,335
* Boston Scientific Corp.	51,440	940
		182,536
Industrials (10.5%)
General Electric Co.	722,847	21,642
3M Co.	47,774	7,480
Boeing Co.	49,397	7,185
United Technologies Corp.	64,787	6,223
Honeywell International Inc.	56,871	5,912
Union Pacific Corp.	66,376	5,572
United Parcel Service Inc. Class B	53,408	5,502
Accenture plc Class A	47,769	5,122
Lockheed Martin Corp.	20,213	4,430
Danaher Corp.	44,444	4,284
Caterpillar Inc.	46,151	3,353
FedEx Corp.	20,522	3,253
* PayPal Holdings Inc.	88,659	3,126
General Dynamics Corp.	20,972	3,072
Automatic Data Processing Inc.	35,584	3,069
Raytheon Co.	23,178	2,875
Northrop Grumman Corp.	14,263	2,658
Emerson Electric Co.	50,235	2,512
Precision Castparts Corp.	10,058	2,329
Illinois Tool Works Inc.	23,780	2,235
Norfolk Southern Corp.	23,021	2,188
CSX Corp.	75,694	2,152

*	LinkedIn Corp. Class A	8,829	2,146
	Eaton Corp. plc	35,763	2,080
	TE Connectivity Ltd.	30,984	2,079
	Deere & Co.	23,990	1,909
	Waste Management Inc.	34,778	1,870
	Sherwin-Williams Co.	6,097	1,683
	PACCAR Inc.	27,155	1,411
	Cummins Inc.	13,663	1,371
	Paychex Inc.	24,839	1,347
	Ingersoll-Rand plc	20,228	1,187
	Tyco International plc	32,262	1,139
	Parker-Hannifin Corp.	10,622	1,112
	Rockwell Automation Inc.	10,230	1,089
	Agilent Technologies Inc.	25,469	1,065
	Republic Services Inc. Class A	18,978	834
			128,496
Oil & Gas (7.4%)
	Exxon Mobil Corp.	319,342	26,077
	Chevron Corp.	144,114	13,161
	Schlumberger Ltd.	96,918	7,477
	ConocoPhillips	94,441	5,105
	Occidental Petroleum Corp.	58,481	4,421
	Phillips 66	41,143	3,766
	EOG Resources Inc.	42,050	3,508
	Kinder Morgan Inc.	142,633	3,362
	Valero Energy Corp.	37,990	2,730
	Halliburton Co.	62,153	2,477
	Marathon Petroleum Corp.	41,268	2,410
	Anadarko Petroleum Corp.	39,102	2,342
	Williams Cos. Inc.	51,583	1,886
	Baker Hughes Inc.	33,385	1,805
	Pioneer Natural Resources Co.	11,522	1,668
	Apache Corp.	28,853	1,419
	Devon Energy Corp.	30,062	1,383
	Spectra Energy Corp.	51,650	1,353
	Noble Energy Inc.	33,014	1,211
	Hess Corp.	18,650	1,100
	National Oilwell Varco Inc.	29,322	1,095
	Marathon Oil Corp.	26,304	461
*	Continental Resources Inc.	7,226	262
			90,479
Technology (18.1%)
	Apple Inc.	436,730	51,665
	Microsoft Corp.	551,288	29,963
*	Facebook Inc. Class A	164,394	17,136
*	Alphabet Inc. Class A	22,197	16,933
*	Alphabet Inc.	22,384	16,622
	Intel Corp.	364,076	12,659
	Cisco Systems Inc.	389,518	10,614
	Oracle Corp.	249,000	9,704
	International Business Machines Corp.	67,451	9,404
	QUALCOMM Inc.	120,278	5,868
	Texas Instruments Inc.	78,557	4,566
*	salesforce.com inc	47,986	3,824
	EMC Corp.	147,412	3,735
*	Adobe Systems Inc.	36,183	3,309

* Cognizant Technology Solutions Corp. Class A			46,594	3,009
Avago Technologies Ltd. Class A			18,809	2,454
Broadcom Corp. Class A			42,754	2,336
* Yahoo! Inc.			64,877	2,193
* Hewlett Packard Enterprise Co.			138,554	2,059
Intuit Inc.			20,047	2,009
Corning Inc.			94,405	1,768
* HP Inc.			138,554	1,737
Applied Materials Inc.			92,434	1,735
Analog Devices Inc.			24,188	1,491
* Micron Technology Inc.			83,395	1,328
* Twitter Inc.			44,391	1,128
Motorola Solutions Inc.			14,390	1,033
Symantec Corp.			52,693	1,032
CA Inc.			23,766	668
Western Digital Corp.			8,501	531
* VMware Inc. Class A			6,127	376
				222,889
Telecommunications (2.6%)
AT&T Inc.			471,086	15,862
Verizon Communications Inc.			311,397	14,153
CenturyLink Inc.			43,414	1,169
* T-Mobile US Inc.			22,032	782
* Sprint Corp.			61,634	225
				32,191
Utilities (2.5%)
Duke Energy Corp.			52,669	3,569
NextEra Energy Inc.			34,574	3,453
Southern Co.			69,486	3,095
Dominion Resources Inc.			45,431	3,061
American Electric Power Co. Inc.			37,496	2,100
PG&E Corp.			37,670	1,986
Exelon Corp.			65,974	1,802
Sempra Energy			17,933	1,779
PPL Corp.			51,516	1,754
Public Service Enterprise Group Inc.			38,952	1,523
Edison International			25,075	1,488
Xcel Energy Inc.			39,146	1,396
Consolidated Edison Inc.			22,366	1,390
FirstEnergy Corp.			32,329	1,015
Entergy Corp.			13,964	930
				30,341
Total Common Stocks (Cost $894,363)				1,226,119
Temporary Cash Investments (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Freddie Mac Discount Notes	0.245%	1/5/16	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $894,463)				1,226,219
Other Assets and Liabilities-Net (0.1%)				749
Net Assets (100%)				1,226,968

* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,226,119	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	1,226,114	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Mega Cap Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	1	520	34
E-mini S&P 500 Index	December 2015	4	416	(2)
				32

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $894,463,000. Net unrealized appreciation of investment securities for tax purposes was $331,756,000, consisting of unrealized gains of $356,739,000 on securities that had risen in value since their purchase and $24,983,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.6%)
Praxair Inc.	85,504	9,645
Ecolab Inc.	79,298	9,449
PPG Industries Inc.	80,698	8,533
Air Products & Chemicals Inc.	28,975	3,967
Nucor Corp.	95,374	3,953
		35,547
Consumer Goods (8.9%)
Coca-Cola Co.	1,167,977	49,779
Philip Morris International Inc.	462,260	40,397
NIKE Inc. Class B	202,335	26,765
Colgate-Palmolive Co.	268,447	17,632
Monsanto Co.	139,463	13,271
^,* Tesla Motors Inc.	29,133	6,708
VF Corp.	101,568	6,571
Reynolds American Inc.	127,802	5,911
Estee Lauder Cos. Inc. Class A	67,349	5,665
Stanley Black & Decker Inc.	45,760	4,995
Mead Johnson Nutrition Co.	60,433	4,870
Delphi Automotive plc	42,426	3,728
Hershey Co.	42,598	3,677
* Monster Beverage Corp.	22,869	3,536
Constellation Brands Inc. Class A	24,460	3,431
Brown-Forman Corp. Class B	30,949	3,174
		200,110
Consumer Services (23.8%)
* Amazon.com Inc.	111,625	74,208
Walt Disney Co.	453,209	51,426
Home Depot Inc.	383,107	51,290
Comcast Corp. Class A	687,671	41,852
McDonald's Corp.	280,928	32,071
Starbucks Corp.	420,699	25,827
Walgreens Boots Alliance Inc.	260,749	21,911
Lowe's Cos. Inc.	278,300	21,318
Costco Wholesale Corp.	131,213	21,180
* Priceline Group Inc.	15,130	18,895
Time Warner Inc.	231,269	16,184
Time Warner Cable Inc.	84,379	15,591
* Netflix Inc.	120,322	14,839
TJX Cos. Inc.	192,758	13,609
Twenty-First Century Fox Inc. Class A	403,630	11,911
* eBay Inc.	327,241	9,683
Yum! Brands Inc.	128,772	9,337
Southwest Airlines Co.	196,839	9,031
American Airlines Group Inc.	200,547	8,274
* AutoZone Inc.	9,217	7,224
L Brands Inc.	74,007	7,061
CBS Corp. Class B	128,003	6,462
Las Vegas Sands Corp.	118,882	5,238

* DISH Network Corp. Class A	63,783	4,000
Hilton Worldwide Holdings Inc.	162,095	3,764
* O'Reilly Automotive Inc.	14,062	3,710
Starwood Hotels & Resorts Worldwide Inc.	50,794	3,649
Carnival Corp.	62,017	3,134
Whole Foods Market Inc.	106,997	3,119
AmerisourceBergen Corp. Class A	30,675	3,026
Comcast Corp. Special Class A	47,634	2,907
Twenty-First Century Fox Inc.	91,820	2,750
Dollar General Corp.	41,847	2,737
* Sirius XM Holdings Inc.	633,255	2,603
Gap Inc.	68,192	1,823
* Liberty Interactive Corp. QVC Group Class A	66,394	1,758
* Bed Bath & Beyond Inc.	23,928	1,304
CBS Corp. Class A	141	8
		534,714
Financials (11.7%)
Visa Inc. Class A	582,190	45,999
MasterCard Inc. Class A	296,801	29,063
American Express Co.	253,840	18,185
Simon Property Group Inc.	92,322	17,194
American Tower Corporation	126,209	12,543
Charles Schwab Corp.	353,239	11,908
BlackRock Inc.	31,717	11,536
Public Storage	43,819	10,519
Marsh & McLennan Cos. Inc.	157,916	8,733
Equity Residential	108,482	8,659
Intercontinental Exchange Inc.	32,966	8,566
Crown Castle International Corp.	99,456	8,544
Aon plc	83,449	7,906
McGraw Hill Financial Inc.	81,211	7,834
Prologis Inc.	156,195	6,677
Boston Properties Inc.	45,806	5,725
T. Rowe Price Group Inc.	72,615	5,530
Ventas Inc.	99,208	5,292
Weyerhaeuser Co.	153,453	4,936
Vornado Realty Trust	50,546	4,891
Invesco Ltd.	127,986	4,312
General Growth Properties Inc.	158,644	4,041
Host Hotels & Resorts Inc.	224,403	3,725
Welltower Inc.	52,313	3,306
TD Ameritrade Holding Corp.	72,658	2,661
Franklin Resources Inc.	59,356	2,488
HCP Inc.	68,766	2,443
		263,216
Health Care (14.0%)
Gilead Sciences Inc.	437,923	46,402
* Allergan plc	117,436	36,862
Amgen Inc.	226,271	36,452
AbbVie Inc.	468,983	27,271
* Celgene Corp.	235,888	25,818
* Biogen Inc.	70,177	20,131
* Express Scripts Holding Co.	201,464	17,221
Thermo Fisher Scientific Inc.	118,882	16,453
* Regeneron Pharmaceuticals Inc.	22,764	12,395
* Alexion Pharmaceuticals Inc.	64,080	11,434

*	Vertex Pharmaceuticals Inc.	72,934	9,435
	Becton Dickinson and Co.	62,673	9,417
	Stryker Corp.	89,792	8,661
*	Illumina Inc.	43,206	7,946
	Zoetis Inc.	133,971	6,257
	Perrigo Co. plc	41,403	6,185
*	Mylan NV	117,333	6,019
*	Intuitive Surgical Inc.	11,045	5,744
*	Boston Scientific Corp.	200,706	3,669
			313,772
Industrials (10.2%)
	3M Co.	186,321	29,174
	Boeing Co.	192,704	28,029
	Union Pacific Corp.	258,891	21,734
	United Parcel Service Inc. Class B	208,269	21,454
	Accenture plc Class A	186,251	19,970
	Danaher Corp.	173,232	16,698
*	PayPal Holdings Inc.	345,392	12,178
	United Technologies Corp.	126,197	12,121
	Automatic Data Processing Inc.	138,892	11,981
	Precision Castparts Corp.	38,977	9,025
*	LinkedIn Corp. Class A	34,215	8,318
	Sherwin-Williams Co.	23,665	6,533
	FedEx Corp.	40,034	6,347
	PACCAR Inc.	105,829	5,499
	Cummins Inc.	53,285	5,348
	Paychex Inc.	97,032	5,264
	Rockwell Automation Inc.	40,055	4,263
	Agilent Technologies Inc.	99,542	4,163
			228,099
Oil & Gas (3.8%)
	Schlumberger Ltd.	377,551	29,128
	EOG Resources Inc.	163,869	13,672
	Kinder Morgan Inc.	555,986	13,105
	Anadarko Petroleum Corp.	151,605	9,081
	Williams Cos. Inc.	201,015	7,349
	Pioneer Natural Resources Co.	44,657	6,464
	Noble Energy Inc.	127,814	4,687
*	Continental Resources Inc.	27,687	1,005
			84,491
Technology (25.9%)
	Apple Inc.	1,701,334	201,268
*	Facebook Inc. Class A	640,452	66,761
*	Alphabet Inc. Class A	86,482	65,973
*	Alphabet Inc.	87,223	64,772
	Oracle Corp.	970,294	37,812
	QUALCOMM Inc.	468,622	22,864
	Texas Instruments Inc.	306,290	17,802
*	salesforce.com inc	186,969	14,900
	EMC Corp.	574,243	14,551
*	Adobe Systems Inc.	141,116	12,906
*	Cognizant Technology Solutions Corp. Class A	181,721	11,735
	Avago Technologies Ltd. Class A	73,553	9,595
*	Yahoo! Inc.	252,583	8,540
	Intuit Inc.	78,208	7,836
	Applied Materials Inc.	358,120	6,722

Analog Devices Inc.			93,503	5,763
* Micron Technology Inc.			323,240	5,149
* Twitter Inc.			171,496	4,356
* VMware Inc. Class A			23,744	1,458
				580,763
Total Common Stocks (Cost $1,720,805)				2,240,712

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.239%		3,256,016	3,256

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.220%	4/15/16	200	200
Total Temporary Cash Investments (Cost $3,456)				3,456
Total Investments (100.1%) (Cost $1,724,261)				2,244,168
Other Assets and Liabilities-Net (-0.1%)[3]				(1,662)
Net Assets (100%)				2,242,506

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,533,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,607,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mega Cap Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,240,712	—	—
Temporary Cash Investments	3,256	200	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	2,243,960	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	3	1,560	102

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Growth Index Fund

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,724,261,000. Net unrealized appreciation of investment securities for tax purposes was $519,907,000, consisting of unrealized gains of $567,937,000 on securities that had risen in value since their purchase and $48,030,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.6%)
Praxair Inc.	85,504	9,645
Ecolab Inc.	79,298	9,449
PPG Industries Inc.	80,698	8,533
Air Products & Chemicals Inc.	28,975	3,967
Nucor Corp.	95,374	3,953
		35,547
Consumer Goods (8.9%)
Coca-Cola Co.	1,167,977	49,779
Philip Morris International Inc.	462,260	40,397
NIKE Inc. Class B	202,335	26,765
Colgate-Palmolive Co.	268,447	17,632
Monsanto Co.	139,463	13,271
^,* Tesla Motors Inc.	29,133	6,708
VF Corp.	101,568	6,571
Reynolds American Inc.	127,802	5,911
Estee Lauder Cos. Inc. Class A	67,349	5,665
Stanley Black & Decker Inc.	45,760	4,995
Mead Johnson Nutrition Co.	60,433	4,870
Delphi Automotive plc	42,426	3,728
Hershey Co.	42,598	3,677
* Monster Beverage Corp.	22,869	3,536
Constellation Brands Inc. Class A	24,460	3,431
Brown-Forman Corp. Class B	30,949	3,174
		200,110
Consumer Services (23.8%)
* Amazon.com Inc.	111,625	74,208
Walt Disney Co.	453,209	51,426
Home Depot Inc.	383,107	51,290
Comcast Corp. Class A	687,671	41,852
McDonald's Corp.	280,928	32,071
Starbucks Corp.	420,699	25,827
Walgreens Boots Alliance Inc.	260,749	21,911
Lowe's Cos. Inc.	278,300	21,318
Costco Wholesale Corp.	131,213	21,180
* Priceline Group Inc.	15,130	18,895
Time Warner Inc.	231,269	16,184
Time Warner Cable Inc.	84,379	15,591
* Netflix Inc.	120,322	14,839
TJX Cos. Inc.	192,758	13,609
Twenty-First Century Fox Inc. Class A	403,630	11,911
* eBay Inc.	327,241	9,683
Yum! Brands Inc.	128,772	9,337
Southwest Airlines Co.	196,839	9,031
American Airlines Group Inc.	200,547	8,274
* AutoZone Inc.	9,217	7,224
L Brands Inc.	74,007	7,061
CBS Corp. Class B	128,003	6,462
Las Vegas Sands Corp.	118,882	5,238

* DISH Network Corp. Class A	63,783	4,000
Hilton Worldwide Holdings Inc.	162,095	3,764
* O'Reilly Automotive Inc.	14,062	3,710
Starwood Hotels & Resorts Worldwide Inc.	50,794	3,649
Carnival Corp.	62,017	3,134
Whole Foods Market Inc.	106,997	3,119
AmerisourceBergen Corp. Class A	30,675	3,026
Comcast Corp. Special Class A	47,634	2,907
Twenty-First Century Fox Inc.	91,820	2,750
Dollar General Corp.	41,847	2,737
* Sirius XM Holdings Inc.	633,255	2,603
Gap Inc.	68,192	1,823
* Liberty Interactive Corp. QVC Group Class A	66,394	1,758
* Bed Bath & Beyond Inc.	23,928	1,304
CBS Corp. Class A	141	8
		534,714
Financials (11.7%)
Visa Inc. Class A	582,190	45,999
MasterCard Inc. Class A	296,801	29,063
American Express Co.	253,840	18,185
Simon Property Group Inc.	92,322	17,194
American Tower Corporation	126,209	12,543
Charles Schwab Corp.	353,239	11,908
BlackRock Inc.	31,717	11,536
Public Storage	43,819	10,519
Marsh & McLennan Cos. Inc.	157,916	8,733
Equity Residential	108,482	8,659
Intercontinental Exchange Inc.	32,966	8,566
Crown Castle International Corp.	99,456	8,544
Aon plc	83,449	7,906
McGraw Hill Financial Inc.	81,211	7,834
Prologis Inc.	156,195	6,677
Boston Properties Inc.	45,806	5,725
T. Rowe Price Group Inc.	72,615	5,530
Ventas Inc.	99,208	5,292
Weyerhaeuser Co.	153,453	4,936
Vornado Realty Trust	50,546	4,891
Invesco Ltd.	127,986	4,312
General Growth Properties Inc.	158,644	4,041
Host Hotels & Resorts Inc.	224,403	3,725
Welltower Inc.	52,313	3,306
TD Ameritrade Holding Corp.	72,658	2,661
Franklin Resources Inc.	59,356	2,488
HCP Inc.	68,766	2,443
		263,216
Health Care (14.0%)
Gilead Sciences Inc.	437,923	46,402
* Allergan plc	117,436	36,862
Amgen Inc.	226,271	36,452
AbbVie Inc.	468,983	27,271
* Celgene Corp.	235,888	25,818
* Biogen Inc.	70,177	20,131
* Express Scripts Holding Co.	201,464	17,221
Thermo Fisher Scientific Inc.	118,882	16,453
* Regeneron Pharmaceuticals Inc.	22,764	12,395
* Alexion Pharmaceuticals Inc.	64,080	11,434

*	Vertex Pharmaceuticals Inc.	72,934	9,435
	Becton Dickinson and Co.	62,673	9,417
	Stryker Corp.	89,792	8,661
*	Illumina Inc.	43,206	7,946
	Zoetis Inc.	133,971	6,257
	Perrigo Co. plc	41,403	6,185
*	Mylan NV	117,333	6,019
*	Intuitive Surgical Inc.	11,045	5,744
*	Boston Scientific Corp.	200,706	3,669
			313,772
Industrials (10.2%)
	3M Co.	186,321	29,174
	Boeing Co.	192,704	28,029
	Union Pacific Corp.	258,891	21,734
	United Parcel Service Inc. Class B	208,269	21,454
	Accenture plc Class A	186,251	19,970
	Danaher Corp.	173,232	16,698
*	PayPal Holdings Inc.	345,392	12,178
	United Technologies Corp.	126,197	12,121
	Automatic Data Processing Inc.	138,892	11,981
	Precision Castparts Corp.	38,977	9,025
*	LinkedIn Corp. Class A	34,215	8,318
	Sherwin-Williams Co.	23,665	6,533
	FedEx Corp.	40,034	6,347
	PACCAR Inc.	105,829	5,499
	Cummins Inc.	53,285	5,348
	Paychex Inc.	97,032	5,264
	Rockwell Automation Inc.	40,055	4,263
	Agilent Technologies Inc.	99,542	4,163
			228,099
Oil & Gas (3.8%)
	Schlumberger Ltd.	377,551	29,128
	EOG Resources Inc.	163,869	13,672
	Kinder Morgan Inc.	555,986	13,105
	Anadarko Petroleum Corp.	151,605	9,081
	Williams Cos. Inc.	201,015	7,349
	Pioneer Natural Resources Co.	44,657	6,464
	Noble Energy Inc.	127,814	4,687
*	Continental Resources Inc.	27,687	1,005
			84,491
Technology (25.9%)
	Apple Inc.	1,701,334	201,268
*	Facebook Inc. Class A	640,452	66,761
*	Alphabet Inc. Class A	86,482	65,973
*	Alphabet Inc.	87,223	64,772
	Oracle Corp.	970,294	37,812
	QUALCOMM Inc.	468,622	22,864
	Texas Instruments Inc.	306,290	17,802
*	salesforce.com inc	186,969	14,900
	EMC Corp.	574,243	14,551
*	Adobe Systems Inc.	141,116	12,906
*	Cognizant Technology Solutions Corp. Class A	181,721	11,735
	Avago Technologies Ltd. Class A	73,553	9,595
*	Yahoo! Inc.	252,583	8,540
	Intuit Inc.	78,208	7,836
	Applied Materials Inc.	358,120	6,722

Analog Devices Inc.			93,503	5,763
* Micron Technology Inc.			323,240	5,149
* Twitter Inc.			171,496	4,356
* VMware Inc. Class A			23,744	1,458
				580,763
Total Common Stocks (Cost $1,720,805)				2,240,712

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.239%		3,256,016	3,256

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.220%	4/15/16	200	200
Total Temporary Cash Investments (Cost $3,456)				3,456
Total Investments (100.1%) (Cost $1,724,261)				2,244,168
Other Assets and Liabilities-Net (-0.1%)[3]				(1,662)
Net Assets (100%)				2,242,506

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,533,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,607,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mega Cap Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,240,712	—	—
Temporary Cash Investments	3,256	200	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	2,243,960	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	3	1,560	102

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Growth Index Fund

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,724,261,000. Net unrealized appreciation of investment securities for tax purposes was $519,907,000, consisting of unrealized gains of $567,937,000 on securities that had risen in value since their purchase and $48,030,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/36	35,945	19,787
United States Treasury Strip Coupon	0.000%	5/15/36	44,675	24,369
United States Treasury Strip Coupon	0.000%	8/15/36	37,200	20,134
United States Treasury Strip Coupon	0.000%	11/15/36	35,470	19,048
United States Treasury Strip Coupon	0.000%	2/15/37	39,730	21,165
United States Treasury Strip Coupon	0.000%	5/15/37	34,830	18,394
United States Treasury Strip Coupon	0.000%	8/15/37	31,770	16,610
United States Treasury Strip Coupon	0.000%	11/15/37	41,605	21,540
United States Treasury Strip Coupon	0.000%	2/15/38	42,560	21,882
United States Treasury Strip Coupon	0.000%	5/15/38	40,875	20,821
United States Treasury Strip Coupon	0.000%	8/15/38	35,370	17,831
United States Treasury Strip Coupon	0.000%	11/15/38	37,920	18,907
United States Treasury Strip Coupon	0.000%	2/15/39	35,160	17,390
United States Treasury Strip Coupon	0.000%	5/15/39	34,880	17,086
United States Treasury Strip Coupon	0.000%	8/15/39	24,370	11,795
United States Treasury Strip Coupon	0.000%	11/15/39	33,680	16,174
United States Treasury Strip Coupon	0.000%	2/15/40	33,080	15,713
United States Treasury Strip Coupon	0.000%	5/15/40	13,570	6,368
United States Treasury Strip Coupon	0.000%	8/15/40	22,250	10,322
United States Treasury Strip Coupon	0.000%	11/15/40	31,250	14,404
United States Treasury Strip Coupon	0.000%	2/15/41	31,270	14,230
United States Treasury Strip Coupon	0.000%	5/15/41	35,860	16,185
United States Treasury Strip Coupon	0.000%	8/15/41	40,960	18,352
United States Treasury Strip Coupon	0.000%	11/15/41	33,540	14,928
United States Treasury Strip Coupon	0.000%	2/15/42	50,295	22,102
United States Treasury Strip Coupon	0.000%	5/15/42	38,630	16,837
United States Treasury Strip Coupon	0.000%	8/15/42	42,080	18,085
United States Treasury Strip Coupon	0.000%	11/15/42	52,035	22,111
United States Treasury Strip Coupon	0.000%	2/15/43	52,175	22,028
United States Treasury Strip Coupon	0.000%	5/15/43	53,905	22,539
United States Treasury Strip Coupon	0.000%	8/15/43	46,490	19,301
United States Treasury Strip Coupon	0.000%	11/15/43	42,305	17,540
United States Treasury Strip Coupon	0.000%	2/15/44	47,295	19,557
United States Treasury Strip Coupon	0.000%	5/15/44	38,005	15,484
United States Treasury Strip Coupon	0.000%	8/15/44	41,330	16,690
United States Treasury Strip Coupon	0.000%	11/15/44	10,050	4,029
United States Treasury Strip Coupon	0.000%	2/15/45	5,050	2,017
United States Treasury Strip Coupon	0.000%	5/15/45	5,050	1,998
United States Treasury Strip Coupon	0.000%	8/15/45	1,000	395
United States Treasury Strip Coupon	0.000%	11/15/45	50	20
United States Treasury Strip Principal	0.000%	2/15/36	19,835	11,476
United States Treasury Strip Principal	0.000%	2/15/37	38,550	21,519
United States Treasury Strip Principal	0.000%	5/15/37	21,060	11,713
United States Treasury Strip Principal	0.000%	2/15/38	26,065	13,849
United States Treasury Strip Principal	0.000%	5/15/38	21,155	11,158
United States Treasury Strip Principal	0.000%	2/15/39	30,375	15,330
United States Treasury Strip Principal	0.000%	5/15/39	27,175	13,573
United States Treasury Strip Principal	0.000%	8/15/39	11,480	5,683
United States Treasury Strip Principal	0.000%	11/15/39	24,125	11,797

United States Treasury Strip Principal	0.000%	2/15/40	22,390	10,840
United States Treasury Strip Principal	0.000%	5/15/40	22,660	10,843
United States Treasury Strip Principal	0.000%	8/15/40	28,945	13,676
United States Treasury Strip Principal	0.000%	11/15/40	11,290	5,290
United States Treasury Strip Principal	0.000%	2/15/41	12,760	5,932
United States Treasury Strip Principal	0.000%	5/15/41	23,500	10,867
United States Treasury Strip Principal	0.000%	8/15/41	23,480	10,762
United States Treasury Strip Principal	0.000%	11/15/41	31,385	14,261
United States Treasury Strip Principal	0.000%	2/15/42	30,105	13,540
United States Treasury Strip Principal	0.000%	5/15/42	36,485	16,187
United States Treasury Strip Principal	0.000%	8/15/42	40,415	17,656
United States Treasury Strip Principal	0.000%	11/15/42	48,175	20,843
United States Treasury Strip Principal	0.000%	2/15/43	52,460	22,562
United States Treasury Strip Principal	0.000%	5/15/43	59,080	25,114
United States Treasury Strip Principal	0.000%	8/15/43	42,540	18,249
United States Treasury Strip Principal	0.000%	11/15/43	45,900	19,586
United States Treasury Strip Principal	0.000%	2/15/44	37,945	15,952
United States Treasury Strip Principal	0.000%	5/15/44	45,955	19,018
United States Treasury Strip Principal	0.000%	8/15/44	48,440	19,792
United States Treasury Strip Principal	0.000%	11/15/44	42,770	17,272
United States Treasury Strip Principal	0.000%	2/15/45	35,050	14,053
United States Treasury Strip Principal	0.000%	5/15/45	43,700	17,371
United States Treasury Strip Principal	0.000%	8/15/45	31,000	12,272
United States Treasury Strip Principal	0.000%	11/15/45	10,050	3,952
Total U.S. Government and Agency Obligations (Cost $1,019,247)				1,106,156

			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $272)	0.239%		271,619	272
Total Investments (100.0%) (Cost $1,019,519)				1,106,428
Other Assets and Liabilities-Net (0.0%)				(6)
Net Assets (100%)				1,106,422

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Extended Duration Treasury Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,106,156	—
Temporary Cash Investments	272	—	—
Total	272	1,106,156	—

C. At November 30, 2015, the cost of investment securities for tax purposes was $1,019,519,000. Net unrealized appreciation of investment securities for tax purposes was $86,909,000, consisting of unrealized gains of $99,895,000 on securities that had risen in value since their purchase and $12,986,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Auto Components (4.1%)
	Johnson Controls Inc.	475,967	21,895
	Delphi Automotive plc	206,915	18,184
^	Autoliv Inc.	64,004	8,054
	BorgWarner Inc.	164,424	7,019
	Lear Corp.	55,710	7,014
	Goodyear Tire & Rubber Co.	195,951	6,835
	Gentex Corp.	212,615	3,558
*	Visteon Corp.	29,580	3,547
*	Tenneco Inc.	44,526	2,399
	Dana Holding Corp.	117,529	1,932
	Cooper Tire & Rubber Co.	39,513	1,659
*	Gentherm Inc.	25,220	1,282
*	American Axle & Manufacturing Holdings Inc.	49,752	1,132
*	Dorman Products Inc.	23,617	1,127
	Drew Industries Inc.	16,459	995
*	Cooper-Standard Holding Inc.	12,768	944
	Standard Motor Products Inc.	14,745	616
*	Motorcar Parts of America Inc.	13,360	535
	Tower International Inc.	15,113	463
*	Modine Manufacturing Co.	33,793	317
	Superior Industries International Inc.	14,931	291
*	Stoneridge Inc.	19,404	284
*	Fox Factory Holding Corp.	14,249	253
*	Federal-Mogul Holdings Corp.	23,420	192
	Metaldyne Performance Group Inc.	6,977	157
			90,684
Automobiles (4.6%)
	Ford Motor Co.	2,693,857	38,603
	General Motors Co.	1,037,438	37,555
^,* Tesla Motors Inc.		70,868	16,318
	Harley-Davidson Inc.	150,041	7,340
	Thor Industries Inc.	34,253	1,984
	Winnebago Industries Inc.	19,963	449
			102,249
Distributors (0.9%)
	Genuine Parts Co.	110,222	9,989
*	LKQ Corp.	221,580	6,534
	Pool Corp.	31,117	2,553
	Core-Mark Holding Co. Inc.	16,808	1,434
			20,510
Diversified Consumer Services (1.3%)
	H&R Block Inc.	171,391	6,288
	Service Corp. International	146,163	4,071
*	ServiceMaster Global Holdings Inc.	98,424	3,689
*	Bright Horizons Family Solutions Inc.	32,839	2,178
*	Houghton Mifflin Harcourt Co.	98,563	1,948
	Graham Holdings Co. Class B	3,391	1,835
*	Grand Canyon Education Inc.	32,944	1,305

	Sotheby's	42,659	1,208
	DeVry Education Group Inc.	44,384	1,054
*	LifeLock Inc.	58,529	845
*	Steiner Leisure Ltd.	9,013	567
^,* Weight Watchers International Inc.		20,859	550
*	Regis Corp.	30,789	513
*	Apollo Education Group Inc.	69,011	487
*	Strayer Education Inc.	8,010	474
*	2U Inc.	19,181	463
	Capella Education Co.	8,331	400
	Carriage Services Inc. Class A	12,599	311
*	American Public Education Inc.	11,830	275
*	Chegg Inc.	33,306	242
*	K12 Inc.	23,107	234
*	Career Education Corp.	41,348	175
*	Ascent Capital Group Inc. Class A	8,252	165
*	Bridgepoint Education Inc.	13,698	108
			29,385
Hotels, Restaurants & Leisure (15.4%)
	McDonald's Corp.	685,303	78,234
	Starbucks Corp.	1,079,934	66,297
	Yum! Brands Inc.	313,790	22,753
	Carnival Corp.	302,454	15,283
*	Chipotle Mexican Grill Inc. Class A	22,691	13,151
	Las Vegas Sands Corp.	290,404	12,795
	Royal Caribbean Cruises Ltd.	127,860	11,841
	Marriott International Inc. Class A	154,956	10,988
	Starwood Hotels & Resorts Worldwide Inc.	124,050	8,912
	Hilton Worldwide Holdings Inc.	358,754	8,330
*	MGM Resorts International	327,300	7,443
*	Norwegian Cruise Line Holdings Ltd.	116,561	6,695
	Wyndham Worldwide Corp.	85,783	6,513
	Aramark	165,411	5,396
	Darden Restaurants Inc.	83,492	4,690
	Domino's Pizza Inc.	39,782	4,275
	Wynn Resorts Ltd.	59,017	3,705
*	Panera Bread Co. Class A	17,674	3,213
	Vail Resorts Inc.	26,509	3,197
	Dunkin' Brands Group Inc.	69,601	2,953
	Six Flags Entertainment Corp.	55,012	2,855
*	Buffalo Wild Wings Inc.	13,893	2,226
	Brinker International Inc.	43,639	1,991
	Jack in the Box Inc.	26,544	1,968
^	Cracker Barrel Old Country Store Inc.	13,891	1,749
	Wendy's Co.	158,130	1,662
	Texas Roadhouse Inc. Class A	46,037	1,611
	Cheesecake Factory Inc.	33,880	1,597
	Bloomin' Brands Inc.	89,605	1,551
	Churchill Downs Inc.	9,588	1,409
*	Pinnacle Entertainment Inc.	42,364	1,389
	Choice Hotels International Inc.	27,109	1,385
	Papa John's International Inc.	21,850	1,256
*	Hyatt Hotels Corp. Class A	24,221	1,194
*	Boyd Gaming Corp.	60,205	1,179
	Marriott Vacations Worldwide Corp.	19,283	1,173
	DineEquity Inc.	12,275	1,041
	Sonic Corp.	35,749	1,039

	Extended Stay America Inc.	58,978	1,009
*	La Quinta Holdings Inc.	66,690	1,000
*	Diamond Resorts International Inc.	34,220	962
	SeaWorld Entertainment Inc.	52,301	916
*	Popeyes Louisiana Kitchen Inc.	15,701	908
*	Dave & Buster's Entertainment Inc.	22,858	876
	ClubCorp Holdings Inc.	47,881	860
*	Penn National Gaming Inc.	52,469	837
*	Fiesta Restaurant Group Inc.	19,220	739
*	Red Robin Gourmet Burgers Inc.	10,235	691
	International Speedway Corp. Class A	19,002	676
*	Belmond Ltd. Class A	66,129	668
*	BJ's Restaurants Inc.	14,437	661
*	Krispy Kreme Doughnuts Inc.	45,993	650
	Bob Evans Farms Inc.	14,604	582
*	Denny's Corp.	59,383	572
^,* Zoe's Kitchen Inc.		13,689	466
	Ruth's Hospitality Group Inc.	26,156	451
	Interval Leisure Group Inc.	28,384	443
*	Chuy's Holdings Inc.	11,909	396
*	Caesars Entertainment Corp.	42,542	360
^,* Scientific Games Corp. Class A		38,291	353
*	Shake Shack Inc. Class A	7,185	330
*	Caesars Acquisition Co. Class A	36,169	286
*	Biglari Holdings Inc.	728	269
*	Del Frisco's Restaurant Group Inc.	17,828	267
*	Ruby Tuesday Inc.	46,381	257
	Marcus Corp.	11,573	230
*	Habit Restaurants Inc. Class A	8,976	216
	Speedway Motorsports Inc.	8,616	168
^,* Noodles & Co. Class A		12,438	138
*	El Pollo Loco Holdings Inc.	10,334	127
*	Potbelly Corp.	9,930	124
*	Bojangles' Inc.	6,530	115
*	Intrawest Resorts Holdings Inc.	12,246	113
*	Wingstop Inc.	5,191	112
*	Fogo De Chao Inc.	4,057	66
			342,833
Household Durables (4.4%)
	Whirlpool Corp.	57,070	9,275
*	Mohawk Industries Inc.	45,720	8,720
	Newell Rubbermaid Inc.	194,908	8,705
	DR Horton Inc.	239,882	7,751
*	Jarden Corp.	145,720	6,802
	Lennar Corp. Class A	126,384	6,472
	Harman International Industries Inc.	51,798	5,343
*	NVR Inc.	2,814	4,734
	Leggett & Platt Inc.	99,496	4,637
*	Toll Brothers Inc.	121,567	4,520
	PulteGroup Inc.	230,602	4,492
*	Tempur Sealy International Inc.	45,021	3,579
	Garmin Ltd.	83,303	3,153
	CalAtlantic Group Inc.	55,958	2,356
	Tupperware Brands Corp.	36,182	2,054
*	Helen of Troy Ltd.	19,844	2,052
*	TRI Pointe Group Inc.	110,733	1,545
^,* GoPro Inc. Class A		56,477	1,152

*	Meritage Homes Corp.	27,162	1,013
	La-Z-Boy Inc.	36,655	983
	KB Home	60,856	857
*	TopBuild Corp.	27,961	852
	MDC Holdings Inc.	28,943	759
*	iRobot Corp.	20,524	679
*	Universal Electronics Inc.	10,975	582
*	Cavco Industries Inc.	5,952	552
	Ethan Allen Interiors Inc.	18,899	536
*	Taylor Morrison Home Corp. Class A	23,661	414
*	M/I Homes Inc.	17,312	404
	Libbey Inc.	15,419	387
*	LGI Homes Inc.	10,735	357
*	Installed Building Products Inc.	14,236	357
*	Beazer Homes USA Inc.	23,762	341
*	WCI Communities Inc.	13,798	334
*	William Lyon Homes Class A	15,664	274
*	Century Communities Inc.	10,971	209
*	Hovnanian Enterprises Inc. Class A	81,109	148
	NACCO Industries Inc. Class A	2,498	106
			97,486
Internet & Catalog Retail (14.0%)
*	Amazon.com Inc.	289,263	192,302
*	Priceline Group Inc.	36,898	46,080
*	Netflix Inc.	294,389	36,307
	Expedia Inc.	76,134	9,373
*	Liberty Interactive Corp. QVC Group Class A	325,073	8,608
*	TripAdvisor Inc.	85,852	7,072
*	Liberty Ventures Class A	97,881	4,210
*	Liberty TripAdvisor Holdings Inc. Class A	51,860	1,553
	HSN Inc.	25,299	1,262
*	Shutterfly Inc.	26,258	1,205
*	Groupon Inc. Class A	355,306	1,027
^,* Wayfair Inc.		15,806	599
	Nutrisystem Inc.	20,576	472
*	Etsy Inc.	48,777	454
*	FTD Cos. Inc.	13,692	363
*	Lands' End Inc.	13,348	321
*	Blue Nile Inc.	8,763	320
*	1-800-Flowers.com Inc. Class A	19,702	152
*	Overstock.com Inc.	10,849	143
			311,823
Leisure Products (1.1%)
	Mattel Inc.	246,041	6,117
	Hasbro Inc.	81,674	5,970
	Polaris Industries Inc.	45,862	4,835
	Brunswick Corp.	66,952	3,524
*	Vista Outdoor Inc.	45,967	2,025
*	Smith & Wesson Holding Corp.	38,730	710
	Sturm Ruger & Co. Inc.	13,442	700
	Callaway Golf Co.	56,424	569
	Arctic Cat Inc.	9,188	204
			24,654
Media (24.4%)
	Walt Disney Co.	1,166,700	132,385
	Comcast Corp. Class A	1,506,576	91,690

	Time Warner Inc.	593,483	41,532
	Time Warner Cable Inc.	205,829	38,031
	Twenty-First Century Fox Inc. Class A	1,026,199	30,283
	Comcast Corp. Special Class A	300,140	18,321
*	Liberty Global plc	445,142	18,251
	CBS Corp. Class B	323,451	16,328
	Omnicom Group Inc.	176,850	13,073
	Viacom Inc. Class B	253,095	12,602
^,* Charter Communications Inc. Class A		61,117	11,451
*	DISH Network Corp. Class A	163,300	10,241
*	Liberty Global plc Class A	183,502	7,782
*	Sirius XM Holdings Inc.	1,755,612	7,216
	Interpublic Group of Cos. Inc.	298,975	6,876
*	Discovery Communications Inc.	199,334	5,896
*	Liberty Media Corp.	146,134	5,714
	Twenty-First Century Fox Inc.	181,998	5,451
	Cablevision Systems Corp. Class A	145,381	4,434
	News Corp. Class A	308,585	4,428
	TEGNA Inc.	156,402	4,418
*	AMC Networks Inc. Class A	44,321	3,604
*	Discovery Communications Inc. Class A	108,501	3,379
	Scripps Networks Interactive Inc. Class A	55,004	3,124
*	Live Nation Entertainment Inc.	110,694	2,810
*	Liberty Media Corp. Class A	66,737	2,703
	Cinemark Holdings Inc.	75,477	2,619
*	Liberty Broadband Corp.	48,721	2,573
	Lions Gate Entertainment Corp.	75,454	2,561
	Tribune Media Co. Class A	58,215	2,271
*	Starz	63,653	2,246
*	Madison Square Garden Co. Class A	13,583	2,207
	John Wiley & Sons Inc. Class A	34,204	1,765
*	IMAX Corp.	45,890	1,738
	Sinclair Broadcast Group Inc. Class A	48,027	1,686
	Cable One Inc.	3,611	1,611
	New York Times Co. Class A	96,443	1,358
	Gannett Co. Inc.	79,467	1,357
	Nexstar Broadcasting Group Inc. Class A	23,060	1,351
*	DreamWorks Animation SKG Inc. Class A	53,900	1,328
	Time Inc.	79,503	1,323
	Meredith Corp.	27,253	1,271
	Regal Entertainment Group Class A	62,100	1,164
*	Media General Inc.	61,416	954
*	Liberty Broadband Corp. Class A	17,329	919
*	Liberty Global PLC LiLAC	22,732	892
	EW Scripps Co. Class A	39,826	874
*	MSG Networks Inc.	41,051	812
	News Corp. Class B	55,738	806
*	Gray Television Inc.	45,179	757
	Scholastic Corp.	17,638	753
	National CineMedia Inc.	45,180	717
	New Media Investment Group Inc.	31,141	567
*	Loral Space & Communications Inc.	10,454	462
	World Wrestling Entertainment Inc. Class A	25,126	427
*	Carmike Cinemas Inc.	18,496	404
	AMC Entertainment Holdings Inc.	15,754	400
	Entravision Communications Corp. Class A	45,590	382
*	Liberty Global PLC LiLAC Class A	9,380	352

*	Rentrak Corp.	7,209	349
*	Global Eagle Entertainment Inc.	28,585	310
*	Entercom Communications Corp. Class A	16,513	200
*	Clear Channel Outdoor Holdings Inc. Class A	28,974	152
	Tribune Publishing Co.	14,127	144
	Harte-Hanks Inc.	31,123	117
*	Hemisphere Media Group Inc. Class A	5,663	81
			544,283
Multiline Retail (4.0%)
	Target Corp.	434,198	31,479
	Dollar General Corp.	214,510	14,031
*	Dollar Tree Inc.	162,529	12,265
	Macy's Inc.	241,218	9,427
	Kohl's Corp.	143,666	6,771
	Nordstrom Inc.	102,515	5,773
*	Burlington Stores Inc.	54,841	2,638
	Big Lots Inc.	37,631	1,693
^,* JC Penney Co. Inc.		210,810	1,680
	Dillard's Inc. Class A	17,043	1,278
	Fred's Inc. Class A	26,451	436
^,* Sears Holdings Corp.		19,451	431
*	Tuesday Morning Corp.	31,199	208
			88,110
Specialty Retail (19.2%)
	Home Depot Inc.	934,387	125,096
	Lowe's Cos. Inc.	673,253	51,571
	TJX Cos. Inc.	490,838	34,653
*	O'Reilly Automotive Inc.	72,332	19,086
*	AutoZone Inc.	22,468	17,610
	L Brands Inc.	180,782	17,248
	Ross Stores Inc.	301,227	15,667
	Tractor Supply Co.	98,994	8,845
*	CarMax Inc.	151,489	8,680
	Advance Auto Parts Inc.	53,262	8,667
	Tiffany & Co.	93,807	7,475
*	Ulta Salon Cosmetics & Fragrance Inc.	44,402	7,415
	Best Buy Co. Inc.	230,711	7,332
	Signet Jewelers Ltd.	55,004	7,227
*	Bed Bath & Beyond Inc.	123,212	6,718
	Foot Locker Inc.	101,302	6,585
	Staples Inc.	467,608	5,644
	Gap Inc.	182,196	4,870
	Williams-Sonoma Inc.	62,782	3,976
*	AutoNation Inc.	53,682	3,431
*	Sally Beauty Holdings Inc.	114,288	2,956
^	GameStop Corp. Class A	77,882	2,728
	Dick's Sporting Goods Inc.	68,133	2,659
*	Restoration Hardware Holdings Inc.	27,599	2,480
*	Office Depot Inc.	360,378	2,375
	Lithia Motors Inc. Class A	17,253	2,144
	American Eagle Outfitters Inc.	135,506	2,110
	CST Brands Inc.	54,932	2,046
*	Murphy USA Inc.	34,067	2,029
	GNC Holdings Inc. Class A	61,965	1,847
*	Cabela's Inc.	38,239	1,792
	Monro Muffler Brake Inc.	23,469	1,738

Penske Automotive Group Inc.	32,756	1,528
* Urban Outfitters Inc.	67,501	1,512
* Ascena Retail Group Inc.	128,277	1,453
Group 1 Automotive Inc.	17,546	1,425
DSW Inc. Class A	59,251	1,360
* Michaels Cos. Inc.	60,680	1,348
Abercrombie & Fitch Co.	50,601	1,294
* Asbury Automotive Group Inc.	16,621	1,248
Aaron's Inc.	47,947	1,164
Chico's FAS Inc.	96,046	1,153
* Five Below Inc.	39,521	1,107
* Genesco Inc.	17,488	947
* Express Inc.	55,914	936
Guess? Inc.	46,810	922
* Select Comfort Corp.	38,043	899
Caleres Inc.	30,724	863
Outerwall Inc.	13,216	818
Cato Corp. Class A	19,375	761
Children's Place Inc.	15,089	729
^ Buckle Inc.	21,695	689
Rent-A-Center Inc.	39,355	675
* Vitamin Shoppe Inc.	21,228	648
* Hibbett Sports Inc.	18,209	597
Sonic Automotive Inc. Class A	24,332	590
Men's Wearhouse Inc.	29,261	585
Barnes & Noble Inc.	44,362	568
* Mattress Firm Holding Corp.	11,374	561
Finish Line Inc. Class A	33,827	561
* Pep Boys-Manny Moe & Jack	35,598	553
* Francesca's Holdings Corp.	29,228	436
Pier 1 Imports Inc.	63,038	426
* Barnes & Noble Education Inc.	28,024	405
* Conn's Inc.	13,712	366
Haverty Furniture Cos. Inc.	14,126	341
* Tile Shop Holdings Inc.	20,099	341
* MarineMax Inc.	17,982	326
* Lumber Liquidators Holdings Inc.	20,617	322
* Party City Holdco Inc.	21,660	275
* Zumiez Inc.	15,031	227
Shoe Carnival Inc.	11,436	223
Stage Stores Inc.	21,936	170
Kirkland's Inc.	11,161	164
* America's Car-Mart Inc.	6,088	161
Stein Mart Inc.	20,352	157
Winmark Corp.	1,589	152
* Container Store Group Inc.	12,906	133
* Systemax Inc.	10,546	102
* Boot Barn Holdings Inc.	8,032	84
		427,005
Textiles, Apparel & Luxury Goods (6.6%)
NIKE Inc. Class B	493,354	65,261
VF Corp.	247,981	16,044
* Under Armour Inc. Class A	131,157	11,308
Hanesbrands Inc.	292,440	8,969
Coach Inc.	201,029	6,387
* Michael Kors Holdings Ltd.	140,448	6,042
PVH Corp.	60,137	5,490

	Ralph Lauren Corp. Class A		43,500	5,403
*	lululemon athletica Inc.		82,294	3,935
	Carter's Inc.		37,925	3,270
*	Skechers U.S.A. Inc. Class A		91,328	2,758
*	Kate Spade & Co.		92,399	1,852
	Wolverine World Wide Inc.		74,732	1,359
*	G-III Apparel Group Ltd.		29,336	1,346
*	Steven Madden Ltd.		41,120	1,312
*	Fossil Group Inc.		31,379	1,207
*	Deckers Outdoor Corp.		24,110	1,180
	Columbia Sportswear Co.		20,363	954
*	Tumi Holdings Inc.		42,348	748
	Oxford Industries Inc.		10,682	726
*	Crocs Inc.		54,263	604
*	Unifi Inc.		11,219	335
	Movado Group Inc.		12,055	322
*	Iconix Brand Group Inc.		32,007	225
*	Vera Bradley Inc.		14,727	175
*	Sequential Brands Group Inc.		17,499	157
				147,369
Total Common Stocks (Cost $2,077,078)				2,226,391
		Coupon
Temporary Cash Investment (0.9%)
[1,2] Vanguard Market Liquidity Fund (Cost $20,072)		0.239%	20,072,096	20,072
Total Investments (100.9%) (Cost $2,097,150)				2,246,463
Other Assets and Liabilities-Net (-0.9%)[1]				(19,172)
Net Assets (100%)				2,227,291

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,912,000.
* Non-income-producing security.
1 Includes $18,396,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Consumer Discretionary Index Fund

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2015, the cost of investment securities for tax purposes was $2,097,150,000. Net unrealized appreciation of investment securities for tax purposes was $149,313,000, consisting of unrealized gains of $288,129,000 on securities that had risen in value since their purchase and $138,816,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Beverages (21.5%)
	Coca-Cola Co.	5,936,621	253,019
	PepsiCo Inc.	2,078,596	208,192
	Constellation Brands Inc. Class A	274,341	38,479
*	Monster Beverage Corp.	230,335	35,612
	Dr Pepper Snapple Group Inc.	309,132	27,745
	Molson Coors Brewing Co. Class B	249,856	22,994
	Brown-Forman Corp. Class B	191,488	19,635
	Coca-Cola Enterprises Inc.	358,897	18,053
*	Boston Beer Co. Inc. Class A	20,658	4,413
	Coca-Cola Bottling Co. Consolidated	16,043	3,107
			631,249
Food & Staples Retailing (22.8%)
	CVS Health Corp.	1,516,942	142,729
	Wal-Mart Stores Inc.	2,172,917	127,855
	Walgreens Boots Alliance Inc.	1,361,015	114,366
	Costco Wholesale Corp.	684,662	110,518
	Kroger Co.	1,470,266	55,370
	Sysco Corp.	948,794	38,995
	Whole Foods Market Inc.	597,463	17,416
*	Rite Aid Corp.	1,737,350	13,690
	Casey's General Stores Inc.	71,894	8,359
*	Sprouts Farmers Market Inc.	282,210	6,810
*	United Natural Foods Inc.	108,528	4,766
	PriceSmart Inc.	44,638	4,160
*	SUPERVALU Inc.	521,828	3,507
*	Fresh Market Inc.	124,944	2,996
	Andersons Inc.	82,894	2,857
	SpartanNash Co.	119,635	2,587
	Ingles Markets Inc. Class A	43,401	2,364
*	Chefs' Warehouse Inc.	115,363	2,259
*	Smart & Final Stores Inc.	125,703	2,209
	Weis Markets Inc.	51,969	2,153
*	Natural Grocers by Vitamin Cottage Inc.	83,087	1,729
	Village Super Market Inc. Class A	64,559	1,672
			669,367
Food Products (21.3%)
	Mondelez International Inc. Class A	2,510,536	109,610
	Kraft Heinz Co.	940,947	69,338
	General Mills Inc.	946,482	54,669
	Archer-Daniels-Midland Co.	975,360	35,591
	Kellogg Co.	428,383	29,460
	ConAgra Foods Inc.	697,558	28,551
	Mead Johnson Nutrition Co.	328,923	26,508
	Tyson Foods Inc. Class A	496,461	24,823
	JM Smucker Co.	186,237	22,570
	Hershey Co.	248,068	21,411
	Hormel Foods Corp.	242,848	18,194
	McCormick & Co. Inc.	194,635	16,723

	Campbell Soup Co.	313,678	16,387
	Bunge Ltd.	241,905	16,113
*	WhiteWave Foods Co. Class A	304,615	12,376
	Ingredion Inc.	123,879	12,211
	Keurig Green Mountain Inc.	206,071	10,798
	Pinnacle Foods Inc.	202,994	8,838
	Flowers Foods Inc.	348,562	8,198
*	Hain Celestial Group Inc.	188,693	8,057
*	Post Holdings Inc.	114,356	7,950
*	TreeHouse Foods Inc.	82,695	7,150
	Lancaster Colony Corp.	41,567	4,833
	B&G Foods Inc.	127,067	4,801
*	Darling Ingredients Inc.	388,084	4,250
	Snyder's-Lance Inc.	112,834	4,183
	Dean Foods Co.	219,442	4,117
	J&J Snack Foods Corp.	34,944	4,077
^	Cal-Maine Foods Inc.	72,190	3,935
	Sanderson Farms Inc.	50,162	3,753
	Fresh Del Monte Produce Inc.	83,983	3,671
^	Pilgrim's Pride Corp.	167,811	3,613
*	Diamond Foods Inc.	75,065	3,039
	Calavo Growers Inc.	47,986	2,715
*	Farmer Bros Co.	84,986	2,484
*	Boulder Brands Inc.	222,359	2,430
	Tootsie Roll Industries Inc.	72,090	2,310
*	Landec Corp.	149,738	1,918
^	Limoneira Co.	112,546	1,917
*	Seneca Foods Corp. Class A	65,177	1,795
*,^ Freshpet Inc.		183,669	1,581
			626,948
Household Products (17.6%)
	Procter & Gamble Co.	3,935,248	294,514
	Colgate-Palmolive Co.	1,336,338	87,771
	Kimberly-Clark Corp.	571,852	68,136
	Clorox Co.	208,988	25,977
	Church & Dwight Co. Inc.	217,466	18,652
	Spectrum Brands Holdings Inc.	55,786	5,283
	Energizer Holdings Inc.	135,880	4,595
	WD-40 Co.	36,185	3,574
*	HRG Group Inc.	239,554	3,280
*	Central Garden & Pet Co. Class A	167,244	2,641
*	Central Garden & Pet Co.	150,723	2,226
			516,649
Personal Products (2.4%)
	Estee Lauder Cos. Inc. Class A	363,709	30,595
*	Edgewell Personal Care Co.	112,458	9,053
*,^ Herbalife Ltd.		130,787	7,550
	Coty Inc. Class A	163,254	4,535
	Nu Skin Enterprises Inc. Class A	128,685	4,487
	Avon Products Inc.	1,082,452	3,735
*	USANA Health Sciences Inc.	19,379	2,596
	Inter Parfums Inc.	83,251	2,220
*	Medifast Inc.	71,545	2,169
*	Revlon Inc. Class A	74,162	2,031
*,^ Elizabeth Arden Inc.		191,899	1,967

Natural Health Trends Corp.		5,360	259
			71,197
Tobacco (14.2%)
Philip Morris International Inc.		2,173,240	189,919
Altria Group Inc.		2,699,419	155,486
Reynolds American Inc.		1,349,922	62,434
Vector Group Ltd.		197,346	4,995
Universal Corp.		57,529	3,253
			416,087
Total Common Stocks (Cost $2,512,956)			2,931,497
	Coupon
Temporary Cash Investment (0.3%) [1]
[2,3] Vanguard Market Liquidity Fund (Cost $9,618)	0.239%	9,618,154	9,618
Total Investments (100.1%) (Cost $2,522,574)			2,941,115
Other Assets and Liabilities-Net (-0.1%)[3]			(2,841)
Net Assets (100%)			2,938,274

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,355,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $8,712,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in

Consumer Staples Index Fund

the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	30	3,120	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $2,522,574,000. Net unrealized appreciation of investment securities for tax purposes was $418,541,000, consisting of unrealized gains of $490,003,000 on securities that had risen in value since their purchase and $71,462,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Energy Equipment & Services (17.5%)
	Oil & Gas Drilling (1.8%)
	Helmerich & Payne Inc.	355,233	20,692
	Ensco plc Class A	780,150	13,356
^	Noble Corp. plc	802,792	10,653
	Nabors Industries Ltd.	969,954	9,806
	Rowan Cos. plc Class A	395,462	8,040
	Patterson-UTI Energy Inc.	490,967	7,964
^	Diamond Offshore Drilling Inc.	231,057	5,229
	Atwood Oceanics Inc.	210,399	3,341
*	Unit Corp.	165,079	2,983
*	Parker Drilling Co.	458,225	1,260
	Transocean Partners LLC	80,836	848
*	Pioneer Energy Services Corp.	265,819	673

	Oil & Gas Equipment & Services (15.7%)
	Schlumberger Ltd.	4,151,064	320,255
	Halliburton Co.	2,802,461	111,678
	Baker Hughes Inc.	1,430,033	77,322
	National Oilwell Varco Inc.	1,268,224	47,355
*	Cameron International Corp.	626,383	42,776
*	Weatherford International plc	2,553,333	27,601
*	FMC Technologies Inc.	755,824	25,713
^	Core Laboratories NV	140,664	16,619
	Oceaneering International Inc.	323,862	14,166
*	Dril-Quip Inc.	129,101	8,148
	Superior Energy Services Inc.	503,143	7,884
*	Oil States International Inc.	164,313	5,212
	US Silica Holdings Inc.	182,238	3,876
	Bristow Group Inc.	119,160	3,640
*	McDermott International Inc.	815,976	3,615
*	Forum Energy Technologies Inc.	216,944	3,397
*	SEACOR Holdings Inc.	58,534	3,324
	RPC Inc.	224,731	2,978
*	TETRA Technologies Inc.	279,183	2,602
*	Archrock Inc.	229,986	2,431
*	Helix Energy Solutions Group Inc.	353,118	2,288
	Frank's International NV	135,379	2,288
*	Matrix Service Co.	93,238	2,143
*	Newpark Resources Inc.	300,472	1,953
*	Exterran Corp.	117,243	1,919
	Tidewater Inc.	169,145	1,609
*	Hornbeck Offshore Services Inc.	117,645	1,441
^	CARBO Ceramics Inc.	76,855	1,433
*	Natural Gas Services Group Inc.	48,524	1,127
*	RigNet Inc.	50,442	1,114
*	C&J Energy Services Ltd.	185,247	1,104
	Tesco Corp.	125,183	1,053
*	PHI Inc.	43,799	936
*	Era Group Inc.	77,206	910

^	Gulfmark Offshore Inc.	107,593	696
^,* Fairmount Santrol Holdings Inc.		194,519	570
*	Key Energy Services Inc.	177,762	95
*	ION Geophysical Corp.	165,165	92
*	Basic Energy Services Inc.	174	1

			838,209
Oil, Gas & Consumable Fuels (82.4%)
	Coal & Consumable Fuels (0.2%)
	CONSOL Energy Inc.	749,654	5,907
^,* Peabody Energy Corp.		73,544	839
^,* Solazyme Inc.		230,949	762
*	Westmoreland Coal Co.	76,066	456
*	Cloud Peak Energy Inc.	294	1

	Integrated Oil & Gas (38.4%)
	Exxon Mobil Corp.	13,343,071	1,089,595
	Chevron Corp.	6,158,721	562,414
	Occidental Petroleum Corp.	2,511,176	189,820

	Oil & Gas Exploration & Production (24.9%)
	ConocoPhillips	3,949,736	213,483
	EOG Resources Inc.	1,799,947	150,170
	Anadarko Petroleum Corp.	1,665,824	99,783
	Pioneer Natural Resources Co.	489,964	70,922
	Apache Corp.	1,240,675	61,016
	Devon Energy Corp.	1,281,681	58,970
	Noble Energy Inc.	1,407,799	51,624
	Hess Corp.	848,512	50,062
*	Concho Resources Inc.	420,576	46,028
	Marathon Oil Corp.	2,225,821	38,974
	Cimarex Energy Co.	310,438	36,948
	EQT Corp.	501,357	28,688
	Cabot Oil & Gas Corp.	1,362,229	25,651
*	Newfield Exploration Co.	537,340	20,559
*	Diamondback Energy Inc.	218,506	17,048
	Range Resources Corp.	559,258	15,984
	Murphy Oil Corp.	553,057	15,806
	Energen Corp.	260,367	15,437
*	Southwestern Energy Co.	1,274,812	11,486
*	Continental Resources Inc.	309,488	11,234
*	Whiting Petroleum Corp.	676,970	11,177
^	Chesapeake Energy Corp.	1,987,483	10,474
	QEP Resources Inc.	587,623	9,285
*	Gulfport Energy Corp.	360,086	9,153
*	Cobalt International Energy Inc.	1,072,522	7,905
*	PDC Energy Inc.	133,977	7,568
*	Carrizo Oil & Gas Inc.	182,533	7,371
*	WPX Energy Inc.	786,803	6,751
	SM Energy Co.	227,346	6,677
*	Matador Resources Co.	257,342	6,614
*	RSP Permian Inc.	217,266	6,166
*	Parsley Energy Inc. Class A	304,936	5,992
^,* Laredo Petroleum Inc.		537,973	5,859
^,* Antero Resources Corp.		279,227	5,755
*	Memorial Resource Development Corp.	342,039	5,572
*	Oasis Petroleum Inc.	422,138	4,850

	Denbury Resources Inc.	1,206,702	4,465
	California Resources Corp.	1,048,118	4,297
*	Synergy Resources Corp.	305,104	3,475
*	Rice Energy Inc.	234,370	3,159
*	Kosmos Energy Ltd.	464,230	3,115
*	Gran Tierra Energy Inc.	983,612	2,459
*	Callon Petroleum Co.	258,766	2,456
^,* Ultra Petroleum Corp.		538,261	2,158
*	Stone Energy Corp.	208,731	1,522
*	Bonanza Creek Energy Inc.	156,288	1,327
*	Clayton Williams Energy Inc.	22,521	1,270
*	Bill Barrett Corp.	188,258	1,182
^,* Sanchez Energy Corp.		213,855	1,069
^,* Northern Oil and Gas Inc.		200,377	1,028
*	Ring Energy Inc.	97,794	975
^,* Halcon Resources Corp.		1,469,536	896
^,* EXCO Resources Inc.		703,263	893
^	LinnCo LLC	459,006	808
^	Energy XXI Ltd.	399,653	628
^,* W&T Offshore Inc.		166,439	624
*	Eclipse Resources Corp.	245,660	624
*	Jones Energy Inc. Class A	109,765	616
^,* SandRidge Energy Inc.		1,973,685	593
*	Contango Oil & Gas Co.	73,319	565
*	Triangle Petroleum Corp.	123,105	94
^,* Approach Resources Inc.		26,023	58
^,* Penn Virginia Corp.		34,903	16
*	Abraxas Petroleum Corp.	486	1
*	Magnum Hunter Resources Corp.	849	—

	Oil & Gas Refining & Marketing (10.7%)
	Phillips 66	1,773,025	162,285
	Valero Energy Corp.	1,662,869	119,494
	Marathon Petroleum Corp.	1,776,103	103,742
	Tesoro Corp.	411,560	47,399
	HollyFrontier Corp.	604,548	29,067
	PBF Energy Inc. Class A	317,602	12,860
	Western Refining Inc.	253,672	11,481
	World Fuel Services Corp.	238,389	10,391
	Delek US Holdings Inc.	182,092	5,042
	Green Plains Inc.	125,306	2,969
	CVR Energy Inc.	60,045	2,867
	Alon USA Energy Inc.	101,320	1,782
*	Par Pacific Holdings Inc.	60,879	1,525
*	REX American Resources Corp.	21,906	1,377
^,* Clean Energy Fuels Corp.		268,138	1,263
*	Renewable Energy Group Inc.	112,837	1,017

	Oil & Gas Storage & Transportation (8.2%)
	Kinder Morgan Inc.	6,106,466	143,929
	Williams Cos. Inc.	2,336,068	85,407
	Spectra Energy Corp.	2,203,782	57,739
*	Cheniere Energy Inc.	739,230	35,150
	ONEOK Inc.	689,624	20,330
	Columbia Pipeline Group Inc.	1,047,341	20,077
	Plains GP Holdings LP Class A	747,271	9,162
	Targa Resources Corp.	177,914	6,992

SemGroup Corp. Class A		150,504	5,227
* Enbridge Energy Management LLC		186,012	4,639
EnLink Midstream LLC		170,087	2,869
* Tallgrass Energy GP LP		60,051	1,319
* Gener8 Maritime Inc.		69,307	672

			3,955,282
Other (0.0%)[2]
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	24,925	—

Total Common Stocks (Cost $5,693,354)			4,793,491
	Coupon
Temporary Cash Investment (0.5%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund (Cost
$25,850)	0.239%	25,850,297	25,850
Total Investments (100.4%) (Cost $5,719,204)			4,819,341
Other Assets and Liabilities-Net (-0.4%)[4]			(19,436)
Net Assets (100%)			4,799,905

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,366,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $25,850,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Energy Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	50	5,200	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $5,719,204,000. Net unrealized depreciation of investment securities for tax purposes was $899,863,000, consisting of unrealized gains of $181,021,000 on securities that had risen in value since their purchase and $1,080,884,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Banks (34.2%)
Wells Fargo & Co.	4,284,086	236,053
JPMorgan Chase & Co.	3,248,658	216,620
Bank of America Corp.	9,170,063	159,834
Citigroup Inc.	2,644,112	143,020
US Bancorp	1,546,938	67,895
PNC Financial Services Group Inc.	451,152	43,090
BB&T Corp.	685,332	26,467
SunTrust Banks Inc.	451,516	19,605
M&T Bank Corp.	126,522	15,857
Fifth Third Bancorp	711,919	14,715
Citizens Financial Group Inc.	463,722	12,349
Regions Financial Corp.	1,163,863	11,802
KeyCorp	738,678	9,684
First Republic Bank	124,982	8,606
Huntington Bancshares Inc.	705,447	8,247
Comerica Inc.	156,345	7,247
* Signature Bank	44,774	7,081
CIT Group Inc.	152,997	6,573
* SVB Financial Group	45,262	5,996
East West Bancorp Inc.	126,097	5,470
Zions Bancorporation	179,538	5,379
PacWest Bancorp	100,428	4,722
People's United Financial Inc.	272,140	4,558
Investors Bancorp Inc.	303,522	3,891
Synovus Financial Corp.	115,886	3,868
Bank of the Ozarks Inc.	69,862	3,792
Commerce Bancshares Inc.	77,422	3,555
Cullen/Frost Bankers Inc.	49,862	3,480
Umpqua Holdings Corp.	193,443	3,466
BankUnited Inc.	90,970	3,439
First Niagara Financial Group Inc.	312,895	3,373
Webster Financial Corp.	80,774	3,248
Prosperity Bancshares Inc.	58,365	3,234
First Horizon National Corp.	206,202	3,066
* Western Alliance Bancorp	76,151	2,954
FirstMerit Corp.	145,850	2,951
PrivateBancorp Inc.	65,781	2,902
Associated Banc-Corp	131,933	2,706
Popular Inc.	90,623	2,692
Bank of Hawaii Corp.	38,204	2,643
United Bankshares Inc.	61,223	2,579
Home BancShares Inc.	53,707	2,423
* Texas Capital Bancshares Inc.	40,451	2,398
Cathay General Bancorp	68,994	2,368
MB Financial Inc.	65,696	2,348
IBERIABANK Corp.	36,165	2,292
Valley National Bancorp	205,204	2,286
Fulton Financial Corp.	155,351	2,248
FNB Corp.	153,487	2,229

TCF Financial Corp.	140,567	2,153
Wintrust Financial Corp.	40,317	2,122
BancorpSouth Inc.	76,833	2,067
Hancock Holding Co.	68,418	1,992
UMB Financial Corp.	36,824	1,941
Glacier Bancorp Inc.	66,049	1,940
Sterling Bancorp	103,134	1,809
Columbia Banking System Inc.	50,839	1,807
South State Corp.	21,164	1,664
First Citizens BancShares Inc. Class A	6,279	1,663
Pinnacle Financial Partners Inc.	30,048	1,632
CVB Financial Corp.	87,932	1,627
First Financial Bankshares Inc.	45,143	1,621
Community Bank System Inc.	36,165	1,560
National Penn Bancshares Inc.	122,110	1,525
Old National Bancorp	102,818	1,517
International Bancshares Corp.	49,560	1,512
* Hilltop Holdings Inc.	66,320	1,480
BOK Financial Corp.	21,255	1,463
Simmons First National Corp. Class A	24,974	1,440
* Eagle Bancorp Inc.	26,318	1,438
Trustmark Corp.	56,557	1,428
Great Western Bancorp Inc.	46,051	1,392
First Midwest Bancorp Inc.	68,214	1,333
BBCN Bancorp Inc.	69,478	1,314
Chemical Financial Corp.	33,478	1,234
Renasant Corp.	33,446	1,222
LegacyTexas Financial Group Inc.	39,435	1,203
* FCB Financial Holdings Inc. Class A	29,648	1,155
NBT Bancorp Inc.	38,269	1,153
Independent Bank Corp.	21,925	1,134
Park National Corp.	11,452	1,111
Westamerica Bancorporation	22,345	1,095
First Financial Bancorp	53,691	1,082
Talmer Bancorp Inc. Class A	58,054	1,061
Union Bankshares Corp.	39,346	1,056
WesBanco Inc.	30,131	1,022
Banner Corp.	18,777	986
S&T Bancorp Inc.	29,040	985
United Community Banks Inc.	47,141	984
Ameris Bancorp	28,331	969
ServisFirst Bancshares Inc.	19,235	947
Boston Private Financial Holdings Inc.	72,427	876
First Merchants Corp.	31,175	848
BNC Bancorp	31,892	813
Towne Bank/Portsmouth	36,189	812
Capital Bank Financial Corp.	23,255	784
Berkshire Hills Bancorp Inc.	25,834	781
First Commonwealth Financial Corp.	78,187	769
Wilshire Bancorp Inc.	61,015	753
Tompkins Financial Corp.	11,981	750
State Bank Financial Corp.	31,860	743
Hanmi Financial Corp.	28,438	742
Lakeland Financial Corp.	14,619	704
Opus Bank	17,858	703
* Customers Bancorp Inc.	22,515	698
Cardinal Financial Corp.	27,938	687

City Holding Co.	13,227	660
Sandy Spring Bancorp Inc.	21,866	642
Central Pacific Financial Corp.	27,433	638
CenterState Banks Inc.	39,897	636
National Bank Holdings Corp. Class A	26,546	603
* First NBC Bank Holding Co.	13,934	590
Flushing Financial Corp.	24,694	562
First Interstate BancSystem Inc. Class A	18,221	554
Southside Bancshares Inc.	19,582	553
Heartland Financial USA Inc.	14,251	543
Washington Trust Bancorp Inc.	12,706	519
TriCo Bancshares	17,612	516
Stock Yards Bancorp Inc.	12,552	505
Community Trust Bancorp Inc.	13,575	498
ConnectOne Bancorp Inc.	24,599	480
First Busey Corp.	21,631	476
Enterprise Financial Services Corp.	16,084	471
Great Southern Bancorp Inc.	8,269	421
MainSource Financial Group Inc.	18,197	419
CoBiz Financial Inc.	29,747	408
BancFirst Corp.	6,301	406
Blue Hills Bancorp Inc.	24,808	403
1st Source Corp.	11,660	394
* First BanCorp	102,138	383
German American Bancorp Inc.	10,953	378
Lakeland Bancorp Inc.	30,502	369
Univest Corp. of Pennsylvania	17,455	364
Independent Bank Group Inc.	8,955	358
Metro Bancorp Inc.	10,039	341
First of Long Island Corp.	10,728	337
OFG Bancorp	39,429	330
Bryn Mawr Bank Corp.	10,873	323
Financial Institutions Inc.	11,430	312
First Bancorp	15,527	303
Southwest Bancorp Inc.	16,214	300
First Financial Corp.	7,846	287
Arrow Financial Corp.	10,065	287
* Bancorp Inc.	30,978	238
Republic Bancorp Inc.	8,828	237
* Sun Bancorp Inc.	8,875	195
		1,205,842
Capital Markets (11.6%)
Goldman Sachs Group Inc.	342,247	65,034
Morgan Stanley	1,286,995	44,144
Bank of New York Mellon Corp.	972,072	42,616
BlackRock Inc.	107,806	39,211
Charles Schwab Corp.	1,040,175	35,064
State Street Corp.	358,483	26,019
Ameriprise Financial Inc.	156,503	17,677
T. Rowe Price Group Inc.	224,987	17,133
Franklin Resources Inc.	350,453	14,691
Northern Trust Corp.	194,306	14,561
Invesco Ltd.	376,589	12,687
TD Ameritrade Holding Corp.	238,815	8,748
* Affiliated Managers Group Inc.	47,636	8,443
* E*TRADE Financial Corp.	254,697	7,750
SEI Investments Co.	124,038	6,746

	Raymond James Financial Inc.	113,656	6,675
	Legg Mason Inc.	86,644	3,845
	Eaton Vance Corp.	102,057	3,666
	LPL Financial Holdings Inc.	66,875	3,075
	Waddell & Reed Financial Inc. Class A	74,103	2,772
*	Stifel Financial Corp.	57,991	2,631
	Federated Investors Inc. Class B	82,820	2,594
	NorthStar Asset Management Group Inc.	170,937	2,325
	Interactive Brokers Group Inc.	52,645	2,283
	WisdomTree Investments Inc.	102,491	2,229
	Janus Capital Group Inc.	131,465	2,076
	Evercore Partners Inc. Class A	34,817	1,933
	Financial Engines Inc.	45,579	1,642
	BGC Partners Inc. Class A	180,299	1,638
	Artisan Partners Asset Management Inc. Class A	30,730	1,201
	HFF Inc. Class A	30,270	1,040
	Virtus Investment Partners Inc.	6,223	848
	Virtu Financial Inc. Class A	30,267	673
	Greenhill & Co. Inc.	24,673	654
	OM Asset Management plc	36,897	598
	Diamond Hill Investment Group Inc.	2,659	586
*	Piper Jaffray Cos.	13,851	561
	Cohen & Steers Inc.	17,848	553
	Investment Technology Group Inc.	27,237	547
*	KCG Holdings Inc. Class A	41,292	533
	Moelis & Co. Class A	16,041	473
*	INTL. FCStone Inc.	13,213	470
*	Cowen Group Inc. Class A	89,526	425
	Westwood Holdings Group Inc.	6,546	382
	Arlington Asset Investment Corp. Class A	20,549	286
*	Safeguard Scientifics Inc.	17,417	284
*	Ladenburg Thalmann Financial Services Inc.	88,534	279
	GAMCO Investors Inc. Class A	4,178	274
	Oppenheimer Holdings Inc. Class A	9,046	162
	Pzena Investment Management Inc. Class A	11,068	107
	Fifth Street Asset Management Inc.	5,242	24
			410,868
Consumer Finance (4.7%)
	American Express Co.	791,591	56,710
	Capital One Financial Corp.	476,499	37,410
*	Synchrony Financial	732,921	23,329
	Discover Financial Services	382,375	21,704
*	Ally Financial Inc.	380,755	7,600
	Navient Corp.	328,519	3,913
*	OneMain Holdings Inc. Class A	53,249	2,580
*	SLM Corp.	375,105	2,534
*	LendingClub Corp.	165,114	1,985
*	PRA Group Inc.	42,642	1,761
*	Santander Consumer USA Holdings Inc.	94,390	1,665
*,^ Credit Acceptance Corp.		6,325	1,268
*	First Cash Financial Services Inc.	24,754	963
	Cash America International Inc.	24,182	816
	Nelnet Inc. Class A	22,606	746
*	Encore Capital Group Inc.	21,211	699
*	Green Dot Corp. Class A	34,792	585
*	EZCORP Inc. Class A	44,126	255
*	World Acceptance Corp.	5,779	249

* Enova International Inc.	22,705	171
		166,943
Diversified Financial Services (7.8%)
* Berkshire Hathaway Inc. Class B	1,041,043	139,593
CME Group Inc.	281,815	27,519
• Intercontinental Exchange Inc.	97,056	25,219
McGraw Hill Financial Inc.	239,375	23,093
Moody's Corp.	158,313	16,325
Voya Financial Inc.	198,821	8,092
Nasdaq Inc.	104,019	6,098
MSCI Inc. Class A	86,691	6,079
FactSet Research Systems Inc.	34,515	5,851
CBOE Holdings Inc.	72,650	5,246
Leucadia National Corp.	289,305	5,115
MarketAxess Holdings Inc.	32,922	3,515
Morningstar Inc.	17,604	1,422
* Texas Pacific Land Trust	4,468	671
* On Deck Capital Inc.	30,512	304
* PICO Holdings Inc.	19,598	212
* NewStar Financial Inc.	16,479	159
		274,513
Insurance (17.3%)
American International Group Inc.	1,136,717	72,272
MetLife Inc.	833,730	42,595
Prudential Financial Inc.	396,121	34,284
ACE Ltd.	284,433	32,667
Travelers Cos. Inc.	273,335	31,316
Chubb Corp.	199,315	26,017
Marsh & McLennan Cos. Inc.	465,539	25,744
Aflac Inc.	378,270	24,678
Aon plc	245,992	23,305
Allstate Corp.	351,663	22,070
Hartford Financial Services Group Inc.	364,353	16,629
Progressive Corp.	515,624	15,892
Principal Financial Group Inc.	258,943	13,325
Lincoln National Corp.	220,381	12,119
* Markel Corp.	12,241	11,080
XL Group plc Class A	265,565	10,139
Loews Corp.	255,176	9,669
Cincinnati Financial Corp.	137,211	8,385
FNF Group	221,792	7,951
Unum Group	216,706	7,949
* Arch Capital Group Ltd.	107,505	7,791
* Alleghany Corp.	14,050	7,156
Everest Re Group Ltd.	38,576	7,115
Arthur J Gallagher & Co.	153,414	6,712
Torchmark Corp.	109,833	6,658
Willis Group Holdings plc	141,799	6,517
PartnerRe Ltd.	42,153	5,865
Reinsurance Group of America Inc. Class A	58,464	5,372
Assurant Inc.	58,663	5,017
Axis Capital Holdings Ltd.	88,588	4,961
WR Berkley Corp.	86,632	4,822
American Financial Group Inc.	61,579	4,557
RenaissanceRe Holdings Ltd.	40,296	4,463
White Mountains Insurance Group Ltd.	5,230	4,226

	StanCorp Financial Group Inc.	37,035	4,209
	Old Republic International Corp.	217,914	4,132
	First American Financial Corp.	95,391	3,762
	Endurance Specialty Holdings Ltd.	54,845	3,618
	Validus Holdings Ltd.	72,697	3,430
	CNO Financial Group Inc.	168,864	3,416
	Brown & Brown Inc.	105,060	3,410
	Assured Guaranty Ltd.	128,625	3,401
	Hanover Insurance Group Inc.	38,807	3,283
	Allied World Assurance Co. Holdings AG	79,683	2,894
	Aspen Insurance Holdings Ltd.	53,317	2,694
	ProAssurance Corp.	47,056	2,490
	AmTrust Financial Services Inc.	38,825	2,427
	Symetra Financial Corp.	71,558	2,253
	Primerica Inc.	43,484	2,228
*	Genworth Financial Inc. Class A	436,797	2,206
	Erie Indemnity Co. Class A	22,393	2,157
	RLI Corp.	33,939	2,060
	American Equity Investment Life Holding Co.	67,724	1,816
	Selective Insurance Group Inc.	49,886	1,722
	Argo Group International Holdings Ltd.	24,299	1,544
	Kemper Corp.	36,236	1,490
*	Enstar Group Ltd.	9,119	1,405
	Horace Mann Educators Corp.	36,426	1,272
	Mercury General Corp.	24,087	1,246
	AMERISAFE Inc.	16,808	905
	National General Holdings Corp.	41,021	899
*	Navigators Group Inc.	10,088	870
	Infinity Property & Casualty Corp.	9,832	841
*	MBIA Inc.	125,976	828
*	FNFV Group	70,008	783
	Stewart Information Services Corp.	17,931	777
	American National Insurance Co.	7,076	760
	Employers Holdings Inc.	27,621	757
	United Fire Group Inc.	18,854	755
	Maiden Holdings Ltd.	48,630	749
*	Third Point Reinsurance Ltd.	51,094	726
	FBL Financial Group Inc. Class A	9,931	678
*	Ambac Financial Group Inc.	38,925	657
	Safety Insurance Group Inc.	11,444	641
*	Greenlight Capital Re Ltd. Class A	27,743	572
	National Western Life Group Inc. Class A	2,084	549
	Universal Insurance Holdings Inc.	27,686	547
*	Heritage Insurance Holdings Inc.	22,146	497
*,^ Citizens Inc.		41,370	384
	State Auto Financial Corp.	14,080	327
	HCI Group Inc.	8,234	322
	James River Group Holdings Ltd.	10,022	322
	United Insurance Holdings Corp.	15,358	291
	State National Cos. Inc.	27,031	273
	Fidelity & Guaranty Life	10,337	265
	OneBeacon Insurance Group Ltd. Class A	18,765	260
*	Global Indemnity plc	7,680	225
	EMC Insurance Group Inc.	7,314	191
	Baldwin & Lyons Inc.	7,530	177
	National Interstate Corp.	6,497	170
	Kansas City Life Insurance Co.	3,174	158

Donegal Group Inc. Class A	8,196	114
* Patriot National Inc.	6,669	97
Crawford & Co. Class B	9,435	56
		611,306
Real Estate Investment Trusts (REITs) (22.2%)
Simon Property Group Inc.	271,923	50,643
American Tower Corporation	371,860	36,955
Public Storage	129,193	31,014
Equity Residential	319,946	25,538
Crown Castle International Corp.	293,392	25,205
AvalonBay Communities Inc.	116,795	21,232
Prologis Inc.	460,579	19,690
Welltower Inc.	309,192	19,538
Boston Properties Inc.	134,811	16,850
Ventas Inc.	290,836	15,513
Equinix Inc.	51,827	15,367
Weyerhaeuser Co.	451,667	14,530
HCP Inc.	406,605	14,447
Vornado Realty Trust	149,149	14,432
Essex Property Trust Inc.	57,762	13,331
General Growth Properties Inc.	506,262	12,894
Host Hotels & Resorts Inc.	659,791	10,952
SL Green Realty Corp.	87,756	10,362
Realty Income Corp.	206,346	10,239
Kimco Realty Corp.	362,700	9,463
Macerich Co.	118,204	9,238
Federal Realty Investment Trust	60,764	8,903
Digital Realty Trust Inc.	119,249	8,599
UDR Inc.	230,185	8,496
Extra Space Storage Inc.	98,767	8,272
Annaly Capital Management Inc.	832,851	7,979
Plum Creek Timber Co. Inc.	153,437	7,796
VEREIT Inc.	795,293	6,625
Duke Realty Corp.	303,101	6,168
Alexandria Real Estate Equities Inc.	63,564	5,854
Mid-America Apartment Communities Inc.	66,057	5,850
Camden Property Trust	76,116	5,814
Omega Healthcare Investors Inc.	162,494	5,596
Regency Centers Corp.	82,720	5,574
American Capital Agency Corp.	306,392	5,500
WP Carey Inc.	87,064	5,387
Kilroy Realty Corp.	79,940	5,334
Apartment Investment & Management Co.	137,281	5,232
Iron Mountain Inc.	175,593	4,878
DDR Corp.	270,969	4,620
National Retail Properties Inc.	118,355	4,552
Liberty Property Trust	131,823	4,469
Equity LifeStyle Properties Inc.	70,497	4,398
CubeSmart	148,651	4,329
Starwood Property Trust Inc.	209,186	4,253
Lamar Advertising Co. Class A	71,936	4,202
BioMed Realty Trust Inc.	178,728	4,195
American Campus Communities Inc.	98,445	3,977
Brixmor Property Group Inc.	157,028	3,943
Taubman Centers Inc.	53,449	3,841
Spirit Realty Capital Inc.	387,767	3,808
Douglas Emmett Inc.	121,661	3,769

Hospitality Properties Trust	133,128	3,697
Weingarten Realty Investors	103,563	3,621
Highwoods Properties Inc.	82,734	3,604
* Strategic Hotels & Resorts Inc.	229,497	3,250
Retail Properties of America Inc.	208,228	3,186
Sovran Self Storage Inc.	31,518	3,167
Sun Communities Inc.	45,864	3,066
Senior Housing Properties Trust	208,619	3,015
* Equity Commonwealth	108,578	2,999
DCT Industrial Trust Inc.	77,775	2,969
Healthcare Trust of America Inc. Class A	111,632	2,915
NorthStar Realty Finance Corp.	160,289	2,892
EPR Properties	50,786	2,846
Post Properties Inc.	48,075	2,834
RLJ Lodging Trust	115,527	2,819
Tanger Factory Outlet Centers Inc.	84,476	2,814
LaSalle Hotel Properties	99,100	2,796
Outfront Media Inc.	120,412	2,751
Two Harbors Investment Corp.	321,731	2,735
Sunstone Hotel Investors Inc.	183,431	2,693
Rayonier Inc.	111,512	2,691
Corrections Corp. of America	102,514	2,643
Columbia Property Trust Inc.	104,406	2,616
Piedmont Office Realty Trust Inc. Class A	132,856	2,589
New Residential Investment Corp.	202,787	2,579
Paramount Group Inc.	139,849	2,570
American Homes 4 Rent Class A	148,556	2,493
Medical Properties Trust Inc.	205,438	2,467
Chimera Investment Corp.	171,742	2,420
Healthcare Realty Trust Inc.	88,359	2,402
Care Capital Properties Inc.	72,617	2,298
MFA Financial Inc.	324,463	2,265
Blackstone Mortgage Trust Inc. Class A	78,006	2,254
First Industrial Realty Trust Inc.	96,898	2,214
Ryman Hospitality Properties Inc.	40,433	2,197
Gaming and Leisure Properties Inc.	80,464	2,188
Communications Sales & Leasing Inc.	112,470	2,188
Brandywine Realty Trust	158,102	2,175
Urban Edge Properties	87,620	2,102
Acadia Realty Trust	60,230	2,020
Pebblebrook Hotel Trust	63,353	2,018
Colony Capital Inc. Class A	98,612	2,018
CyrusOne Inc.	55,317	2,000
Kite Realty Group Trust	73,104	1,967
DiamondRock Hospitality Co.	176,744	1,967
Apple Hospitality REIT Inc.	100,085	1,952
CBL & Associates Properties Inc.	149,040	1,948
Hudson Pacific Properties Inc.	66,820	1,916
GEO Group Inc.	65,283	1,914
National Health Investors Inc.	31,522	1,904
DuPont Fabros Technology Inc.	57,061	1,885
Equity One Inc.	68,376	1,862
Corporate Office Properties Trust	83,220	1,855
Education Realty Trust Inc.	48,823	1,799
Cousins Properties Inc.	181,082	1,780
Mack-Cali Realty Corp.	74,731	1,756
Empire State Realty Trust Inc.	95,303	1,753

WP Glimcher Inc.	163,060	1,720
EastGroup Properties Inc.	28,413	1,654
Washington REIT	59,838	1,646
New York REIT Inc.	142,458	1,640
Lexington Realty Trust	186,063	1,598
Retail Opportunity Investments Corp.	86,685	1,585
Chambers Street Properties	208,635	1,569
PS Business Parks Inc.	17,679	1,563
Xenia Hotels & Resorts Inc.	93,031	1,558
CoreSite Realty Corp.	26,589	1,557
Invesco Mortgage Capital Inc.	108,408	1,455
QTS Realty Trust Inc. Class A	34,200	1,444
Chesapeake Lodging Trust	52,703	1,431
Monogram Residential Trust Inc.	138,072	1,378
LTC Properties Inc.	30,829	1,314
Pennsylvania REIT	60,565	1,306
Parkway Properties Inc.	74,105	1,266
STAG Industrial Inc.	59,866	1,221
Select Income REIT	59,148	1,215
Potlatch Corp.	36,087	1,206
Gramercy Property Trust Inc.	50,415	1,204
Physicians Realty Trust	75,112	1,203
Hatteras Financial Corp.	85,407	1,202
American Assets Trust Inc.	29,677	1,181
Sabra Health Care REIT Inc.	57,094	1,181
Ramco-Gershenson Properties Trust	69,953	1,180
PennyMac Mortgage Investment Trust	65,541	1,091
Government Properties Income Trust	62,301	1,055
CYS Investments Inc.	139,062	1,054
Redwood Trust Inc.	74,640	1,029
Summit Hotel Properties Inc.	75,877	1,011
STORE Capital Corp.	44,257	1,007
Global Net Lease Inc.	112,282	995
* iStar Inc.	74,270	980
FelCor Lodging Trust Inc.	120,248	964
Hersha Hospitality Trust Class A	38,935	919
Apollo Commercial Real Estate Finance Inc.	51,427	903
Investors Real Estate Trust	108,688	888
Terreno Realty Corp.	37,422	848
Franklin Street Properties Corp.	79,974	837
ARMOUR Residential REIT Inc.	38,737	818
Capstead Mortgage Corp.	85,229	809
Alexander's Inc.	1,993	799
Starwood Waypoint Residential Trust	33,565	794
Rexford Industrial Realty Inc.	48,670	784
Chatham Lodging Trust	33,837	771
Inland Real Estate Corp.	78,690	756
InfraREIT Inc.	36,294	732
New Senior Investment Group Inc.	76,490	706
Altisource Residential Corp.	50,424	668
American Capital Mortgage Investment Corp.	44,152	662
* Four Corners Property Trust Inc.	33,285	659
Saul Centers Inc.	11,392	634
First Potomac Realty Trust	51,159	594
Ashford Hospitality Trust Inc.	83,872	590
Universal Health Realty Income Trust	11,182	589
* NorthStar Realty Europe Corp.	50,829	581

	Rouse Properties Inc.	35,300	568
	New York Mortgage Trust Inc.	97,322	564
	Agree Realty Corp.	16,090	540
	Ladder Capital Corp.	36,535	517
	Monmouth Real Estate Investment Corp.	48,942	510
^	United Development Funding IV	26,662	476
	Silver Bay Realty Trust Corp.	30,250	476
	American Residential Properties Inc.	26,909	471
	Cedar Realty Trust Inc.	62,361	456
	Urstadt Biddle Properties Inc. Class A	22,650	453
	CareTrust REIT Inc.	40,446	451
	Anworth Mortgage Asset Corp.	92,685	446
	Western Asset Mortgage Capital Corp.	36,125	425
	Getty Realty Corp.	23,079	403
	CatchMark Timber Trust Inc. Class A	34,767	395
	Campus Crest Communities Inc.	55,814	374
	Winthrop Realty Trust	26,997	368
	AG Mortgage Investment Trust Inc.	24,646	364
	Apollo Residential Mortgage Inc.	27,964	363
	Ashford Hospitality Prime Inc.	25,474	362
	Resource Capital Corp.	28,428	358
	RAIT Financial Trust	79,755	345
	National Storage Affiliates Trust	20,185	334
	Dynex Capital Inc.	45,111	310
	Ares Commercial Real Estate Corp.	24,048	309
	One Liberty Properties Inc.	11,209	250
	Newcastle Investment Corp.	56,973	248
	Arbor Realty Trust Inc.	35,017	241
	Easterly Government Properties Inc.	3,177	57
			783,418
Real Estate Management & Development (1.1%)
*	CBRE Group Inc. Class A	263,319	9,867
	Jones Lang LaSalle Inc.	39,580	6,575
*	Realogy Holdings Corp.	128,457	5,306
*	Forest City Enterprises Inc. Class A	210,693	4,686
*	Howard Hughes Corp.	31,474	3,896
	Kennedy-Wilson Holdings Inc.	74,518	1,945
	Alexander & Baldwin Inc.	40,578	1,538
*,^ St. Joe Co.		46,396	901
	RE/MAX Holdings Inc. Class A	14,951	561
*	Marcus & Millichap Inc.	13,072	429
*	Forestar Group Inc.	27,743	377
*	Altisource Portfolio Solutions SA	13,014	374
*	Tejon Ranch Co.	13,523	286
*	FRP Holdings Inc.	5,458	169
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	1,227	—
			36,910
Thrifts & Mortgage Finance (1.0%)
	New York Community Bancorp Inc.	426,048	6,987
*	MGIC Investment Corp.	297,557	2,839
	Radian Group Inc.	183,313	2,612
	Washington Federal Inc.	83,349	2,154
	Capitol Federal Financial Inc.	117,048	1,518
*	Essent Group Ltd.	52,767	1,304
	Astoria Financial Corp.	79,135	1,276
	EverBank Financial Corp.	70,587	1,218

TFS Financial Corp.		64,836	1,217
Northwest Bancshares Inc.		84,935	1,184
Provident Financial Services Inc.		52,443	1,095
* Beneficial Bancorp Inc.		71,679	1,001
*,^ BofI Holding Inc.		46,200	925
* PHH Corp.		52,585	892
WSFS Financial Corp.		25,504	871
Brookline Bancorp Inc.		61,079	717
* Walker & Dunlop Inc.		24,038	710
* Ocwen Financial Corp.		94,750	676
* LendingTree Inc.		5,901	601
Oritani Financial Corp.		33,385	579
Northfield Bancorp Inc.		36,274	578
United Financial Bancorp Inc.		41,366	575
TrustCo Bank Corp.		81,968	538
*,^ Nationstar Mortgage Holdings Inc.		37,993	517
Dime Community Bancshares Inc.		27,373	507
* Flagstar Bancorp Inc.		19,376	476
*,^ Walter Investment Management Corp.		32,566	473
Waterstone Financial Inc.		25,028	347
* NMI Holdings Inc. Class A		45,689	338
Meridian Bancorp Inc.		18,999	279
* PennyMac Financial Services Inc. Class A		15,622	254
Federal Agricultural Mortgage Corp.		8,158	244
Kearny Financial Corp.		15,983	201
			35,703
Total Common Stocks (Cost $3,349,377)			3,525,503
	Coupon
Temporary Cash Investments (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.239%	2,276,682	2,277
Total Investments (100.0%) (Cost $3,351,654)			3,527,780
Other Assets and Liabilities-Net (0.0%)[3]			1,225
Net Assets (100%)			3,529,005

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,185,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,277,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Financials Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	8	832	(2)

D. At November 30, 2015, the cost of investment securities for tax purposes was $3,351,654,000. Net unrealized appreciation of investment securities for tax purposes was $176,126,000, consisting of unrealized gains of $303,438,000 on securities that had risen in value since their purchase and $127,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Biotechnology (26.6%)
	Gilead Sciences Inc.	2,996,343	317,492
	Amgen Inc.	1,548,190	249,413
	AbbVie Inc.	3,380,879	196,598
*	Celgene Corp.	1,614,640	176,722
*	Biogen Inc.	480,336	137,789
*	Regeneron Pharmaceuticals Inc.	155,845	84,858
*	Alexion Pharmaceuticals Inc.	461,926	82,426
*	Vertex Pharmaceuticals Inc.	499,732	64,645
	Baxalta Inc.	1,107,550	38,078
*	Incyte Corp.	331,797	37,904
*	BioMarin Pharmaceutical Inc.	329,127	31,389
*	Alkermes plc	305,165	22,387
*	Alnylam Pharmaceuticals Inc.	155,575	16,189
*	Isis Pharmaceuticals Inc.	244,495	14,924
*	United Therapeutics Corp.	92,972	14,190
*	Medivation Inc.	333,758	14,111
*	Dyax Corp.	298,993	10,064
*	Neurocrine Biosciences Inc.	175,418	9,537
*	Seattle Genetics Inc.	223,724	9,392
*	Anacor Pharmaceuticals Inc.	76,499	8,930
*,^ OPKO Health Inc.		661,651	7,238
*	ACADIA Pharmaceuticals Inc.	163,711	6,213
*	Intercept Pharmaceuticals Inc.	34,674	6,120
*,^ Myriad Genetics Inc.		140,123	6,095
*	Bluebird Bio Inc.	66,669	5,917
*	Ultragenyx Pharmaceutical Inc.	55,373	5,444
*	Cepheid	146,511	5,266
*,^ Kite Pharma Inc.		58,158	4,790
*	Novavax Inc.	547,347	4,685
*	Portola Pharmaceuticals Inc. Class A	91,270	4,528
*	Prothena Corp. plc	63,863	4,505
*	Puma Biotechnology Inc.	56,037	4,220
*	Halozyme Therapeutics Inc.	220,855	3,931
*	Ligand Pharmaceuticals Inc.	36,560	3,915
*	Juno Therapeutics Inc.	69,313	3,909
*	Celldex Therapeutics Inc.	200,377	3,609
*	Radius Health Inc.	56,829	3,456
*	Chimerix Inc.	84,727	3,423
*,^ Intrexon Corp.		93,720	3,403
*	Acorda Therapeutics Inc.	87,339	3,335
*	Sarepta Therapeutics Inc.	86,842	3,192
*	Ophthotech Corp.	49,766	3,164
*,^ ZIOPHARM Oncology Inc.		240,619	3,147
*	Ironwood Pharmaceuticals Inc. Class A	257,179	3,138
*	Agios Pharmaceuticals Inc.	45,681	2,951
*	FibroGen Inc.	98,981	2,944
*	TESARO Inc.	53,022	2,706
*,^ Exelixis Inc.		460,518	2,634
*	Momenta Pharmaceuticals Inc.	133,536	2,385

*	ImmunoGen Inc.	175,361	2,380
*	Emergent BioSolutions Inc.	62,442	2,352
*	Amicus Therapeutics Inc.	218,129	2,341
*	ARIAD Pharmaceuticals Inc.	364,629	2,337
*	Achillion Pharmaceuticals Inc.	222,920	2,269
*	Dynavax Technologies Corp.	78,514	2,190
*	Insmed Inc.	119,759	1,953
*	MacroGenics Inc.	55,929	1,934
*	Clovis Oncology Inc.	61,479	1,933
*	Merrimack Pharmaceuticals Inc.	201,482	1,896
*,^ Heron Therapeutics Inc.		63,024	1,888
*	Acceleron Pharma Inc.	43,359	1,859
*	AMAG Pharmaceuticals Inc.	69,465	1,849
*	Alder Biopharmaceuticals Inc.	48,942	1,824
*	Repligen Corp.	63,790	1,814
*	Exact Sciences Corp.	195,695	1,779
*	PTC Therapeutics Inc.	58,497	1,757
*	MiMedx Group Inc.	187,892	1,683
*,^ Insys Therapeutics Inc.		50,838	1,620
*	NewLink Genetics Corp.	43,812	1,604
*	Eagle Pharmaceuticals Inc.	17,392	1,594
*	Retrophin Inc.	64,649	1,445
*	Sage Therapeutics Inc.	28,776	1,379
*	Atara Biotherapeutics Inc.	34,133	1,341
*	BioCryst Pharmaceuticals Inc.	118,070	1,253
*	Keryx Biopharmaceuticals Inc.	211,505	1,220
	PDL BioPharma Inc.	317,219	1,201
*	Arena Pharmaceuticals Inc.	492,771	1,178
*	Sangamo BioSciences Inc.	141,610	1,173
*	Lexicon Pharmaceuticals Inc.	84,250	1,159
*	Array BioPharma Inc.	287,109	1,137
*	Genomic Health Inc.	36,100	1,095
*,^ MannKind Corp.		541,848	1,084
*	Coherus Biosciences Inc.	34,624	1,052
*	Spark Therapeutics Inc.	17,822	1,030
*,^ Inovio Pharmaceuticals Inc.		138,815	1,029
*	TG Therapeutics Inc.	75,200	991
*	Bellicum Pharmaceuticals Inc.	43,019	991
*	Raptor Pharmaceutical Corp.	155,839	985
*	Axovant Sciences Ltd.	50,604	960
*	Xencor Inc.	57,532	925
*	Infinity Pharmaceuticals Inc.	99,904	881
*,^ Vanda Pharmaceuticals Inc.		84,935	837
*	Aduro Biotech Inc.	26,698	827
*	Spectrum Pharmaceuticals Inc.	136,594	820
*	Trevena Inc.	63,219	796
*,^ Arrowhead Research Corp.		121,106	765
*,^ Advaxis Inc.		61,609	744
*	Epizyme Inc.	46,110	743
*	Karyopharm Therapeutics Inc.	39,630	741
*	Esperion Therapeutics Inc.	25,100	713
*	Otonomy Inc.	26,885	709
*	Enanta Pharmaceuticals Inc.	20,882	658
*	Blueprint Medicines Corp.	25,953	601
*,^ Immunomedics Inc.		180,868	595
*,^ Organovo Holdings Inc.		175,465	595
*	Regulus Therapeutics Inc.	57,124	575

*	Aegerion Pharmaceuticals Inc.	55,092	564
*	Cara Therapeutics Inc.	33,274	551
*	Orexigen Therapeutics Inc.	229,708	549
*	Loxo Oncology Inc.	15,669	516
*	Zafgen Inc.	30,261	512
*	OncoMed Pharmaceuticals Inc.	21,880	500
*	Versartis Inc.	36,848	466
*,^ OvaScience Inc.		44,308	418
^	Osiris Therapeutics Inc.	35,030	359
*	Seres Therapeutics Inc.	9,997	358
*	Foundation Medicine Inc.	20,905	356
*	Avalanche Biotechnologies Inc.	33,916	355
*	Immune Design Corp.	16,874	353
*	Dicerna Pharmaceuticals Inc.	25,863	346
*	Sorrento Therapeutics Inc.	40,367	323
*	Arbutus Biopharma Corp.	43,254	241
*	XBiotech Inc.	13,088	98
*	Synta Pharmaceuticals Corp.	176,992	76
*,^ Vital Therapies Inc.		24	—
*	XOMA Corp.	109	—
*	Celladon Corp.	12	—
			1,739,326
Health Care Equipment & Supplies (15.8%)
	Medtronic plc	2,892,808	217,944
	Abbott Laboratories	3,044,270	136,749
	Stryker Corp.	692,112	66,761
	Becton Dickinson and Co.	429,533	64,537
*	Boston Scientific Corp.	2,745,013	50,179
	Baxter International Inc.	1,114,337	41,955
*	Intuitive Surgical Inc.	75,615	39,321
	St. Jude Medical Inc.	575,503	36,314
*	Edwards Lifesciences Corp.	219,526	35,783
	Zimmer Biomet Holdings Inc.	353,222	35,679
	CR Bard Inc.	151,615	28,325
*	Hologic Inc.	489,251	19,741
	DENTSPLY International Inc.	285,293	17,306
	ResMed Inc.	286,909	17,091
*	Varian Medical Systems Inc.	201,580	16,284
	Cooper Cos. Inc.	99,321	14,526
*	DexCom Inc.	163,650	13,913
*	STERIS plc	174,347	13,317
*	IDEXX Laboratories Inc.	187,915	13,308
*	Sirona Dental Systems Inc.	114,234	12,392
	Teleflex Inc.	84,705	11,156
*	Align Technology Inc.	138,942	9,273
	West Pharmaceutical Services Inc.	146,825	9,257
*	Alere Inc.	166,360	6,866
*	ABIOMED Inc.	81,656	6,661
	Hill-Rom Holdings Inc.	115,576	5,884
*	LivaNova plc	89,152	5,336
*	NuVasive Inc.	100,011	5,215
	Cantel Medical Corp.	72,042	4,670
*	Neogen Corp.	75,736	4,473
*	Insulet Corp.	115,796	4,237
*	Masimo Corp.	98,857	4,101
*	Wright Medical Group NV	187,247	4,011
*	Globus Medical Inc.	144,920	3,932

*	Integra LifeSciences Holdings Corp.	59,542	3,734
*	Haemonetics Corp.	103,889	3,349
*	Natus Medical Inc.	67,388	3,287
*	ICU Medical Inc.	28,952	3,284
*	Halyard Health Inc.	94,902	3,036
*	Greatbatch Inc.	52,088	3,023
	Abaxis Inc.	43,815	2,330
	CONMED Corp.	50,730	2,156
*	NxStage Medical Inc.	109,314	2,133
	Analogic Corp.	25,304	2,114
*	Zeltiq Aesthetics Inc.	62,829	1,909
*	Nevro Corp.	31,397	1,896
*	Cynosure Inc. Class A	41,755	1,756
	Meridian Bioscience Inc.	84,835	1,660
*	Merit Medical Systems Inc.	85,287	1,652
*	HeartWare International Inc.	33,592	1,608
*	Orthofix International NV	38,087	1,507
*	LDR Holding Corp.	52,586	1,421
*	Endologix Inc.	130,349	1,327
*	Quidel Corp.	59,655	1,294
	Atrion Corp.	3,039	1,279
*	Vascular Solutions Inc.	35,268	1,253
*	Anika Therapeutics Inc.	29,805	1,251
	Invacare Corp.	60,365	1,202
*	Spectranetics Corp.	86,444	1,195
*	AtriCure Inc.	54,779	1,177
*	Accuray Inc.	160,729	1,131
*,^ Rockwell Medical Inc.		92,055	1,117
*	K2M Group Holdings Inc.	49,329	997
*	Inogen Inc.	25,467	974
*	Cardiovascular Systems Inc.	58,030	928
*	OraSure Technologies Inc.	115,014	719
*	AngioDynamics Inc.	54,703	651
*	GenMark Diagnostics Inc.	81,479	649
*	STAAR Surgical Co.	62,522	524
*	Tandem Diabetes Care Inc.	37,450	386
*	Glaukos Corp.	13,072	338
*,^ Unilife Corp.		27,728	21
*	Wright Medical Group Inc. CVR	14,554	15
			1,036,780
Health Care Providers & Services (17.6%)
	UnitedHealth Group Inc.	1,947,641	219,519
*	Express Scripts Holding Co.	1,380,115	117,972
	McKesson Corp.	474,770	89,898
	Aetna Inc.	712,105	73,169
	Cigna Corp.	525,989	70,998
	Anthem Inc.	534,198	69,649
	Cardinal Health Inc.	668,605	58,068
	Humana Inc.	302,701	51,054
*	HCA Holdings Inc.	678,443	46,175
	AmerisourceBergen Corp. Class A	419,496	41,379
*	Henry Schein Inc.	170,240	26,639
*	DaVita HealthCare Partners Inc.	352,221	25,726
*	Laboratory Corp. of America Holdings	206,550	25,104
	Universal Health Services Inc. Class B	187,428	22,776
	Quest Diagnostics Inc.	293,102	20,025
*	MEDNAX Inc.	191,640	13,677

*	Centene Corp.	230,477	13,310
*	Envision Healthcare Holdings Inc.	378,818	10,417
*	Health Net Inc.	157,907	9,989
*	VCA Inc.	165,748	9,121
*	Brookdale Senior Living Inc.	376,344	8,460
*	Amsurg Corp.	98,891	8,313
	Patterson Cos. Inc.	179,109	8,162
*	Team Health Holdings Inc.	147,999	8,161
*	Acadia Healthcare Co. Inc.	116,886	8,066
*	WellCare Health Plans Inc.	89,880	7,413
*	Community Health Systems Inc.	240,808	6,969
*	Tenet Healthcare Corp.	202,465	6,720
	HealthSouth Corp.	186,657	6,568
*	LifePoint Health Inc.	90,719	6,496
	Chemed Corp.	34,479	5,327
*	Molina Healthcare Inc.	85,890	5,176
	Owens & Minor Inc.	128,774	4,959
*	Air Methods Corp.	76,050	3,323
*	Premier Inc. Class A	88,913	3,055
*	Magellan Health Inc.	55,735	2,934
*	AMN Healthcare Services Inc.	97,088	2,864
*	Diplomat Pharmacy Inc.	78,075	2,743
	Ensign Group Inc.	49,291	2,345
*	HealthEquity Inc.	70,119	2,314
	Kindred Healthcare Inc.	170,331	2,274
	Select Medical Holdings Corp.	186,748	2,254
*	ExamWorks Group Inc.	80,279	2,121
*	PharMerica Corp.	61,846	2,104
*	Surgical Care Affiliates Inc.	56,412	2,097
*	Amedisys Inc.	51,479	2,090
	Aceto Corp.	59,489	1,678
*,^ Adeptus Health Inc. Class A		24,051	1,445
*	Providence Service Corp.	27,686	1,341
	US Physical Therapy Inc.	25,180	1,331
*	Capital Senior Living Corp.	56,904	1,304
*	Triple-S Management Corp. Class B	49,131	1,299
	National HealthCare Corp.	18,753	1,296
*	LHC Group Inc.	27,590	1,284
*	Hanger Inc.	71,754	1,117
*	CorVel Corp.	22,736	881
*	Healthways Inc.	65,390	868
*	Civitas Solutions Inc.	30,366	796
	Landauer Inc.	19,440	792
	Universal American Corp.	98,599	738
*,^ AAC Holdings Inc.		17,762	436
	National Research Corp. Class A	19,126	296
	National Research Corp. Class B	2,802	95
*	BioScrip Inc.	67	—
			1,154,970
Health Care Technology (1.4%)
*	Cerner Corp.	634,327	37,806
*	athenahealth Inc.	78,929	13,240
*	IMS Health Holdings Inc.	335,527	9,301
*	Allscripts Healthcare Solutions Inc.	366,612	5,584
*	Medidata Solutions Inc.	112,795	5,169
*	Veeva Systems Inc. Class A	145,651	4,204
*	MedAssets Inc.	123,448	3,720

*	Omnicell Inc.	74,163	2,237
*	HMS Holdings Corp.	180,582	2,190
	Quality Systems Inc.	92,213	1,498
*	HealthStream Inc.	50,632	1,216
	Computer Programs & Systems Inc.	21,864	1,065
*	Inovalon Holdings Inc. Class A	51,929	964
*	Press Ganey Holdings Inc.	21,479	694
*	Evolent Health Inc. Class A	25,394	413
*	Castlight Health Inc. Class B	80,977	324
			89,625
Life Sciences Tools & Services (4.8%)
	Thermo Fisher Scientific Inc.	813,940	112,649
*	Illumina Inc.	295,599	54,361
	Agilent Technologies Inc.	676,827	28,305
*	Waters Corp.	168,019	22,316
*	Mettler-Toledo International Inc.	56,573	19,392
*	Quintiles Transnational Holdings Inc.	187,788	12,768
	PerkinElmer Inc.	230,953	12,278
*	PAREXEL International Corp.	112,584	7,639
*	Charles River Laboratories International Inc.	95,446	7,308
	Bio-Techne Corp.	75,850	6,918
*	Bio-Rad Laboratories Inc. Class A	41,799	5,840
*	Bruker Corp.	241,248	5,462
*	Cambrex Corp.	63,824	3,423
*	INC Research Holdings Inc. Class A	54,183	2,563
*	VWR Corp.	93,810	2,503
*	PRA Health Sciences Inc.	42,550	1,927
*	Luminex Corp.	79,267	1,706
*	Affymetrix Inc.	163,041	1,544
*,^ Pacific Biosciences of California Inc.		129,015	1,320
*	Albany Molecular Research Inc.	54,371	1,083
*,^ Accelerate Diagnostics Inc.		49,860	854
*	Fluidigm Corp.	58,868	669
*,^ Sequenom Inc.		240,680	428
			313,256
Other (0.0%)[1]
*	Cubist Pharmaceuticals, Inc. CVR	31,107	4
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	48	—
*	Clinical Data CVR	8,685	—
			4
Pharmaceuticals (33.7%)
	Johnson & Johnson	5,653,559	572,366
	Pfizer Inc.	12,591,771	412,632
	Merck & Co. Inc.	5,750,640	304,841
*	Allergan plc	803,673	252,265
	Bristol-Myers Squibb Co.	3,405,585	228,208
	Eli Lilly & Co.	2,037,724	167,175
	Zoetis Inc.	968,091	45,210
	Perrigo Co. plc	298,632	44,613
*	Mylan NV	853,425	43,781
*	Endo International plc	439,209	27,003
*	Jazz Pharmaceuticals plc	125,347	18,375
*	Mallinckrodt plc	239,715	16,279
*	Impax Laboratories Inc.	140,364	6,184
*	Horizon Pharma plc	276,468	5,952
*	Medicines Co.	136,413	5,731

*	Prestige Brands Holdings Inc.		107,756	5,484
*	Akorn Inc.		163,463	5,443
*	Catalent Inc.		190,211	5,297
*	Pacira Pharmaceuticals Inc.		74,304	4,811
*	Nektar Therapeutics		268,946	4,212
*	Intra-Cellular Therapies Inc. Class A		64,186	3,423
*	ZS Pharma Inc.		30,751	2,766
*	Depomed Inc.		122,647	2,384
*	Lannett Co. Inc.		55,478	2,050
*	Cempra Inc.		62,070	1,981
*	TherapeuticsMD Inc.		253,839	1,906
^	Theravance Inc.		166,593	1,541
*	Revance Therapeutics Inc.		39,401	1,529
*	Omeros Corp.		73,113	1,159
*	Relypsa Inc.		50,602	1,139
*	Aerie Pharmaceuticals Inc.		41,281	1,133
*	Supernus Pharmaceuticals Inc.		67,918	1,098
*	Amphastar Pharmaceuticals Inc.		68,178	1,046
	Phibro Animal Health Corp. Class A		32,118	1,043
*	Theravance Biopharma Inc.		51,563	968
*	Dermira Inc.		29,657	914
*	SciClone Pharmaceuticals Inc.		96,056	881
*	Sucampo Pharmaceuticals Inc. Class A		45,969	788
*	XenoPort Inc.		120,641	729
*	Intersect ENT Inc.		36,054	711
*	Sagent Pharmaceuticals Inc.		45,447	697
*	Tetraphase Pharmaceuticals Inc.		59,791	642
*,^ Teligent Inc.			74,826	634
*	BioDelivery Sciences International Inc.		101,246	621
*	Aratana Therapeutics Inc.		64,346	377
*	Collegium Pharmaceutical Inc.		14,783	281
*	Ocular Therapeutix Inc.		25,660	243
				2,208,546
Total Common Stocks (Cost $5,789,983)				6,542,507
		Coupon
Temporary Cash Investment (0.3%)
[2,3] Vanguard Market Liquidity Fund (Cost $19,911)		0.239%	19,911,302	19,911
Total Investments (100.2%) (Cost $5,809,894)				6,562,418
Other Assets and Liabilities-Net (-0.2%)[3]				(14,193)
Net Assets (100%)				6,548,225

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,207,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $19,911,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Health Care Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,542,503	—	4
Temporary Cash Investments	19,911	—	—
Total	6,562,414	—	4

C. At November 30, 2015, the cost of investment securities for tax purposes was $5,809,894,000. Net unrealized appreciation of investment securities for tax purposes was $752,524,000, consisting of unrealized gains of $841,692,000 on securities that had risen in value since their purchase and $89,168,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (23.3%)
	Boeing Co.	583,805	84,914
	United Technologies Corp.	765,113	73,489
	Honeywell International Inc.	671,616	69,815
	Lockheed Martin Corp.	252,695	55,381
	General Dynamics Corp.	248,091	36,335
	Raytheon Co.	274,510	34,048
	Northrop Grumman Corp.	161,014	30,007
	Precision Castparts Corp.	124,346	28,791
*	TransDigm Group Inc.	48,413	11,359
	Rockwell Collins Inc.	119,120	11,040
	Textron Inc.	250,042	10,669
	L-3 Communications Holdings Inc.	72,654	8,894
*	Spirit AeroSystems Holdings Inc. Class A	127,590	6,692
	Huntington Ingalls Industries Inc.	43,248	5,662
	Orbital ATK Inc.	53,628	4,607
	B/E Aerospace Inc.	96,093	4,441
	Hexcel Corp.	87,024	4,098
	Curtiss-Wright Corp.	40,316	2,839
*	Teledyne Technologies Inc.	30,408	2,813
	BWX Technologies Inc.	92,343	2,812
*	Esterline Technologies Corp.	26,559	2,525
*	Moog Inc. Class A	30,661	2,026
	Triumph Group Inc.	44,754	1,792
*	KLX Inc.	47,793	1,534
	HEICO Corp. Class A	34,500	1,497
*	DigitalGlobe Inc.	62,327	1,053
	Cubic Corp.	20,780	1,009
	HEICO Corp.	18,176	936
*	TASER International Inc.	48,839	913
*	Aerojet Rocketdyne Holdings Inc.	45,745	802
	AAR Corp.	30,840	757
*	Astronics Corp.	15,340	594
*	Engility Holdings Inc.	16,756	580
*	Aerovironment Inc.	19,399	496
	National Presto Industries Inc.	4,453	387
	American Science & Engineering Inc.	6,735	295
*	Kratos Defense & Security Solutions Inc.	42,989	200
*,^ KEYW Holding Corp.		28,240	181
*	Astronics Corp. Class B	2,203	85
			506,368
Air Freight & Logistics (5.9%)
	United Parcel Service Inc. Class B	631,778	65,079
	FedEx Corp.	242,773	38,489
	CH Robinson Worldwide Inc.	128,251	8,648
	Expeditors International of Washington Inc.	171,070	8,304
*,^ XPO Logistics Inc.		86,164	2,628
	Forward Air Corp.	28,078	1,350
*	Hub Group Inc. Class A	32,279	1,244

* Atlas Air Worldwide Holdings Inc.	22,357	924
* UTi Worldwide Inc.	86,876	608
* Echo Global Logistics Inc.	23,759	561
* Air Transport Services Group Inc.	46,728	444
Park-Ohio Holdings Corp.	7,446	313
		128,592
Airlines (5.9%)
Delta Air Lines Inc.	719,382	33,423
Southwest Airlines Co.	596,305	27,359
American Airlines Group Inc.	607,632	25,071
* United Continental Holdings Inc.	341,634	19,039
Alaska Air Group Inc.	115,148	9,181
* JetBlue Airways Corp.	284,482	7,038
* Spirit Airlines Inc.	65,773	2,419
Allegiant Travel Co. Class A	12,387	2,169
* Hawaiian Holdings Inc.	44,348	1,605
SkyWest Inc.	46,826	965
* Virgin America Inc.	13,992	509
* Republic Airways Holdings Inc.	44,401	188
		128,966
Building Products (2.7%)
Masco Corp.	311,055	9,304
Fortune Brands Home & Security Inc.	144,635	7,951
Allegion plc	86,674	5,825
AO Smith Corp.	68,596	5,471
Lennox International Inc.	38,588	5,245
Owens Corning	100,790	4,721
* USG Corp.	85,468	2,058
* Armstrong World Industries Inc.	35,050	1,741
* Masonite International Corp.	23,346	1,540
Universal Forest Products Inc.	18,055	1,395
Simpson Manufacturing Co. Inc.	37,517	1,393
Apogee Enterprises Inc.	26,464	1,329
* Trex Co. Inc.	28,915	1,252
* American Woodmark Corp.	12,604	1,034
AAON Inc.	38,928	962
* Builders FirstSource Inc.	63,741	858
Advanced Drainage Systems Inc.	31,381	841
* Gibraltar Industries Inc.	26,475	707
* Continental Building Products Inc.	31,911	582
Quanex Building Products Corp.	30,706	571
Griffon Corp.	30,186	548
* PGT Inc.	40,733	453
* Patrick Industries Inc.	10,253	425
* Nortek Inc.	8,567	412
Insteel Industries Inc.	16,365	399
* NCI Building Systems Inc.	26,871	319
* Ply Gem Holdings Inc.	19,323	255
		57,591
Commercial Services & Supplies (6.0%)
Waste Management Inc.	409,000	21,992
Tyco International plc	381,185	13,460
Republic Services Inc. Class A	220,879	9,703
* Stericycle Inc.	76,593	9,246
Cintas Corp.	84,731	7,761
Waste Connections Inc.	111,631	6,084

ADT Corp.	153,678	5,451
KAR Auction Services Inc.	128,209	4,863
* Copart Inc.	103,220	4,074
Pitney Bowes Inc.	182,951	3,952
RR Donnelley & Sons Co.	188,752	3,037
Deluxe Corp.	45,320	2,658
Rollins Inc.	88,673	2,408
Healthcare Services Group Inc.	61,846	2,285
* Clean Harbors Inc.	44,662	1,933
Matthews International Corp. Class A	29,596	1,770
HNI Corp.	39,910	1,766
Covanta Holding Corp.	108,612	1,754
Herman Miller Inc.	54,206	1,719
Steelcase Inc. Class A	80,949	1,619
Tetra Tech Inc.	54,267	1,508
UniFirst Corp.	13,727	1,491
Mobile Mini Inc.	41,455	1,470
ABM Industries Inc.	48,171	1,429
MSA Safety Inc.	28,727	1,347
Brink's Co.	41,511	1,336
Essendant Inc.	34,673	1,256
Interface Inc. Class A	59,854	1,190
G&K Services Inc. Class A	17,845	1,190
Brady Corp. Class A	42,680	1,126
West Corp.	41,068	1,047
Knoll Inc.	44,319	987
* ACCO Brands Corp.	100,234	774
Multi-Color Corp.	12,011	751
US Ecology Inc.	19,777	748
* Team Inc.	17,838	681
McGrath RentCorp	22,769	664
Viad Corp.	18,426	569
Ennis Inc.	23,481	469
Kimball International Inc. Class B	29,716	368
* SP Plus Corp.	13,595	342
* InnerWorkings Inc.	34,840	298
Quad/Graphics Inc.	22,949	237
CECO Environmental Corp.	24,176	210
* Civeo Corp.	97,085	188
* ARC Document Solutions Inc.	35,055	177
		129,388
Construction & Engineering (1.8%)
Fluor Corp.	131,087	6,371
* Jacobs Engineering Group Inc.	111,961	4,942
* AECOM	129,840	4,133
* Quanta Services Inc.	178,030	3,925
^ Chicago Bridge & Iron Co. NV	86,630	3,703
EMCOR Group Inc.	56,572	2,851
* Dycom Industries Inc.	30,911	2,701
KBR Inc.	130,546	2,538
Granite Construction Inc.	35,337	1,441
* MasTec Inc.	61,376	1,254
Comfort Systems USA Inc.	34,134	1,083
Primoris Services Corp.	34,580	798
* Aegion Corp. Class A	32,567	718
* Tutor Perini Corp.	35,998	678
Argan Inc.	11,550	454

*	MYR Group Inc.	19,036	404
*	Great Lakes Dredge & Dock Corp.	51,163	232
*	Ameresco Inc. Class A	17,527	120
			38,346
Electrical Equipment (5.3%)
	Emerson Electric Co.	594,311	29,716
	Eaton Corp. plc	422,770	24,588
	Rockwell Automation Inc.	121,199	12,900
	AMETEK Inc.	218,990	12,364
	Acuity Brands Inc.	39,376	9,091
*	Sensata Technologies Holding NV	153,837	7,047
	Hubbell Inc. Class B	45,622	4,530
	Regal Beloit Corp.	40,643	2,620
	EnerSys	41,931	2,470
*	Generac Holdings Inc.	62,176	1,996
*,^ SolarCity Corp.		52,736	1,517
	AZZ Inc.	23,371	1,391
	Franklin Electric Co. Inc.	36,380	1,186
*	Babcock & Wilcox Enterprises Inc.	46,165	884
	Encore Wire Corp.	17,581	768
	General Cable Corp.	44,800	683
*	Thermon Group Holdings Inc.	28,419	518
*,^ Plug Power Inc.		152,819	336
	Powell Industries Inc.	8,803	309
*	FuelCell Energy Inc.	218,300	189
*	Vicor Corp.	15,421	143
	Allied Motion Technologies Inc.	4,877	116
*	Power Solutions International Inc.	4,086	96
*,^ Enphase Energy Inc.		104	—
			115,458
Industrial Conglomerates (19.4%)
	General Electric Co.	8,534,850	255,533
	3M Co.	565,012	88,470
	Danaher Corp.	556,276	53,620
	Roper Technologies Inc.	91,035	17,614
	Carlisle Cos. Inc.	58,986	5,217
	Raven Industries Inc.	34,707	579
			421,033
Machinery (14.7%)
	Caterpillar Inc.	517,730	37,613
	Illinois Tool Works Inc.	298,025	28,008
	Deere & Co.	281,951	22,435
	PACCAR Inc.	321,004	16,679
	Cummins Inc.	153,488	15,406
	Stanley Black & Decker Inc.	138,443	15,112
	Ingersoll-Rand plc	239,962	14,079
	Parker-Hannifin Corp.	125,176	13,101
	Dover Corp.	141,512	9,326
	Pentair plc	162,829	9,232
	Snap-on Inc.	52,524	9,043
	Wabtec Corp.	87,426	7,005
	Xylem Inc.	164,132	6,125
*	Middleby Corp.	51,924	5,714
	Flowserve Corp.	120,613	5,577
	IDEX Corp.	69,988	5,515
*	WABCO Holdings Inc.	49,779	5,350

Allison Transmission Holdings Inc.	143,600	4,015
Graco Inc.	52,211	3,940
Toro Co.	49,567	3,820
Trinity Industries Inc.	140,002	3,801
Nordson Corp.	51,776	3,755
Donaldson Co. Inc.	116,429	3,656
Lincoln Electric Holdings Inc.	61,086	3,448
ITT Corp.	80,900	3,213
AGCO Corp.	63,087	3,171
Oshkosh Corp.	70,826	3,106
Woodward Inc.	51,756	2,610
Valmont Industries Inc.	21,023	2,465
CLARCOR Inc.	45,243	2,390
Crane Co.	42,051	2,187
* Colfax Corp.	78,980	2,138
Kennametal Inc.	72,058	2,108
Timken Co.	64,987	2,095
Terex Corp.	101,119	2,071
Manitowoc Co. Inc.	116,873	1,975
* Rexnord Corp.	90,752	1,854
Barnes Group Inc.	44,695	1,722
Hillenbrand Inc.	56,535	1,712
Mueller Industries Inc.	48,577	1,530
* RBC Bearings Inc.	21,363	1,509
* Proto Labs Inc.	21,278	1,440
Mueller Water Products Inc. Class A	144,769	1,349
Joy Global Inc.	87,897	1,349
Watts Water Technologies Inc. Class A	24,272	1,347
John Bean Technologies Corp.	26,343	1,288
Actuant Corp. Class A	51,123	1,266
* SPX FLOW Inc.	32,986	1,108
Standex International Corp.	11,567	1,034
Albany International Corp.	25,923	1,010
EnPro Industries Inc.	19,860	996
Tennant Co.	15,872	988
Federal Signal Corp.	56,953	960
ESCO Technologies Inc.	23,382	917
* Meritor Inc.	82,747	889
* TriMas Corp.	40,413	874
Greenbrier Cos. Inc.	25,245	855
* Wabash National Corp.	61,111	793
Briggs & Stratton Corp.	40,550	772
Harsco Corp.	73,171	764
^ Lindsay Corp.	10,350	722
Astec Industries Inc.	17,302	697
Gorman-Rupp Co.	21,702	697
Sun Hydraulics Corp.	20,707	682
Altra Industrial Motion Corp.	24,110	676
* Navistar International Corp.	43,135	626
* Chart Industries Inc.	27,059	577
CIRCOR International Inc.	12,665	576
* Lydall Inc.	15,480	564
Alamo Group Inc.	8,940	511
American Railcar Industries Inc.	8,698	492
Douglas Dynamics Inc.	20,185	469
Hyster-Yale Materials Handling Inc.	8,000	463
Global Brass & Copper Holdings Inc.	19,460	453

Kadant Inc.	10,163	440
NN Inc.	23,231	396
SPX Corp.	32,986	364
Columbus McKinnon Corp.	17,033	352
FreightCar America Inc.	11,233	272
* Blount International Inc.	38,120	221
* Milacron Holdings Corp.	14,983	221
Titan International Inc.	40,372	175
LB Foster Co. Class A	44	1
		320,257
Marine (0.2%)
* Kirby Corp.	49,539	3,200
Matson Inc.	39,418	2,039
		5,239
Professional Services (4.2%)
Nielsen Holdings plc	316,197	14,760
Equifax Inc.	106,934	11,923
* Verisk Analytics Inc. Class A	144,747	10,849
Towers Watson & Co. Class A	62,657	8,428
* IHS Inc. Class A	61,958	7,640
ManpowerGroup Inc.	69,456	6,270
Robert Half International Inc.	121,731	6,230
Dun & Bradstreet Corp.	32,656	3,520
CEB Inc.	30,251	2,338
* Advisory Board Co.	38,221	2,058
* On Assignment Inc.	42,838	2,000
Korn/Ferry International	46,635	1,716
* FTI Consulting Inc.	37,680	1,408
* WageWorks Inc.	32,536	1,384
* Huron Consulting Group Inc.	21,068	1,222
Exponent Inc.	23,498	1,213
* TrueBlue Inc.	37,710	1,105
* TransUnion	32,800	839
* Navigant Consulting Inc.	43,642	764
* TriNet Group Inc.	35,050	692
* RPX Corp.	47,361	657
Insperity Inc.	14,563	629
Resources Connection Inc.	33,434	610
Kforce Inc.	22,602	609
* ICF International Inc.	15,967	569
* CBIZ Inc.	43,234	463
Heidrick & Struggles International Inc.	15,846	457
Kelly Services Inc. Class A	26,345	443
* GP Strategies Corp.	12,514	356
* Mistras Group Inc.	15,930	343
Acacia Research Corp.	44,203	261
* Franklin Covey Co.	10,839	166
* Pendrell Corp.	91,337	49
		91,971
Road & Rail (7.6%)
Union Pacific Corp.	784,718	65,877
Norfolk Southern Corp.	272,565	25,910
CSX Corp.	889,766	25,296
Kansas City Southern	99,832	9,077
JB Hunt Transport Services Inc.	84,018	6,574
* Hertz Global Holdings Inc.	352,904	5,597

*	Old Dominion Freight Line Inc.		58,129	3,703
*	Avis Budget Group Inc.		93,577	3,499
*	Genesee & Wyoming Inc. Class A		48,148	3,335
	Ryder System Inc.		48,269	3,184
	AMERCO		7,095	2,876
	Landstar System Inc.		39,409	2,460
	Knight Transportation Inc.		55,867	1,482
*	Swift Transportation Co.		83,256	1,330
	Werner Enterprises Inc.		42,351	1,142
	Heartland Express Inc.		47,802	916
	ArcBest Corp.		22,648	545
*	Saia Inc.		22,153	543
	Marten Transport Ltd.		22,456	406
*	YRC Worldwide Inc.		19,806	335
	Celadon Group Inc.		23,205	322
*	Roadrunner Transportation Systems Inc.		27,081	298
				164,707
Trading Companies & Distributors (2.6%)
	WW Grainger Inc.		53,699	10,769
	Fastenal Co.		249,304	10,117
*	United Rentals Inc.		86,252	6,785
*	HD Supply Holdings Inc.		179,938	5,691
	Air Lease Corp. Class A		88,213	2,967
	Watsco Inc.		23,260	2,957
	MSC Industrial Direct Co. Inc. Class A		43,639	2,692
*	Beacon Roofing Supply Inc.		45,007	1,925
*	WESCO International Inc.		39,872	1,916
*	NOW Inc.		97,422	1,791
	GATX Corp.		37,598	1,741
	Applied Industrial Technologies Inc.		34,137	1,456
*	MRC Global Inc.		92,334	1,366
	Aircastle Ltd.		58,165	1,219
	Kaman Corp.		22,064	886
*	Rush Enterprises Inc. Class A		27,601	671
*	Univar Inc.		31,038	588
	TAL International Group Inc.		28,284	571
	H&E Equipment Services Inc.		28,229	565
*	DXP Enterprises Inc.		11,492	376
*	Stock Building Supply Holdings Inc.		13,867	238
*	CAI International Inc.		15,213	170
				57,457
Transportation Infrastructure (0.3%)
	Macquarie Infrastructure Corp.		68,449	5,136
*	Wesco Aircraft Holdings Inc.		61,108	817
				5,953
Total Common Stocks (Cost $2,068,410)				2,171,326
		Coupon
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $3,713)		0.239%	3,712,701	3,713
Total Investments (100.1%) (Cost $2,072,123)				2,175,039
Other Assets and Liabilities-Net (-0.1%)[2]				(1,978)
Net Assets (100%)				2,173,061

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,487,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,713,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2015, the cost of investment securities for tax purposes was $2,072,266,000. Net unrealized appreciation of investment securities for tax purposes was $102,773,000, consisting of unrealized gains of $242,041,000 on securities that had risen in value since their purchase and $139,268,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (6.9%)
	Cisco Systems Inc.	9,787,971	266,722
	QUALCOMM Inc.	3,023,917	147,537
*	Palo Alto Networks Inc.	136,832	25,634
	Motorola Solutions Inc.	306,019	21,966
	Juniper Networks Inc.	665,589	20,054
	Harris Corp.	238,752	19,848
*	F5 Networks Inc.	136,552	14,065
*	ARRIS Group Inc.	253,840	7,760
	Brocade Communications Systems Inc.	801,039	7,518
*	CommScope Holding Co. Inc.	256,684	7,346
*	NetScout Systems Inc.	184,080	6,093
*	Infinera Corp.	267,467	6,023
*	Ciena Corp.	233,061	5,836
*	ViaSat Inc.	87,837	5,444
*,^ Arista Networks Inc.		71,391	5,249
	InterDigital Inc.	68,696	3,620
	Plantronics Inc.	67,780	3,586
*	Polycom Inc.	257,699	3,512
*	EchoStar Corp. Class A	86,516	3,384
*	Viavi Solutions Inc.	450,808	2,867
*	NETGEAR Inc.	58,711	2,590
*	Finisar Corp.	205,006	2,474
*,^ Ubiquiti Networks Inc.		58,363	2,036
*	Ruckus Wireless Inc.	157,985	1,809
*	Lumentum Holdings Inc.	88,411	1,768
*	Mitel Networks Corp.	184,890	1,607
	ADTRAN Inc.	96,023	1,566
*	Ixia	107,791	1,408
*	ShoreTel Inc.	126,315	1,296
*	CalAmp Corp.	68,620	1,268
*	Harmonic Inc.	170,173	941
	Comtech Telecommunications Corp.	30,960	682
*	Calix Inc.	77,537	614
*	Sonus Networks Inc.	82,860	583
	Black Box Corp.	29,040	329
			605,035
Electronic Equipment, Instruments & Components (3.9%)
	TE Connectivity Ltd.	774,097	51,934
	Corning Inc.	2,358,349	44,172
	Amphenol Corp. Class A	594,802	32,744
*	Flextronics International Ltd.	1,089,893	12,261
	CDW Corp.	277,944	11,999
	Avnet Inc.	258,601	11,720
*	Trimble Navigation Ltd.	494,439	11,323
*	Arrow Electronics Inc.	181,567	10,269
*	Keysight Technologies Inc.	325,212	10,020
	Ingram Micro Inc.	300,415	9,292
	Jabil Circuit Inc.	335,305	8,580

	FLIR Systems Inc.	270,248	8,259
*	Zebra Technologies Corp.	100,013	8,021
*	IPG Photonics Corp.	71,070	6,481
	FEI Co.	80,324	6,427
	National Instruments Corp.	198,364	6,229
	Cognex Corp.	159,595	5,921
	SYNNEX Corp.	57,478	5,418
	Belden Inc.	81,969	5,145
	Littelfuse Inc.	43,383	4,710
*	Tech Data Corp.	67,949	4,597
*	Universal Display Corp.	80,017	4,206
*	Anixter International Inc.	56,844	3,874
*	Sanmina Corp.	154,683	3,507
	Dolby Laboratories Inc. Class A	99,347	3,435
*	OSI Systems Inc.	36,438	3,412
*	Coherent Inc.	47,795	3,246
*,^ Fitbit Inc. Class A		107,498	3,087
	Vishay Intertechnology Inc.	258,784	3,085
*,^ Knowles Corp.		168,932	2,782
*	Itron Inc.	74,089	2,664
	Methode Electronics Inc.	70,329	2,537
*	Plexus Corp.	64,337	2,393
*	Benchmark Electronics Inc.	98,355	2,111
*	ScanSource Inc.	53,120	2,041
*	Rogers Corp.	36,082	2,000
*	Insight Enterprises Inc.	71,269	1,909
*	II-VI Inc.	101,304	1,886
	MTS Systems Corp.	29,100	1,851
*	InvenSense Inc.	158,413	1,836
	Badger Meter Inc.	28,412	1,728
*	Rofin-Sinar Technologies Inc.	53,973	1,551
*	Fabrinet	57,239	1,370
*	Mercury Systems Inc.	67,379	1,319
	AVX Corp.	97,260	1,312
*	Newport Corp.	75,720	1,256
*	ePlus Inc.	12,188	1,075
	CTS Corp.	56,172	1,066
*	FARO Technologies Inc.	33,136	997
*	TTM Technologies Inc.	121,541	953
*	GSI Group Inc.	60,827	872
*	DTS Inc.	32,701	841
*	RealD Inc.	76,385	802
	Park Electrochemical Corp.	36,761	644
*	Kimball Electronics Inc.	55,880	640
	Daktronics Inc.	72,380	628
	Checkpoint Systems Inc.	85,182	536
*	PC Connection Inc.	19,282	430
			345,404
Internet Software & Services (19.2%)
*	Alphabet Inc.	595,704	442,370
*	Facebook Inc. Class A	4,131,457	430,663
*	Alphabet Inc. Class A	557,885	425,583
*	eBay Inc.	2,103,438	62,241
*	Yahoo! Inc.	1,720,501	58,170
*	LinkedIn Corp. Class A	220,681	53,650
*	Twitter Inc.	1,105,971	28,092
*	Akamai Technologies Inc.	343,630	19,797

*	VeriSign Inc.	196,459	17,571
*	CoStar Group Inc.	62,470	13,071
	InterActiveCorp	148,391	9,317
	MercadoLibre Inc.	63,679	7,848
	j2 Global Inc.	88,562	7,127
*	HomeAway Inc.	184,679	6,530
*	Rackspace Hosting Inc.	219,857	6,292
*	Pandora Media Inc.	386,421	5,333
*,^ Cimpress NV		56,475	5,209
*,^ Zillow Group Inc.		192,918	4,755
*	Yelp Inc. Class A	126,922	3,824
*	LogMeIn Inc.	47,998	3,428
*	Cornerstone OnDemand Inc.	94,192	3,382
*	Demandware Inc.	65,425	3,346
*,^ GrubHub Inc.		122,150	3,132
*	Stamps.com Inc.	28,719	2,911
*	WebMD Health Corp.	62,496	2,843
*	comScore Inc.	63,971	2,693
*,^ Zillow Group Inc. Class A		97,129	2,528
	NIC Inc.	120,289	2,455
*	Envestnet Inc.	72,721	2,361
*	SPS Commerce Inc.	31,684	2,355
*	Web.com Group Inc.	83,632	2,025
*	Constant Contact Inc.	62,506	1,956
*	Marketo Inc.	62,332	1,887
	EarthLink Holdings Corp.	198,445	1,824
*,^ Gogo Inc.		99,485	1,786
*	Bankrate Inc.	118,736	1,731
*	Endurance International Group Holdings Inc.	116,400	1,626
*	Cvent Inc.	44,387	1,604
*	New Relic Inc.	41,110	1,546
*	GoDaddy Inc. Class A	46,654	1,450
*,^ Shutterstock Inc.		38,599	1,400
*	Benefitfocus Inc.	30,247	1,226
*	Q2 Holdings Inc.	43,971	1,208
*	Monster Worldwide Inc.	164,904	1,062
*	Angie's List Inc.	85,929	929
*	Actua Corp.	73,001	846
*	LivePerson Inc.	106,402	830
*	Textura Corp.	33,903	819
*	Intralinks Holdings Inc.	77,435	792
*	Blucora Inc.	74,076	787
*	DHI Group Inc.	81,964	764
*	XO Group Inc.	43,220	728
*	Box Inc.	51,943	727
*,^ Quotient Technology Inc.		104,006	722
*,^ TrueCar Inc.		88,680	712
*	Hortonworks Inc.	41,148	699
*	SciQuest Inc.	53,339	689
*	Internap Corp.	85,095	611
*	RetailMeNot Inc.	55,473	541
*	Bazaarvoice Inc.	107,410	497
*	Alarm.com Holdings Inc.	17,532	308
*,^ OPOWER Inc.		32,324	303
*	Everyday Health Inc.	32,994	203
*	Rocket Fuel Inc.	56,221	196

*	MINDBODY Inc. Class A	100	2
			1,673,913
IT Services (17.8%)
	Visa Inc. Class A	3,755,535	296,725
	International Business Machines Corp.	1,790,916	249,690
	MasterCard Inc. Class A	1,920,695	188,075
	Accenture plc Class A	1,201,207	128,793
	Automatic Data Processing Inc.	896,669	77,347
*	Cognizant Technology Solutions Corp. Class A	1,173,414	75,779
*	PayPal Holdings Inc.	2,110,166	74,405
*	Fiserv Inc.	451,190	43,423
	Fidelity National Information Services Inc.	541,640	34,486
	Paychex Inc.	625,313	33,923
*	Alliance Data Systems Corp.	118,175	33,899
*	FleetCor Technologies Inc.	150,627	23,153
	Xerox Corp.	1,953,308	20,607
	Western Union Co.	983,790	18,554
	Total System Services Inc.	318,806	17,840
	Global Payments Inc.	248,088	17,577
*	Gartner Inc.	160,109	14,938
*	Vantiv Inc. Class A	281,292	14,827
	Broadridge Financial Solutions Inc.	227,501	12,508
	Jack Henry & Associates Inc.	155,753	12,364
	Sabre Corp.	342,186	10,012
*	CSRA Inc.	266,007	8,382
	Computer Sciences Corp.	266,007	8,334
*	Teradata Corp.	272,340	8,146
	DST Systems Inc.	62,026	7,585
*	Euronet Worldwide Inc.	96,361	7,489
	MAXIMUS Inc.	126,897	7,201
*	WEX Inc.	74,309	7,005
	Booz Allen Hamilton Holding Corp. Class A	229,189	6,979
	Leidos Holdings Inc.	117,771	6,823
*	EPAM Systems Inc.	81,372	6,406
*	CoreLogic Inc.	171,375	6,317
*	VeriFone Systems Inc.	220,109	6,313
	Heartland Payment Systems Inc.	71,037	5,636
*	First Data Corp. Class A	307,712	5,170
	Convergys Corp.	189,536	4,882
*	Blackhawk Network Holdings Inc.	100,050	4,737
*	CACI International Inc. Class A	44,143	4,426
	Science Applications International Corp.	80,093	4,024
*	Acxiom Corp.	150,228	3,440
*	Cardtronics Inc.	86,671	3,260
*	Syntel Inc.	64,491	3,123
*	ExlService Holdings Inc.	60,852	2,846
*	Virtusa Corp.	53,884	2,654
	Travelport Worldwide Ltd.	199,255	2,652
*,^ NeuStar Inc. Class A		104,561	2,635
*	Sykes Enterprises Inc.	75,414	2,400
	CSG Systems International Inc.	62,332	2,227
	EVERTEC Inc.	125,748	2,160
	ManTech International Corp.	47,608	1,594
*	Black Knight Financial Services Inc. Class A	39,018	1,354
*	Unisys Corp.	94,581	1,216
*	Net 1 UEPS Technologies Inc.	79,488	1,203
*	Perficient Inc.	68,088	1,190

	Cass Information Systems Inc.	18,083	974
	TeleTech Holdings Inc.	31,887	925
	Forrester Research Inc.	18,480	603
*	MoneyGram International Inc.	55,449	487
*	Everi Holdings Inc.	121,513	464
			1,552,187
Semiconductors & Semiconductor Equipment (12.5%)
	Intel Corp.	9,151,030	318,181
	Texas Instruments Inc.	1,975,431	114,812
	Avago Technologies Ltd. Class A	499,687	65,184
	Broadcom Corp. Class A	1,075,421	58,750
	Applied Materials Inc.	2,309,712	43,353
	Analog Devices Inc.	603,487	37,193
*	Micron Technology Inc.	2,084,321	33,203
	NVIDIA Corp.	1,037,002	32,894
	Altera Corp.	581,987	30,729
	Skyworks Solutions Inc.	366,957	30,465
	Xilinx Inc.	497,653	24,728
	Lam Research Corp.	304,604	23,820
	Maxim Integrated Products Inc.	547,129	21,212
	Linear Technology Corp.	461,279	21,090
	KLA-Tencor Corp.	303,000	20,140
	Microchip Technology Inc.	406,107	19,607
*	Qorvo Inc.	287,961	16,722
*	ON Semiconductor Corp.	794,259	8,705
	Teradyne Inc.	405,579	8,428
*	First Solar Inc.	145,684	8,233
*	Freescale Semiconductor Ltd.	209,420	8,148
*	Integrated Device Technology Inc.	285,663	8,010
*	Cavium Inc.	106,659	7,158
	Marvell Technology Group Ltd.	796,531	7,057
	Cypress Semiconductor Corp.	646,583	6,996
	Atmel Corp.	806,788	6,979
*	Microsemi Corp.	183,930	6,623
*	Synaptics Inc.	70,043	6,288
*,^ Cree Inc.		198,706	5,492
	Monolithic Power Systems Inc.	72,278	4,939
*	Fairchild Semiconductor International Inc. Class A	221,812	4,334
*	Silicon Laboratories Inc.	78,198	4,231
*	Cirrus Logic Inc.	122,937	4,064
*	PMC-Sierra Inc.	334,862	3,961
	MKS Instruments Inc.	103,288	3,808
*,^ Ambarella Inc.		60,604	3,807
	Intersil Corp. Class A	253,086	3,665
*	Mellanox Technologies Ltd.	80,589	3,622
*	OmniVision Technologies Inc.	114,657	3,348
*	Entegris Inc.	242,110	3,298
*	Advanced Micro Devices Inc.	1,274,399	3,008
	Power Integrations Inc.	56,086	2,900
	Tessera Technologies Inc.	90,840	2,893
*	Rambus Inc.	223,076	2,661
*	Semtech Corp.	129,095	2,595
*	SunPower Corp. Class A	104,975	2,515
*	Advanced Energy Industries Inc.	75,861	2,213
*	Cabot Microelectronics Corp.	46,850	1,966
*	SunEdison Inc.	606,185	1,934
*	Inphi Corp.	55,165	1,774

*	Diodes Inc.	73,920	1,722
*	Kulicke & Soffa Industries Inc.	140,522	1,660
*	Veeco Instruments Inc.	77,421	1,583
*	Technology Solutions Holdings Inc.	40,646	1,502
	Brooks Automation Inc.	132,042	1,472
*	Photronics Inc.	130,689	1,434
*	Lattice Semiconductor Corp.	224,347	1,411
*	Amkor Technology Inc.	202,381	1,376
	Integrated Silicon Solution Inc.	58,608	1,342
*	Applied Micro Circuits Corp.	142,754	1,045
*	CEVA Inc.	40,488	1,028
*	FormFactor Inc.	113,590	989
*	Ultratech Inc.	51,917	862
*	Rudolph Technologies Inc.	57,765	822
*	Nanometrics Inc.	44,578	703
*	SunEdison Semiconductor Ltd.	72,509	692
	IXYS Corp.	49,781	634
*	Xcerra Corp.	104,458	632
*	PDF Solutions Inc.	50,814	567
*	SolarEdge Technologies Inc.	26,462	519
*	Exar Corp.	74,767	481
			1,090,212
Software (21.2%)
	Microsoft Corp.	14,622,351	794,725
	Oracle Corp.	6,675,890	260,159
*	salesforce.com inc	1,198,882	95,539
*	Adobe Systems Inc.	957,899	87,609
	Intuit Inc.	506,806	50,782
*	Electronic Arts Inc.	599,649	40,650
	Activision Blizzard Inc.	981,749	36,973
*	Red Hat Inc.	352,989	28,737
*	Autodesk Inc.	435,098	27,616
	Symantec Corp.	1,316,300	25,773
*	ServiceNow Inc.	285,377	24,831
*	Citrix Systems Inc.	309,242	23,710
	CA Inc.	636,744	17,899
*	Workday Inc. Class A	213,567	17,878
*	ANSYS Inc.	173,493	16,171
*	Synopsys Inc.	300,057	15,027
*	Splunk Inc.	241,870	14,391
*	Cadence Design Systems Inc.	562,147	12,536
	CDK Global Inc.	262,170	12,429
	SS&C Technologies Holdings Inc.	167,472	12,041
*	Tyler Technologies Inc.	62,108	11,082
*	Manhattan Associates Inc.	141,242	10,819
*	Ultimate Software Group Inc.	52,232	10,316
*	Fortinet Inc.	279,901	10,082
*	Nuance Communications Inc.	476,688	9,977
*	Tableau Software Inc. Class A	98,688	9,576
*,^ VMware Inc. Class A		152,581	9,370
*	Guidewire Software Inc.	135,764	8,055
*	PTC Inc.	220,398	7,943
*	SolarWinds Inc.	132,710	7,754
*	Aspen Technology Inc.	161,620	7,103
	Solera Holdings Inc.	129,386	6,953
*	NetSuite Inc.	76,039	6,494
*	FireEye Inc.	276,098	6,317

*	Take-Two Interactive Software Inc.	164,083	5,804
	Fair Isaac Corp.	59,754	5,692
*	Qlik Technologies Inc.	177,756	5,654
	Blackbaud Inc.	90,063	5,564
*	Verint Systems Inc.	117,862	5,522
*	Proofpoint Inc.	73,353	5,377
*	ACI Worldwide Inc.	226,617	5,330
*	Fleetmatics Group plc	74,373	4,440
*	Imperva Inc.	54,157	4,042
*	Zynga Inc. Class A	1,513,381	3,904
	Mentor Graphics Corp.	192,509	3,606
*	Ellie Mae Inc.	54,288	3,466
*	Paycom Software Inc.	79,281	3,457
*	CommVault Systems Inc.	83,436	3,419
*	MicroStrategy Inc. Class A	18,040	3,128
*	Synchronoss Technologies Inc.	72,036	2,836
*	Bottomline Technologies de Inc.	80,051	2,474
*	Zendesk Inc.	93,105	2,384
*	Callidus Software Inc.	107,674	2,234
	Pegasystems Inc.	74,164	2,191
*	BroadSoft Inc.	53,789	2,153
*	RingCentral Inc. Class A	91,710	2,101
*	Progress Software Corp.	87,577	2,101
	Monotype Imaging Holdings Inc.	76,868	2,032
*	Rovi Corp.	168,363	1,988
	Ebix Inc.	52,966	1,987
*	RealPage Inc.	83,733	1,860
*	Qualys Inc.	46,041	1,771
*	Paylocity Holding Corp.	38,702	1,701
*	TiVo Inc.	184,981	1,663
*	HubSpot Inc.	29,708	1,610
*	Infoblox Inc.	105,636	1,589
*	PROS Holdings Inc.	48,859	1,201
*	Interactive Intelligence Group Inc.	34,066	1,174
*	Xura Inc.	43,482	1,125
*,^ VASCO Data Security International Inc.		56,602	1,057
*	Gigamon Inc.	32,822	889
*	Silver Spring Networks Inc.	64,045	854
*	Rubicon Project Inc.	54,896	810
*	Glu Mobile Inc.	226,256	765
*	Workiva Inc.	39,554	742
*	Barracuda Networks Inc.	34,717	661
*	Tangoe Inc.	71,982	619
	Epiq Systems Inc.	38,007	514
*	Jive Software Inc.	80,933	406
*	TubeMogul Inc.	32,656	404
*	Varonis Systems Inc.	16,334	292
*	MobileIron Inc.	57,322	249
*	EnerNOC Inc.	51,758	220
			1,852,379
Technology Hardware, Storage & Peripherals (18.5%)
	Apple Inc.	10,974,733	1,298,311
	EMC Corp.	3,704,697	93,877
*	Hewlett Packard Enterprise Co.	3,496,652	51,960
*	HP Inc.	3,475,052	43,577
	SanDisk Corp.	393,212	29,047
	Western Digital Corp.	443,495	27,679

	Seagate Technology plc		581,004	20,881
	NetApp Inc.		577,212	17,697
*	NCR Corp.		310,314	8,413
*	Electronics For Imaging Inc.		91,019	4,467
	Diebold Inc.		119,251	4,135
	Lexmark International Inc. Class A		118,614	4,073
*	Cray Inc.		79,022	2,740
*	QLogic Corp.		169,401	2,185
*,^ 3D Systems Corp.			203,753	1,858
*	Super Micro Computer Inc.		72,822	1,789
*	Nimble Storage Inc.		66,401	695
*	Avid Technology Inc.		74,195	563
*	Eastman Kodak Co.		37,122	484
				1,614,431
Total Common Stocks (Cost $6,691,965)				8,733,561
		Coupon
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $22,907)		0.239%	22,907,000	22,907
Total Investments (100.2%) (Cost $6,714,872)				8,756,468
Other Assets and Liabilities-Net (-0.2%)[2]				(20,622)
Net Assets (100%)				8,735,846

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,504,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $22,907,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2015, the cost of investment securities for tax purposes was $6,714,872,000. Net unrealized appreciation of investment securities for tax purposes was $2,041,596,000, consisting of

Information Technology Index Fund

unrealized gains of $2,308,166,000 on securities that had risen in value since their purchase and $266,570,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Chemicals (70.1%)
	EI du Pont de Nemours & Co.	1,577,204	106,209
	Dow Chemical Co.	1,959,830	102,166
	Monsanto Co.	815,364	77,590
	LyondellBasell Industries NV Class A	690,183	66,133
	Praxair Inc.	499,278	56,319
	Ecolab Inc.	462,906	55,160
	PPG Industries Inc.	471,799	49,888
	Air Products & Chemicals Inc.	356,002	48,733
	Sherwin-Williams Co.	138,106	38,127
	Celanese Corp. Class A	267,287	18,911
	Eastman Chemical Co.	258,937	18,812
	CF Industries Holdings Inc.	406,686	18,765
	Mosaic Co.	558,248	17,663
	International Flavors & Fragrances Inc.	140,439	16,854
	Airgas Inc.	117,059	16,178
	Ashland Inc.	112,076	12,625
*	WR Grace & Co.	126,051	12,381
	Valspar Corp.	133,013	11,238
	RPM International Inc.	232,699	10,932
	Albemarle Corp.	195,588	10,476
	FMC Corp.	232,995	10,012
	Cytec Industries Inc.	118,538	8,875
	NewMarket Corp.	18,381	7,594
*	Axalta Coating Systems Ltd.	247,189	7,173
	Olin Corp.	286,842	6,245
	Scotts Miracle-Gro Co. Class A	80,188	5,596
	PolyOne Corp.	154,451	5,557
	Sensient Technologies Corp.	79,825	5,336
	Westlake Chemical Corp.	80,550	4,837
	Cabot Corp.	109,992	4,789
	Huntsman Corp.	362,566	4,539
	Balchem Corp.	54,935	3,763
	Minerals Technologies Inc.	60,645	3,732
	HB Fuller Co.	88,061	3,506
*	Platform Specialty Products Corp.	258,982	3,253
*	Chemtura Corp.	104,797	3,219
	Axiall Corp.	123,101	2,565
	Innospec Inc.	42,091	2,458
	Quaker Chemical Corp.	23,259	1,982
	Chemours Co.	312,388	1,952
	Stepan Co.	34,789	1,811
	A Schulman Inc.	51,064	1,767
*	Ferro Corp.	135,410	1,626
	Calgon Carbon Corp.	90,863	1,537
*	Kraton Performance Polymers Inc.	54,738	1,218
*	Flotek Industries Inc.	92,289	1,054
	Innophos Holdings Inc.	34,174	1,016
	Rayonier Advanced Materials Inc.	74,627	837
*	Koppers Holdings Inc.	36,180	826

American Vanguard Corp.	45,661	720
Hawkins Inc.	16,709	685
Tronox Ltd. Class A	113,283	659
Tredegar Corp.	39,470	622
* Trinseo SA	21,543	615
FutureFuel Corp.	41,267	591
* Intrepid Potash Inc.	99,100	356
Kronos Worldwide Inc.	40,249	260
* LSB Industries Inc.	31,572	224
		878,567
Construction Materials (4.1%)
Vulcan Materials Co.	232,241	23,844
Martin Marietta Materials Inc.	99,169	15,609
Eagle Materials Inc.	87,888	6,071
* Headwaters Inc.	128,221	2,458
* Summit Materials Inc. Class A	76,905	1,751
* US Concrete Inc.	23,955	1,407
United States Lime & Minerals Inc.	3,893	202
		51,342
Containers & Packaging (11.2%)
WestRock Co.	456,429	23,109
Sealed Air Corp.	358,718	16,272
Ball Corp.	228,829	15,885
* Crown Holdings Inc.	243,057	12,617
Packaging Corp. of America	170,176	11,570
Avery Dennison Corp.	159,386	10,513
AptarGroup Inc.	109,497	8,155
Bemis Co. Inc.	169,915	8,006
Graphic Packaging Holding Co.	571,652	7,815
Sonoco Products Co.	175,952	7,710
* Berry Plastics Group Inc.	208,893	7,595
* Owens-Illinois Inc.	266,119	5,134
Silgan Holdings Inc.	78,635	4,272
Greif Inc. Class A	44,925	1,594
Myers Industries Inc.	43,999	682
		140,929
Metals & Mining (10.1%)
Nucor Corp.	557,105	23,092
Alcoa Inc.	2,282,676	21,366
Newmont Mining Corp.	922,196	16,978
Freeport-McMoRan Inc.	1,813,195	14,832
Reliance Steel & Aluminum Co.	128,058	7,531
Steel Dynamics Inc.	421,936	7,337
Compass Minerals International Inc.	58,602	4,931
Royal Gold Inc.	113,690	4,087
Carpenter Technology Corp.	86,302	3,102
Commercial Metals Co.	201,485	2,980
Worthington Industries Inc.	85,148	2,620
Kaiser Aluminum Corp.	29,883	2,561
Allegheny Technologies Inc.	189,640	2,403
^ United States Steel Corp.	252,527	2,038
* Stillwater Mining Co.	210,770	1,973
Hecla Mining Co.	658,390	1,271
Globe Specialty Metals Inc.	116,141	1,181
Materion Corp.	33,434	970
Haynes International Inc.	21,713	849

Schnitzer Steel Industries Inc.		46,615	770
*,^ AK Steel Holding Corp.		313,680	746
TimkenSteel Corp.		62,427	637
* Coeur Mining Inc.		236,829	606
*,^ Cliffs Natural Resources Inc.		239,684	537
SunCoke Energy Inc.		114,227	432
* Century Aluminum Co.		90,830	339
*,^ Horsehead Holding Corp.		98,788	243
			126,412
Paper & Forest Products (4.4%)
International Paper Co.		691,684	28,933
* Louisiana-Pacific Corp.		248,760	4,577
Domtar Corp.		109,498	4,499
KapStone Paper and Packaging Corp.		151,031	3,666
Schweitzer-Mauduit International Inc.		53,023	2,217
* Boise Cascade Co.		68,784	2,153
Neenah Paper Inc.		29,110	1,935
* Clearwater Paper Corp.		33,315	1,626
PH Glatfelter Co.		74,480	1,325
Deltic Timber Corp.		19,889	1,304
Mercer International Inc.		84,370	899
* Resolute Forest Products Inc.		111,378	858
Wausau Paper Corp.		61,863	633
			54,625
Total Common Stocks (Cost $1,346,604)			1,251,875
	Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,427)	0.239%	1,427,101	1,427
Total Investments (100.0%) (Cost $1,348,031)			1,253,302
Other Assets and Liabilities-Net (0.0%)[2]			(495)
Net Assets (100%)			1,252,807

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,174,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,427,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Materials Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2015, the cost of investment securities for tax purposes was $1,348,031,000. Net unrealized depreciation of investment securities for tax purposes was $94,729,000, consisting of unrealized gains of $157,428,000 on securities that had risen in value since their purchase and $252,157,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2015

				Market
				Value
			Shares	($000)
Common Stock (99.3%)[1]
Diversified Telecommunication Services (83.0%)
	Alternative Carriers (21.5%)
*	8x8 Inc.		1,304,156	15,389
	Cogent Communications Holdings Inc.		430,887	14,461
*,^ Globalstar Inc.			6,924,710	15,096
*	inContact Inc.		1,453,530	14,346
	Inteliquent Inc.		715,448	13,744
*,^ Iridium Communications Inc.			1,573,095	12,852
*	Level 3 Communications Inc.		771,519	39,216
	Lumos Networks Corp.		884,904	10,433
*	ORBCOMM Inc.		1,825,443	11,701
*	pdvWireless Inc.		72,545	1,919
*	Premiere Global Services Inc.		1,081,066	14,994
*	Vonage Holdings Corp.		2,446,329	15,779
*	Zayo Group Holdings Inc.		479,137	11,643
				191,573
	Integrated Telecommunication Services (61.5%)
	AT&T Inc.		5,933,180	199,770
	Atlantic Tele-Network Inc.		190,980	15,025
	CenturyLink Inc.		1,408,515	37,931
*	Cincinnati Bell Inc.		3,860,441	14,554
	Consolidated Communications Holdings Inc.		659,700	14,375
*	FairPoint Communications Inc.		676,284	12,383
	Frontier Communications Corp.		4,107,079	20,494
*	General Communication Inc. Class A		704,859	14,640
	IDT Corp. Class B		670,327	8,372
	Verizon Communications Inc.		4,373,306	198,767
^	Windstream Holdings Inc.		1,623,297	10,113
				546,424

Other (0.2%)[2]
*	Leap Wireless International Inc CVR		577,114	1,454

Wireless Telecommunication Services (16.1%)
*	SBA Communications Corp. Class A		324,679	34,143
	Shenandoah Telecommunications Co.		363,372	17,544
	Spok Holdings Inc.		782,262	14,448
*	Sprint Corp.		3,962,673	14,464
*	T-Mobile US Inc.		868,333	30,826
	Telephone & Data Systems Inc.		609,695	17,248
*	United States Cellular Corp.		343,812	14,334
				143,007
Total Common Stock (Cost $911,758)				882,458
		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund		0.239%	14,447,502	14,448

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 Federal Home Loan Bank Discount Notes	0.195%	12/2/15	500	500
Total Temporary Cash Investments (Cost $14,948)				14,948
Total Investments (101.0%) (Cost $926,706)				897,406
				Amount
				($000)
Other Assets and Liabilities-Net (-1.0%)[4]				(8,775)
Net Assets (100%)				888,631

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,628,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $14,448,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	881,004	—	1,454

Telecommunication Services Index Fund

Temporary Cash Investments	14,448	500	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	895,446	500	1,454
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	Dec 2015	60	6,239	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $926,706,000. Net unrealized depreciation of investment securities for tax purposes was $29,300,000, consisting of unrealized gains of $48,097,000 on securities that had risen in value since their purchase and $77,397,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (52.1%)
Duke Energy Corp.	2,212,530	149,921
NextEra Energy Inc.	1,453,314	145,128
Southern Co.	2,919,497	130,034
American Electric Power Co. Inc.	1,576,773	88,315
Exelon Corp.	2,769,607	75,638
PPL Corp.	2,153,651	73,310
Edison International	1,047,235	62,164
Xcel Energy Inc.	1,630,344	58,138
Eversource Energy	1,019,490	51,943
FirstEnergy Corp.	1,357,850	42,623
Entergy Corp.	577,052	38,449
Pinnacle West Capital Corp.	356,109	22,563
Pepco Holdings Inc.	814,652	20,912
Westar Energy Inc. Class A	454,075	19,380
ITC Holdings Corp.	502,013	18,514
OGE Energy Corp.	641,787	16,757
Great Plains Energy Inc.	496,063	13,389
IDACORP Inc.	161,730	11,004
Portland General Electric Co.	285,369	10,536
Hawaiian Electric Industries Inc.	345,319	9,869
Cleco Corp.	194,392	9,741
UIL Holdings Corp.	181,969	9,253
ALLETE Inc.	149,088	7,596
PNM Resources Inc.	256,020	7,425
El Paso Electric Co.	130,360	5,039
MGE Energy Inc.	111,342	4,840
Empire District Electric Co.	140,631	3,202
Otter Tail Corp.	109,025	2,903
Unitil Corp.	42,579	1,496
		1,110,082
Gas Utilities (7.3%)
AGL Resources Inc.	385,929	24,148
Atmos Energy Corp.	326,059	20,317
UGI Corp.	555,361	19,254
Piedmont Natural Gas Co. Inc.	254,186	14,781
Questar Corp.	564,891	10,705
National Fuel Gas Co.	231,379	10,579
WGL Holdings Inc.	159,822	9,855
Southwest Gas Corp.	151,068	8,472
New Jersey Resources Corp.	274,767	8,257
ONE Gas Inc.	167,558	8,168
Laclede Group Inc.	139,238	8,126
South Jersey Industries Inc.	220,925	5,072
Northwest Natural Gas Co.	88,180	4,303
Chesapeake Utilities Corp.	49,169	2,620
		154,657
Independent Power and Renewable Electricity Producers (3.6%)
AES Corp.	2,194,811	21,926

* Calpine Corp.		1,099,595	16,252
NRG Energy Inc.		1,062,819	13,137
* Dynegy Inc.		308,970	4,981
Ormat Technologies Inc.		117,986	4,336
Pattern Energy Group Inc. Class A		191,976	3,438
^ NRG Yield Inc.		201,819	2,854
NextEra Energy Partners LP		89,373	2,311
* Talen Energy Corp.		268,983	2,095
NRG Yield Inc. Class A		111,704	1,518
TerraForm Power Inc. Class A		218,719	1,509
8Point3 Energy Partners LP		64,299	786
* Vivint Solar Inc.		68,455	554
			75,697
Multi-Utilities (34.0%)
Dominion Resources Inc.		1,910,361	128,701
PG&E Corp.		1,572,420	82,914
Sempra Energy		757,023	75,119
Public Service Enterprise Group Inc.		1,626,022	63,578
Consolidated Edison Inc.		941,386	58,507
WEC Energy Group Inc.		1,015,455	50,082
DTE Energy Co.		576,912	46,436
Ameren Corp.		779,919	34,129
CMS Energy Corp.		891,848	31,233
SCANA Corp.		436,376	25,807
CenterPoint Energy Inc.		1,313,811	22,269
Alliant Energy Corp.		364,009	21,910
TECO Energy Inc.		756,076	19,900
NiSource Inc.		1,021,814	19,609
Vectren Corp.		265,620	11,307
MDU Resources Group Inc.		596,391	10,389
NorthWestern Corp.		151,220	8,246
Black Hills Corp.		161,837	6,946
Avista Corp.		200,179	6,928
			724,010
Water Utilities (2.9%)
American Water Works Co. Inc.		579,341	33,463
Aqua America Inc.		568,312	16,680
American States Water Co.		119,705	5,007
California Water Service Group		154,387	3,478
SJW Corp.		49,493	1,503
Middlesex Water Co.		52,426	1,344
Connecticut Water Service Inc.		35,942	1,305
			62,780
Total Common Stocks (Cost $2,159,556)			2,127,226
	Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $732)	0.239%	732,000	732
Total Investments (99.9%) (Cost $2,160,288)			2,127,958
Other Assets and Liabilities-Net (0.1%)[2]			1,274
Net Assets (100%)			2,129,232

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $690,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $732,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2015, the cost of investment securities for tax purposes was $2,160,288,000. Net unrealized depreciation of investment securities for tax purposes was $32,330,000, consisting of unrealized gains of $151,727,000 on securities that had risen in value since their purchase and $184,057,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 19, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.